                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07841
                                  ---------------------------------------------

                     J.P. Morgan Mutual Fund Select Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      522 Fifth Avenue,  New York,                             NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2003
                        -------------------------------------------------------
Date of reporting period: September 1, 2002 through August 31, 2003
                         ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


ANNUAL REPORT AUGUST 31 2003


TAX FREE FUNDS

CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience coupled with our GLOBAL INTELLECTUAL CAPITAL is the foundation from which our investment products have been built. We have investment professionals based in 44 countries across the globe. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our market place. JPMorgan Fleming Asset Management is dedicated to working as an EXPERIENCED PARTNER with your financial advisor to help provide you with the WEALTH SOLUTIONS your portfolio needs.

 CONTENTS

President's Letter                                               1
Fund Commentaries:                                               2
   JPMorgan California Bond Fund                                 2
   JPMorgan Intermediate Tax Free Income Fund                    4
   JPMorgan New Jersey Tax Free Income Fund                      6
   JPMorgan New York Intermediate Tax Free Income Fund           8
   JPMorgan Tax Free Income Fund                                10
Portfolio of Investments                                        12
Financial Statements                                            50
Notes to Financial Statements                                   57
Financial Highlights                                            80

HIGHLIGHTS

-  Economic Weakness Persists

-  Investor Optimism Grows

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan
  Tax Free Funds

PRESIDENT'S LETTER  OCTOBER  6, 2003

[PHOTO OF GEORGE C. W. GATCH]

"The U.S. economy continued to send mixed signals through most of the period."

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Tax Free Funds for the year ended August 31, 2003. Inside you will find in-depth information on our tax-free funds along with updates from the portfolio management team.

ECONOMIC WEAKNESS PERSISTS
The U.S. economy continued to send mixed signals through most of the period. In the autumn of 2002, investors were confronted with contradictory economic data, lackluster corporate earnings, a declining stock market and escalating geopolitical risk, all of which combined to hold back the recovery. In response, many elected to buy only the highest quality issues. In November, the Federal Reserve Board once again eased short-term interest rates, cutting them by 1/2 percent.

Dominating attention during the winter were concerns about an impending war with Iraq, the outbreak of SARS, an increased threat of terrorism and rising energy prices. In general, consumer prices were higher, suggesting that household real income had fallen. Energy was certainly more expensive, putting more pressure on the American consumer. In fact, consumer confidence-which had remained strong through the recession-began to falter. According to the Conference Board, the measure of consumer confidence fell in February to its lowest level since 1993.

INVESTOR OPTIMISM GROWS
Better news was forthcoming in the spring. The combat phase of the Iraq war ended quickly and investors could also celebrate better-than-expected corporate earnings, the passage of a new tax package and a more positive economic outlook. Businesses remained reluctant to invest and hire, but consumers seemed optimistic and continued to take advantage of low mortgage interest rates. To support the emerging recovery, investors expected the Federal Reserve Board to ease interest rates by 1/2 percent. In June, however, the Fed cut the Federal Funds Rate by just 1/4 percent to 1%. Yields surged after the conservative cut as investors speculated that the easing cycle had ended. As economic fundamentals continued to improve, many economists predicted that third-quarter GDP growth could be near 5%.

The supply of tax-exempt bonds was heavy as state and local governments issued new debt to meet budget shortfalls. For most of the period, investor interest was strong and more than adequate to absorb the supply. However, the August issuance proved to be too much for the market, driving yield spreads wider.

In the months ahead, your portfolio managers will continue to work hard to maintain strong performance. They will strive to obtain the highest possible yields while focusing on the preservation of your principal. The portfolio management team and all of us at JPMorgan Fleming Asset Management appreciate your continued investment with us and we anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

JPMorgan
  California Bond Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

     FUND FACTS

     Fund Inception                        12/23/1996
     Fiscal Year End                        AUGUST 31
     Net Assets as of 8/31/2003
       (In Millions)                          $ 165.1
     Primary Benchmark              LEHMAN CALIFORNIA
                                    COMPETITIVE
                                    INTERMEDIATE BOND
                                    INDEX (1-17)
     Average Credit Quality                       AA+
     Duration                               5.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan California Bond Fund, which seeks to provide high after-tax return for California residents consistent with moderate risk of capital, had a total return of 1.67% (Institutional Shares) for the one-year period ended August 31, 2003. This compares with the 2.35% return of its benchmark index, the Lehman California Competitive Intermediate Bond Index (1-17).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark during the period. The primary reason was our high-quality bias at a time when lower quality issues performed better. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?

A: Although California's economy has been resilient, investors were troubled by the state's large budget deficit. In fact, Moody's Investor's Service, Standard & Poor's and Fitch Ratings had all given California a negative credit rating. To restore cash reserves, the state issued nearly $8 billion in new bonds.

   Because we expected the Fed to begin raising rates, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. As Fed rate cuts continued and rate increases were delayed, we overweighted the 10- to 15-year part of the yield curve. We sold into strong retail demand, took profits on long-term securities, and purchased select issues at attractive prices. Our high-quality bias hurt performance slightly when lower quality issues outperformed. As California spreads widened, we bought high-quality issues, avoiding State of California general obligation bonds and funded those purchases with out-of-state paper. We increased our weightings in essential service revenue bonds, which should be insulated from budget issues.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                                                                      SINCE
                                                                                  INCEPTION
                                          1 YEAR        3 YEARS       5 YEARS    (12/23/96)
                                          -------------------------------------------------
CLASS A SHARES
            Without Sales Charge            1.51%          5.04%         4.62%         5.16%
              With Sales Charge*           (3.05%)         3.43%         3.66%         4.44%
                                          -------------------------------------------------
INSTITUTIONAL SHARES                        1.67%          5.25%         4.79%         5.31%
                                          -------------------------------------------------
SELECT SHARES                               1.45%          5.02%         4.61%         5.15%

* Sales Charge for Class A Shares is 4.50%.

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 8/31/03)

            JPMORGAN CALIFORNIA BOND FUND   LEHMAN CALIFORNIA COMPETITIVE   LIPPER CALIFORNIA MUNICIPAL
            (INSTITUTIONAL SHARES)          INTERMEDIATE BOND INDEX (1-17)  DEBT FUNDS INDEX
  12/23/96                   $  3,000,000                     $  3,000,000                 $  3,000,000
  12/31/96                   $  3,009,300                     $  3,000,000                 $  3,000,000
   1/31/97                   $  3,003,281                     $  3,010,800                 $  2,996,400
   2/28/97                   $  3,028,809                     $  3,034,585                 $  3,023,667
   3/31/97                   $  2,999,127                     $  2,999,688                 $  2,981,941
   4/30/97                   $  3,016,822                     $  3,018,886                 $  3,009,076
   5/31/97                   $  3,061,169                     $  3,061,150                 $  3,055,115
   6/30/97                   $  3,090,250                     $  3,089,925                 $  3,087,805
   7/31/97                   $  3,165,343                     $  3,167,482                 $  3,182,909
   8/31/97                   $  3,135,906                     $  3,140,875                 $  3,148,534
   9/30/97                   $  3,174,791                     $  3,166,630                 $  3,191,354
  10/31/97                   $  3,179,236                     $  3,187,213                 $  3,210,183
  11/30/97                   $  3,193,224                     $  3,198,369                 $  3,229,444
  12/31/97                   $  3,241,761                     $  3,236,749                 $  3,280,792
   1/31/98                   $  3,265,102                     $  3,274,295                 $  3,312,944
   2/28/98                   $  3,266,734                     $  3,280,189                 $  3,312,281
   3/31/98                   $  3,258,894                     $  3,277,565                 $  3,312,944
   4/30/98                   $  3,238,363                     $  3,263,799                 $  3,291,410
   5/31/98                   $  3,287,586                     $  3,309,166                 $  3,347,364
   6/30/98                   $  3,295,477                     $  3,320,748                 $  3,361,088
   7/31/98                   $  3,303,386                     $  3,332,371                 $  3,367,810
   8/31/98                   $  3,355,910                     $  3,383,023                 $  3,425,063
   9/30/98                   $  3,408,933                     $  3,431,400                 $  3,476,781
  10/31/98                   $  3,410,296                     $  3,436,204                 $  3,464,960
  11/30/98                   $  3,421,209                     $  3,447,887                 $  3,480,552
  12/31/98                   $  3,423,262                     $  3,452,714                 $  3,482,641
   1/31/99                   $  3,470,503                     $  3,494,837                 $  3,521,298
   2/28/99                   $  3,448,986                     $  3,484,353                 $  3,504,044
   3/31/99                   $  3,453,125                     $  3,493,063                 $  3,510,701
   4/30/99                   $  3,450,708                     $  3,495,858                 $  3,515,967
   5/31/99                   $  3,431,729                     $  3,476,281                 $  3,488,191
   6/30/99                   $  3,382,998                     $  3,432,828                 $  3,430,985
   7/31/99                   $  3,407,356                     $  3,455,484                 $  3,437,504
   8/31/99                   $  3,398,156                     $  3,443,044                 $  3,394,879
   9/30/99                   $  3,413,108                     $  3,459,915                 $  3,392,502
  10/31/99                   $  3,391,264                     $  3,438,464                 $  3,333,812
  11/30/99                   $  3,420,090                     $  3,469,066                 $  3,367,484
  12/31/99                   $  3,402,647                     $  3,443,048                 $  3,332,125
 1/31/2000                   $  3,404,689                     $  3,454,410                 $  3,308,467
 2/29/2000                   $  3,434,650                     $  3,483,082                 $  3,362,395
 3/31/2000                   $  3,490,291                     $  3,534,632                 $  3,448,809
 4/30/2000                   $  3,474,934                     $  3,514,131                 $  3,417,424
 5/31/2000                   $  3,471,112                     $  3,519,050                 $  3,400,337
 6/30/2000                   $  3,547,129                     $  3,592,247                 $  3,498,607
 7/31/2000                   $  3,585,438                     $  3,632,121                 $  3,554,935
 8/31/2000                   $  3,637,785                     $  3,689,145                 $  3,632,077
 9/30/2000                   $  3,629,782                     $  3,674,757                 $  3,609,558
10/31/2000                   $  3,657,369                     $  3,697,908                 $  3,642,766
11/30/2000                   $  3,674,192                     $  3,716,768                 $  3,669,722
12/31/2000                   $  3,748,411                     $  3,776,979                 $  3,764,034
 1/31/2001                   $  3,791,143                     $  3,826,458                 $  3,779,843
 2/28/2001                   $  3,796,830                     $  3,835,641                 $  3,791,938
 3/31/2001                   $  3,814,295                     $  3,852,902                 $  3,816,586
 4/30/2001                   $  3,751,741                     $  3,797,420                 $  3,741,781
 5/31/2001                   $  3,805,015                     $  3,849,824                 $  3,788,179
 6/30/2001                   $  3,828,987                     $  3,870,228                 $  3,812,423
 7/31/2001                   $  3,878,764                     $  3,924,024                 $  3,875,710
 8/31/2001                   $  3,951,297                     $  3,996,226                 $  3,974,928
 9/30/2001                   $  3,941,419                     $  3,985,437                 $  3,950,283
10/31/2001                   $  4,001,722                     $  4,026,088                 $  3,991,761
11/30/2001                   $  3,958,504                     $  3,997,100                 $  3,955,835
12/31/2001                   $  3,920,502                     $  3,967,522                 $  3,911,134
 1/31/2002                   $  3,985,190                     $  4,035,763                 $  3,965,499
 2/28/2002                   $  4,030,621                     $  4,082,981                 $  4,009,120
 3/31/2002                   $  3,942,351                     $  3,998,055                 $  3,917,311
 4/30/2002                   $  4,015,679                     $  4,072,419                 $  3,986,256
 5/31/2002                   $  4,044,591                     $  4,107,849                 $  4,016,152
 6/30/2002                   $  4,076,544                     $  4,139,069                 $  4,047,478
 7/31/2002                   $  4,116,494                     $  4,183,357                 $  4,093,215
 8/31/2002                   $  4,171,655                     $  4,236,904                 $  4,151,339
 9/30/2002                   $  4,257,174                     $  4,320,795                 $  4,262,179
10/31/2002                   $  4,165,645                     $  4,229,626                 $  4,147,527
11/30/2002                   $  4,150,232                     $  4,228,357                 $  4,135,914
12/31/2002                   $  4,236,972                     $  4,298,548                 $  4,223,181
 1/31/2003                   $  4,211,126                     $  4,283,073                 $  4,187,707
 2/28/2003                   $  4,262,502                     $  4,342,179                 $  4,252,197
 3/31/2003                   $  4,260,371                     $  4,346,522                 $  4,249,221
 4/30/2003                   $  4,293,175                     $  4,373,905                 $  4,284,914
 5/31/2003                   $  4,385,908                     $  4,460,508                 $  4,389,895
 6/30/2003                   $  4,356,084                     $  4,428,392                 $  4,386,383
 7/31/2003                   $  4,215,382                     $  4,299,083                 $  4,219,262
 8/31/2003                   $  4,241,096                     $  4,336,485                 $  4,247,531

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17), and Lipper California Municipal Debt Funds Index from December 23, 1996 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan Intermediate Tax Free
  Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

     FUND FACTS

     Fund Inception                            1/1/97
     Fiscal Year End                        AUGUST 31
     Net Assets as of 8/31/2003
       (In Millions)                        $ 1,643.3
     Primary Benchmark             LEHMAN COMPETITIVE
                                   INTERMEDIATE (1-17
                                   MATURITIES) INDEX
     Average Credit Quality                        AA
     Duration                               5.7 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Intermediate Tax Free Income Fund, which seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 2.44% (Select Shares) for the one-year period ended August 31, 2003. This compares with the 3.21% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark during the period. The primary reason was our high-quality bias at a time when lower quality issues performed better. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We plan to maintain our high-quality bias. Another detractor was our overweight to the front end of the yield curve, which underperformed the 15-year range.

Q: HOW WAS THE FUND MANAGED?

A: We reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. We sold into strong retail demand and made purchases in the institutional market. We continued to buy high-quality, liquid securities to give us the flexibility to swap one asset for another if interest rates rise. Because they are tax-exempt in all 50 states and offer tremendous liquidity, we increased weightings in Puerto Rico securities. We took advantage of the heavy supply in both New York and California and overweighted those sectors, funding the purchases by selling general market paper. As spreads tightened in the spring, we removed our overweight to New York, purchasing more high-quality general market issues. We took advantage of the heavy supply in California to overweight that sector. Because of historically tight spreads, we also sold callable paper.

                                                                     (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                          -------------------------------------------------
INSTITUTIONAL SHARES                        2.60%          6.00%         4.92%         5.35%
                                          -------------------------------------------------
SELECT SHARES#                              2.44%          5.89%         4.85%         5.32%

#  Formerly Institutional Shares

[CHART]

LIFE OF FUND PERFORMANCE (8/31/93 TO 8/31/03)

            JPMORGAN INTERMEDIATE TAX FREE  LEHMAN COMPETITIVE INTERMEDIATE   LIPPER INTERMEDIATE MUNICIPAL
            INCOME FUND (SELECT SHARES)     (1-17 MATURITIES) INDEX           DEBT FUNDS INDEX
   8/31/93                    $  1,000,000                     $  1,000,000                    $  1,000,000
   9/30/93                    $  1,018,900                     $  1,010,500                    $  1,011,400
  10/31/93                    $  1,018,594                     $  1,012,521                    $  1,013,018
  11/30/93                    $  1,009,936                     $  1,005,332                    $  1,006,839
  12/31/93                    $  1,028,115                     $  1,024,232                    $  1,023,351
   1/31/94                    $  1,039,938                     $  1,035,499                    $  1,033,892
   2/28/94                    $  1,014,460                     $  1,012,097                    $  1,011,973
   3/31/94                    $    991,635                     $    980,114                    $    983,638
   4/30/94                    $    994,015                     $    988,739                    $    987,769
   5/31/94                    $    998,289                     $    995,661                    $    995,572
   6/30/94                    $    994,196                     $    992,375                    $    992,685
   7/31/94                    $  1,004,337                     $  1,007,161                    $  1,005,094
   8/31/94                    $  1,008,856                     $  1,011,291                    $  1,008,913
   9/30/94                    $    999,877                     $  1,000,369                    $    998,521
  10/31/94                    $    985,979                     $    988,564                    $    987,538
  11/30/94                    $    963,301                     $    974,329                    $    972,823
  12/31/94                    $    987,480                     $    989,821                    $    987,318
   1/31/95                    $  1,011,772                     $  1,011,102                    $  1,006,472
   2/28/95                    $  1,036,257                     $  1,035,267                    $  1,027,407
   3/31/95                    $  1,045,894                     $  1,046,966                    $  1,036,448
   4/30/95                    $  1,052,588                     $  1,049,060                    $  1,038,728
   5/31/95                    $  1,074,482                     $  1,077,594                    $  1,063,138
   6/30/95                    $  1,068,143                     $  1,073,176                    $  1,059,843
   7/31/95                    $  1,079,999                     $  1,085,840                    $  1,069,487
   8/31/95                    $  1,089,827                     $  1,098,870                    $  1,079,968
   9/30/95                    $  1,092,552                     $  1,104,913                    $  1,085,368
  10/31/95                    $  1,107,519                     $  1,115,963                    $  1,095,679
  11/30/95                    $  1,118,262                     $  1,129,800                    $  1,107,293
  12/31/95                    $  1,129,333                     $  1,137,370                    $  1,114,380
   1/31/96                    $  1,144,353                     $  1,148,061                    $  1,123,072
   2/29/96                    $  1,141,836                     $  1,143,814                    $  1,119,591
   3/31/96                    $  1,121,625                     $  1,132,261                    $  1,108,283
   4/30/96                    $  1,120,055                     $  1,129,770                    $  1,106,288
   5/31/96                    $  1,117,479                     $  1,128,640                    $  1,106,288
   6/30/96                    $  1,124,407                     $  1,138,234                    $  1,113,147
   7/31/96                    $  1,137,675                     $  1,148,023                    $  1,122,943
   8/31/96                    $  1,136,196                     $  1,148,482                    $  1,123,392
   9/30/96                    $  1,145,399                     $  1,159,622                    $  1,133,615
  10/31/96                    $  1,157,884                     $  1,172,146                    $  1,144,724
  11/30/96                    $  1,179,074                     $  1,191,604                    $  1,161,666
  12/31/96                    $  1,172,117                     $  1,187,790                    $  1,158,529
   1/31/97                    $  1,175,399                     $  1,192,304                    $  1,161,426
   2/28/97                    $  1,185,037                     $  1,202,200                    $  1,170,136
   3/31/97                    $  1,171,172                     $  1,188,375                    $  1,158,201
   4/30/97                    $  1,178,785                     $  1,196,218                    $  1,164,224
   5/31/97                    $  1,194,227                     $  1,211,649                    $  1,177,962
   6/30/97                    $  1,206,289                     $  1,223,160                    $  1,188,799
   7/31/97                    $  1,235,360                     $  1,251,904                    $  1,214,596
   8/31/97                    $  1,226,219                     $  1,242,640                    $  1,205,243
   9/30/97                    $  1,239,462                     $  1,255,812                    $  1,218,019
  10/31/97                    $  1,247,270                     $  1,262,719                    $  1,223,865
  11/30/97                    $  1,252,634                     $  1,268,275                    $  1,228,638
  12/31/97                    $  1,268,667                     $  1,284,255                    $  1,244,365
   1/31/98                    $  1,281,354                     $  1,297,098                    $  1,254,818
   2/28/98                    $  1,280,457                     $  1,298,136                    $  1,255,445
   3/31/98                    $  1,281,225                     $  1,298,915                    $  1,256,198
   4/30/98                    $  1,274,691                     $  1,293,589                    $  1,250,420
   5/31/98                    $  1,295,724                     $  1,311,958                    $  1,267,176
   6/30/98                    $  1,298,704                     $  1,316,681                    $  1,271,484
   7/31/98                    $  1,302,989                     $  1,320,236                    $  1,274,408
   8/31/98                    $  1,325,401                     $  1,339,115                    $  1,292,760
   9/30/98                    $  1,341,571                     $  1,354,783                    $  1,306,722
  10/31/98                    $  1,342,107                     $  1,356,951                    $  1,307,114
  11/30/98                    $  1,343,718                     $  1,360,750                    $  1,309,989
  12/31/98                    $  1,351,915                     $  1,364,968                    $  1,314,181
   1/31/99                    $  1,371,112                     $  1,382,440                    $  1,328,900
   2/28/99                    $  1,360,966                     $  1,376,357                    $  1,321,857
   3/31/99                    $  1,358,924                     $  1,377,046                    $  1,321,593
   4/30/99                    $  1,363,001                     $  1,381,039                    $  1,325,293
   5/31/99                    $  1,353,324                     $  1,374,410                    $  1,317,474
   6/30/99                    $  1,330,723                     $  1,356,680                    $  1,299,556
   7/31/99                    $  1,341,369                     $  1,363,870                    $  1,305,664
   8/31/99                    $  1,340,564                     $  1,359,915                    $  1,299,658
   9/30/99                    $  1,342,039                     $  1,363,451                    $  1,300,438
  10/31/99                    $  1,335,999                     $  1,355,952                    $  1,291,335
  11/30/99                    $  1,346,420                     $  1,368,020                    $  1,302,311
  12/31/99                    $  1,344,401                     $  1,362,138                    $  1,296,451
 1/31/2000                    $  1,338,889                     $  1,359,686                    $  1,290,746
 2/29/2000                    $  1,346,119                     $  1,369,475                    $  1,300,685
 3/31/2000                    $  1,362,003                     $  1,390,291                    $  1,319,285
 4/30/2000                    $  1,355,874                     $  1,385,704                    $  1,313,744
 5/31/2000                    $  1,352,891                     $  1,381,131                    $  1,308,357
 6/30/2000                    $  1,381,843                     $  1,411,377                    $  1,335,310
 7/31/2000                    $  1,398,978                     $  1,427,467                    $  1,350,532
 8/31/2000                    $  1,414,786                     $  1,445,453                    $  1,367,279
 9/30/2000                    $  1,410,259                     $  1,441,261                    $  1,363,314
10/31/2000                    $  1,422,105                     $  1,454,377                    $  1,374,629
11/30/2000                    $  1,428,362                     $  1,462,958                    $  1,381,227
12/31/2000                    $  1,459,500                     $  1,492,802                    $  1,408,990
 1/31/2001                    $  1,479,787                     $  1,511,761                    $  1,425,193
 2/28/2001                    $  1,481,711                     $  1,515,691                    $  1,429,754
 3/31/2001                    $  1,493,713                     $  1,527,817                    $  1,440,763
 4/30/2001                    $  1,477,880                     $  1,515,289                    $  1,427,796
 5/31/2001                    $  1,494,136                     $  1,530,593                    $  1,442,503
 6/30/2001                    $  1,504,595                     $  1,539,317                    $  1,451,446
 7/31/2001                    $  1,522,199                     $  1,557,789                    $  1,468,863
 8/31/2001                    $  1,546,859                     $  1,581,000                    $  1,491,043
 9/30/2001                    $  1,546,085                     $  1,580,684                    $  1,488,956
10/31/2001                    $  1,563,865                     $  1,596,649                    $  1,503,250
11/30/2001                    $  1,543,066                     $  1,582,918                    $  1,487,616
12/31/2001                    $  1,529,487                     $  1,571,837                    $  1,476,459
 1/31/2002                    $  1,557,629                     $  1,597,773                    $  1,497,868
 2/28/2002                    $  1,575,231                     $  1,616,786                    $  1,514,644
 3/31/2002                    $  1,541,363                     $  1,586,876                    $  1,487,077
 4/30/2002                    $  1,576,815                     $  1,619,248                    $  1,516,075
 5/31/2002                    $  1,585,014                     $  1,628,478                    $  1,524,262
 6/30/2002                    $  1,603,242                     $  1,646,391                    $  1,539,809
 7/31/2002                    $  1,623,282                     $  1,665,654                    $  1,557,671
 8/31/2002                    $  1,639,190                     $  1,683,643                    $  1,572,002
 9/30/2002                    $  1,669,351                     $  1,714,622                    $  1,599,355
10/31/2002                    $  1,644,979                     $  1,690,789                    $  1,575,044
11/30/2002                    $  1,638,070                     $  1,683,856                    $  1,568,587
12/31/2002                    $  1,670,668                     $  1,717,197                    $  1,599,645
 1/31/2003                    $  1,665,488                     $  1,714,277                    $  1,593,886
 2/28/2003                    $  1,688,472                     $  1,737,249                    $  1,615,882
 3/31/2003                    $  1,687,966                     $  1,738,117                    $  1,615,397
 4/30/2003                    $  1,697,756                     $  1,748,546                    $  1,625,735
 5/31/2003                    $  1,733,579                     $  1,785,266                    $  1,658,738
 6/30/2003                    $  1,725,257                     $  1,777,946                    $  1,650,942
 7/31/2003                    $  1,667,979                     $  1,725,319                    $  1,601,083
 8/31/2003                    $  1,678,741                     $  1,737,741                    $  1,612,931

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Competitive Intermediate (1-17 maturities) Index, and Lipper Intermediate Municipal Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate Bond (1-17 maturities) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan New Jersey Tax Free
  Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

     FUND FACTS

     Fund Inception                            1/1/97
     Fiscal Year End                        AUGUST 31
     Net Assets as of 8/31/2003
       (In Millions)                           $ 75.3
     Primary Benchmark             LEHMAN
                                   COMPETITIVE
                                   INTERMEDIATE (1-17
                                   MATURITIES) INDEX
     Average Credit Quality                        AA
     Duration                               6.1 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan New Jersey Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for Federal tax purposes and are exempt from New Jersey gross income tax, had a total return of 2.58% (Select Shares) for the one-year period ended August 31, 2003. This compares with the 3.21% return of its benchmark index, the Lehman Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: A primary reason why the Fund underperformed its benchmark was our high-quality bias at a time when lower quality issues performed better. We were overweight in insured paper and high-quality uninsured paper. We were underweight in hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We plan to maintain our high-quality bias. Early in the period, a detractor was our overweight in the 5- to 15-year portion of the yield curve, which underperformed the 20- to 30-year portion. However, in the spring, we overweighted the 10- to 15-year part of the yield curve, which helped performance as the curve flattened.

Q: HOW WAS THE FUND MANAGED?

A: Because we expected the Fed to begin raising rates, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. As Fed rate cuts continued and rate increases were delayed, we overweighted the 10- to 15-year part of the yield curve. Taking advantage of strong retail demand, we sold issues that were appealing to the individual investor and replaced them with quality names at attractive prices. We also took profits on long-term securities. We reduced our holdings in Puerto Rico, which are tax-exempt in all 50 states. In addition, we purchased high-quality, essential service revenue issues and local general obligation bonds, which should appreciate in value. We also sold callable paper because of historically tight spreads.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                          -------------------------------------------------
CLASS A SHARES
           Without Sales Charge             1.92%          6.11%         4.93%         5.13%
             With Sales Charge*            (2.68%)         4.49%         3.97%         4.65%
                                          -------------------------------------------------
CLASS B SHARES
                   Without CDSC             1.31%          5.75%         4.71%         5.02%
                    With CDSC**            (3.54%)         4.85%         4.39%         5.02%
                                          -------------------------------------------------
SELECT SHARES#                              2.58%          6.31%         5.05%         5.19%

 * Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
#  Formerly Institutional Shares

[CHART]

LIFE OF FUND PERFORMANCE (8/31/93 TO 8/31/03)

            JPMORGAN NEW JERSEY TAX FREE    LEHMAN COMPETITIVE INTERMEDIATE   LIPPER NEW JERSEY MUNICIPAL
            INCOME FUND (SELECT SHARES)     (1-17 MATURITIES) INDEX           DEBT FUNDS AVERAGE
   8/31/93                  $  1,000,000                       $  1,000,000                  $  1,000,000
   9/30/93                  $  1,016,200                       $  1,010,500                  $  1,011,400
  10/31/93                  $  1,015,590                       $  1,012,521                  $  1,012,007
  11/30/93                  $  1,010,309                       $  1,005,332                  $  1,000,875
  12/31/93                  $  1,025,666                       $  1,024,232                  $  1,021,993
   1/31/94                  $  1,034,076                       $  1,035,499                  $  1,032,929
   2/28/94                  $  1,015,566                       $  1,012,097                  $  1,004,420
   3/31/94                  $    999,114                       $    980,114                  $    958,417
   4/30/94                  $  1,002,112                       $    988,739                  $    961,772
   5/31/94                  $  1,006,020                       $    995,661                  $    969,562
   6/30/94                  $  1,002,599                       $    992,375                  $    963,648
   7/31/94                  $  1,010,921                       $  1,007,161                  $    980,897
   8/31/94                  $  1,014,661                       $  1,011,291                  $    984,624
   9/30/94                  $  1,009,284                       $  1,000,369                  $    968,083
  10/31/94                  $    998,989                       $    988,564                  $    948,915
  11/30/94                  $    981,107                       $    974,329                  $    927,185
  12/31/94                  $  1,001,416                       $    989,821                  $    953,053
   1/31/95                  $  1,019,842                       $  1,011,102                  $    980,978
   2/28/95                  $  1,039,321                       $  1,035,267                  $  1,007,170
   3/31/95                  $  1,048,467                       $  1,046,966                  $  1,015,932
   4/30/95                  $  1,055,492                       $  1,049,060                  $  1,017,354
   5/31/95                  $  1,072,274                       $  1,077,594                  $  1,048,180
   6/30/95                  $  1,070,880                       $  1,073,176                  $  1,038,222
   7/31/95                  $  1,080,839                       $  1,085,840                  $  1,044,244
   8/31/95                  $  1,090,243                       $  1,098,870                  $  1,054,895
   9/30/95                  $  1,092,096                       $  1,104,913                  $  1,061,752
  10/31/95                  $  1,102,252                       $  1,115,963                  $  1,077,254
  11/30/95                  $  1,110,960                       $  1,129,800                  $  1,095,459
  12/31/95                  $  1,118,848                       $  1,137,370                  $  1,106,743
   1/31/96                  $  1,131,715                       $  1,148,061                  $  1,112,498
   2/29/96                  $  1,132,847                       $  1,143,814                  $  1,103,375
   3/31/96                  $  1,117,213                       $  1,132,261                  $  1,087,487
   4/30/96                  $  1,116,878                       $  1,129,770                  $  1,083,572
   5/31/96                  $  1,116,320                       $  1,128,640                  $  1,084,655
   6/30/96                  $  1,122,906                       $  1,138,234                  $  1,095,068
   7/31/96                  $  1,134,247                       $  1,148,023                  $  1,105,362
   8/31/96                  $  1,133,794                       $  1,148,482                  $  1,104,477
   9/30/96                  $  1,140,256                       $  1,159,622                  $  1,118,946
  10/31/96                  $  1,150,062                       $  1,172,146                  $  1,130,247
  11/30/96                  $  1,166,853                       $  1,191,604                  $  1,148,783
  12/31/96                  $  1,153,785                       $  1,187,790                  $  1,144,303
   1/31/97                  $  1,156,900                       $  1,192,304                  $  1,145,562
   2/28/97                  $  1,165,692                       $  1,202,200                  $  1,154,841
   3/31/97                  $  1,153,103                       $  1,188,375                  $  1,141,445
   4/30/97                  $  1,159,906                       $  1,196,218                  $  1,150,462
   5/31/97                  $  1,174,637                       $  1,211,649                  $  1,165,648
   6/30/97                  $  1,185,913                       $  1,223,160                  $  1,176,256
   7/31/97                  $  1,210,343                       $  1,251,904                  $  1,209,191
   8/31/97                  $  1,202,718                       $  1,242,640                  $  1,196,494
   9/30/97                  $  1,215,226                       $  1,255,812                  $  1,210,493
  10/31/97                  $  1,222,032                       $  1,262,719                  $  1,217,393
  11/30/97                  $  1,227,409                       $  1,268,275                  $  1,224,210
  12/31/97                  $  1,242,628                       $  1,284,255                  $  1,242,451
   1/31/98                  $  1,254,309                       $  1,297,098                  $  1,253,882
   2/28/98                  $  1,253,055                       $  1,298,136                  $  1,253,380
   3/31/98                  $  1,252,303                       $  1,298,915                  $  1,253,882
   4/30/98                  $  1,245,165                       $  1,293,589                  $  1,246,860
   5/31/98                  $  1,266,831                       $  1,311,958                  $  1,266,186
   6/30/98                  $  1,270,885                       $  1,316,681                  $  1,271,124
   7/31/98                  $  1,273,808                       $  1,320,236                  $  1,273,158
   8/31/98                  $  1,296,864                       $  1,339,115                  $  1,293,274
   9/30/98                  $  1,310,999                       $  1,354,783                  $  1,308,535
  10/31/98                  $  1,310,082                       $  1,356,951                  $  1,306,441
  11/30/98                  $  1,312,833                       $  1,360,750                  $  1,310,752
  12/31/98                  $  1,319,660                       $  1,364,968                  $  1,313,243
   1/31/99                  $  1,336,947                       $  1,382,440                  $  1,327,557
   2/28/99                  $  1,326,118                       $  1,376,357                  $  1,319,990
   3/31/99                  $  1,325,057                       $  1,377,046                  $  1,320,518
   4/30/99                  $  1,329,032                       $  1,381,039                  $  1,323,687
   5/31/99                  $  1,318,533                       $  1,374,410                  $  1,314,818
   6/30/99                  $  1,299,810                       $  1,356,680                  $  1,294,307
   7/31/99                  $  1,307,998                       $  1,363,870                  $  1,297,672
   8/31/99                  $  1,301,328                       $  1,359,915                  $  1,281,711
   9/30/99                  $  1,299,896                       $  1,363,451                  $  1,276,200
  10/31/99                  $  1,289,237                       $  1,355,952                  $  1,256,546
  11/30/99                  $  1,301,227                       $  1,368,020                  $  1,269,237
  12/31/99                  $  1,293,940                       $  1,362,138                  $  1,255,276
 1/31/2000                  $  1,286,565                       $  1,359,686                  $  1,244,731
 2/29/2000                  $  1,299,559                       $  1,369,475                  $  1,260,166
 3/31/2000                  $  1,321,521                       $  1,390,291                  $  1,286,882
 4/30/2000                  $  1,314,914                       $  1,385,704                  $  1,278,131
 5/31/2000                  $  1,310,180                       $  1,381,131                  $  1,269,056
 6/30/2000                  $  1,343,197                       $  1,411,377                  $  1,302,432
 7/31/2000                  $  1,361,061                       $  1,427,467                  $  1,321,448
 8/31/2000                  $  1,380,252                       $  1,445,453                  $  1,341,270
 9/30/2000                  $  1,373,903                       $  1,441,261                  $  1,332,820
10/31/2000                  $  1,386,131                       $  1,454,377                  $  1,345,081
11/30/2000                  $  1,399,576                       $  1,462,958                  $  1,353,421
12/31/2000                  $  1,441,983                       $  1,492,802                  $  1,389,287
 1/31/2001                  $  1,455,826                       $  1,511,761                  $  1,399,845
 2/28/2001                  $  1,461,941                       $  1,515,691                  $  1,407,264
 3/31/2001                  $  1,475,829                       $  1,527,817                  $  1,419,085
 4/30/2001                  $  1,454,725                       $  1,515,289                  $  1,402,482
 5/31/2001                  $  1,470,145                       $  1,530,593                  $  1,416,647
 6/30/2001                  $  1,483,964                       $  1,539,317                  $  1,429,822
 7/31/2001                  $  1,502,217                       $  1,557,789                  $  1,450,983
 8/31/2001                  $  1,527,905                       $  1,581,000                  $  1,473,764
 9/30/2001                  $  1,516,599                       $  1,580,684                  $  1,458,437
10/31/2001                  $  1,542,381                       $  1,596,649                  $  1,474,479
11/30/2001                  $  1,518,936                       $  1,582,918                  $  1,459,735
12/31/2001                  $  1,502,836                       $  1,571,837                  $  1,446,159
 1/31/2002                  $  1,530,789                       $  1,597,773                  $  1,470,165
 2/28/2002                  $  1,550,536                       $  1,616,786                  $  1,487,219
 3/31/2002                  $  1,517,044                       $  1,586,876                  $  1,461,044
 4/30/2002                  $  1,552,240                       $  1,619,248                  $  1,487,051
 5/31/2002                  $  1,562,795                       $  1,628,478                  $  1,496,271
 6/30/2002                  $  1,579,673                       $  1,646,391                  $  1,509,288
 7/31/2002                  $  1,599,893                       $  1,665,654                  $  1,526,041
 8/31/2002                  $  1,617,012                       $  1,683,643                  $  1,539,318
 9/30/2002                  $  1,651,131                       $  1,714,622                  $  1,564,716
10/31/2002                  $  1,619,429                       $  1,690,789                  $  1,533,579
11/30/2002                  $  1,606,311                       $  1,683,856                  $  1,529,898
12/31/2002                  $  1,645,827                       $  1,717,197                  $  1,563,862
 1/31/2003                  $  1,637,598                       $  1,714,277                  $  1,555,104
 2/28/2003                  $  1,662,980                       $  1,737,249                  $  1,576,098
 3/31/2003                  $  1,664,643                       $  1,738,117                  $  1,572,788
 4/30/2003                  $  1,677,461                       $  1,748,546                  $  1,585,842
 5/31/2003                  $  1,719,733                       $  1,785,266                  $  1,621,207
 6/30/2003                  $  1,711,478                       $  1,777,946                  $  1,613,425
 7/31/2003                  $  1,646,100                       $  1,725,319                  $  1,559,214
 8/31/2003                  $  1,658,666                       $  1,737,741                  $  1,567,789

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Competitive Intermediate (1-17 maturities) Index, and Lipper New Jersey Municipal Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman Competitive Intermediate (1-17) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan New York Intermediate
  Tax Free Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

     FUND FACTS

     Fund Inception                            1/1/97
     Fiscal Year End                        AUGUST 31
     Net Assets as of 8/31/2003
       (In Millions)                          $ 754.5
     Primary Benchmark             LEHMAN NY
                                   COMPETITIVE
                                   INTERMEDIATE (1-17
                                   MATURITIES) INDEX
     Average Credit Quality                        AA
     Duration                               5.8 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for Federal income tax purposes and are exempt from New York State and New York City personal income taxes, had a total return of 2.32% (Select Shares) for the one-year period ended August 31, 2003. This compares with the 3.16% return of its benchmark index, the Lehman NY Competitive Intermediate (1-17 maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark during the period. The primary reason was our high-quality bias at a time when lower quality issues performed better. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We plan to maintain our high-quality bias. Early in the period, a detractor was our overweight in the 5- to 15-year portion of the yield curve, which under-performed the 20- to 30-year portion. However, in the spring, we overweighted the 10- to 15-year part of the yield curve, which helped performance as the curve flattened.

Q: HOW WAS THE FUND MANAGED?

A: Because we expected the Fed to begin raising rates, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. As Fed rate cuts continued and rate increases were delayed, we overweighted the 10- to 15-year part of the yield curve. We continued to focus on high-quality liquid issues. Supply of New York issues was heavy and we took advantage of widening spreads by increasing our weightings to New York bonds. During the winter, we added New York City issues inside of five years when spreads widened dramatically. We funded these purchases by reducing our holdings in out-of-state and Puerto Rico paper. When spreads tightened by nearly 1/4 percent in the spring, we sold some of our New York City holdings. We also sold callable paper because of historically tight spreads.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                          -------------------------------------------------
CLASS A SHARES
             Without Sales Charge           2.15%          5.54%         4.60%         4.97%
               With Sales Charge*          (2.43%)         3.93%         3.65%         4.48%
                                          -------------------------------------------------
CLASS B SHARES
                     Without CDSC           1.34%          4.81%         4.17%         4.75%
                      With CDSC**          (3.60%)         3.89%         3.83%         4.75%
                                          -------------------------------------------------
CLASS C SHARES
                     Without CDSC           1.32%          4.81%         4.17%         4.75%
                     With CDSC***           0.34%          4.81%         4.17%         4.75%
                                          -------------------------------------------------
INSTITUTIONAL SHARES                        2.40%          5.74%         4.72%         5.03%
                                          -------------------------------------------------
SELECT SHARES#                              2.32%          5.62%         4.65%         4.99%

  * Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
*** Assumes 1% CDSC for the one year period and 0% thereafter.
  # Formerly Institutional Shares

[CHART]

LIFE OF FUND PERFORMANCE (8/31/93 TO 8/31/03)

            JPMORGAN NEW YORK INTERMEDIATE TAX   LEHMAN NY COMPETITIVE INTERMEDIATE   LIPPER NEW YORK INTERMEDIATE MUNICIPAL
            FREE INCOME FUND (SELECT SHARES)     (1-17 MATURITIES) INDEX              DEBT FUNDS AVERAGE
   8/31/93                        $  1,000,000                         $  1,000,000                             $  1,000,000
   9/30/93                        $  1,011,100                         $  1,008,200                             $  1,009,200
  10/31/93                        $  1,008,876                         $  1,010,922                             $  1,010,613
  11/30/93                        $  1,005,143                         $  1,004,048                             $  1,002,528
  12/31/93                        $  1,020,521                         $  1,021,920                             $  1,021,576
   1/31/94                        $  1,031,849                         $  1,032,752                             $  1,031,792
   2/28/94                        $  1,004,712                         $  1,012,614                             $  1,009,402
   3/31/94                        $    977,283                         $    982,235                             $    976,495
   4/30/94                        $    974,351                         $    990,682                             $    982,354
   5/31/94                        $    980,002                         $    999,103                             $    990,410
   6/30/94                        $    976,180                         $    997,804                             $    987,141
   7/31/94                        $    989,066                         $  1,011,574                             $  1,000,270
   8/31/94                        $    993,715                         $  1,015,924                             $  1,003,271
   9/30/94                        $    978,411                         $  1,004,342                             $    991,132
  10/31/94                        $    962,952                         $    991,587                             $    977,256
  11/30/94                        $    938,782                         $    977,804                             $    959,274
  12/31/94                        $    960,656                         $    994,427                             $    976,829
   1/31/95                        $    978,140                         $  1,009,343                             $    995,389
   2/28/95                        $  1,007,484                         $  1,033,769                             $  1,019,676
   3/31/95                        $  1,016,451                         $  1,044,624                             $  1,027,834
   4/30/95                        $  1,022,651                         $  1,047,653                             $  1,029,889
   5/31/95                        $  1,050,978                         $  1,076,464                             $  1,055,327
   6/30/95                        $  1,040,784                         $  1,071,943                             $  1,051,528
   7/31/95                        $  1,051,504                         $  1,083,948                             $  1,060,992
   8/31/95                        $  1,060,757                         $  1,098,473                             $  1,072,769
   9/30/95                        $  1,067,122                         $  1,103,526                             $  1,076,631
  10/31/95                        $  1,081,101                         $  1,116,989                             $  1,087,182
  11/30/95                        $  1,098,183                         $  1,132,739                             $  1,099,032
  12/31/95                        $  1,109,164                         $  1,140,441                             $  1,105,956
   1/31/96                        $  1,115,598                         $  1,150,477                             $  1,114,140
   2/29/96                        $  1,112,809                         $  1,145,300                             $  1,108,681
   3/31/96                        $  1,096,116                         $  1,135,680                             $  1,097,927
   4/30/96                        $  1,091,622                         $  1,134,430                             $  1,095,072
   5/31/96                        $  1,091,841                         $  1,132,842                             $  1,093,649
   6/30/96                        $  1,099,811                         $  1,143,038                             $  1,102,070
   7/31/96                        $  1,114,109                         $  1,154,125                             $  1,111,547
   8/31/96                        $  1,112,772                         $  1,153,894                             $  1,110,325
   9/30/96                        $  1,124,122                         $  1,168,087                             $  1,121,539
  10/31/96                        $  1,135,476                         $  1,180,119                             $  1,131,745
  11/30/96                        $  1,154,892                         $  1,199,709                             $  1,149,400
  12/31/96                        $  1,143,805                         $  1,196,709                             $  1,145,262
   1/31/97                        $  1,147,694                         $  1,200,898                             $  1,146,980
   2/28/97                        $  1,157,564                         $  1,210,985                             $  1,155,927
   3/31/97                        $  1,144,715                         $  1,198,270                             $  1,143,790
   4/30/97                        $  1,153,530                         $  1,207,257                             $  1,150,767
   5/31/97                        $  1,168,872                         $  1,224,038                             $  1,165,381
   6/30/97                        $  1,179,041                         $  1,236,401                             $  1,176,219
   7/31/97                        $  1,209,342                         $  1,267,558                             $  1,204,213
   8/31/97                        $  1,196,402                         $  1,257,798                             $  1,194,218
   9/30/97                        $  1,208,366                         $  1,271,130                             $  1,205,922
  10/31/97                        $  1,215,496                         $  1,278,884                             $  1,211,469
  11/30/97                        $  1,222,424                         $  1,284,767                             $  1,216,315
  12/31/97                        $  1,240,271                         $  1,301,212                             $  1,232,127
   1/31/98                        $  1,250,814                         $  1,313,704                             $  1,242,723
   2/28/98                        $  1,250,563                         $  1,315,149                             $  1,243,593
   3/31/98                        $  1,250,689                         $  1,317,385                             $  1,243,842
   4/30/98                        $  1,243,685                         $  1,310,007                             $  1,236,255
   5/31/98                        $  1,264,703                         $  1,331,491                             $  1,255,293
   6/30/98                        $  1,268,118                         $  1,337,217                             $  1,259,435
   7/31/98                        $  1,273,444                         $  1,340,025                             $  1,261,576
   8/31/98                        $  1,296,493                         $  1,359,857                             $  1,280,752
   9/30/98                        $  1,314,125                         $  1,375,632                             $  1,295,865
  10/31/98                        $  1,310,577                         $  1,378,658                             $  1,295,347
  11/30/98                        $  1,312,150                         $  1,382,380                             $  1,297,290
  12/31/98                        $  1,320,285                         $  1,386,666                             $  1,302,090
   1/31/99                        $  1,338,505                         $  1,405,247                             $  1,317,454
   2/28/99                        $  1,328,868                         $  1,398,643                             $  1,309,682
   3/31/99                        $  1,327,008                         $  1,399,202                             $  1,308,372
   4/30/99                        $  1,330,458                         $  1,403,819                             $  1,311,643
   5/31/99                        $  1,321,011                         $  1,396,800                             $  1,303,511
   6/30/99                        $  1,298,290                         $  1,378,782                             $  1,284,088
   7/31/99                        $  1,307,378                         $  1,385,951                             $  1,289,867
   8/31/99                        $  1,301,495                         $  1,383,041                             $  1,283,546
   9/30/99                        $  1,303,187                         $  1,386,222                             $  1,284,060
  10/31/99                        $  1,293,413                         $  1,377,488                             $  1,271,476
  11/30/99                        $  1,305,959                         $  1,390,988                             $  1,284,318
  12/31/99                        $  1,301,780                         $  1,385,007                             $  1,277,126
 1/31/2000                        $  1,296,963                         $  1,381,267                             $  1,271,379
 2/29/2000                        $  1,309,155                         $  1,392,317                             $  1,282,567
 3/31/2000                        $  1,327,876                         $  1,413,063                             $  1,305,525
 4/30/2000                        $  1,322,564                         $  1,408,117                             $  1,298,083
 5/31/2000                        $  1,317,803                         $  1,403,329                             $  1,291,982
 6/30/2000                        $  1,346,004                         $  1,435,466                             $  1,322,861
 7/31/2000                        $  1,362,694                         $  1,451,686                             $  1,338,735
 8/31/2000                        $  1,381,363                         $  1,469,687                             $  1,357,076
 9/30/2000                        $  1,374,318                         $  1,466,013                             $  1,351,104
10/31/2000                        $  1,387,237                         $  1,479,794                             $  1,364,345
11/30/2000                        $  1,396,115                         $  1,488,524                             $  1,371,713
12/31/2000                        $  1,431,018                         $  1,518,890                             $  1,404,222
 1/31/2001                        $  1,448,047                         $  1,537,725                             $  1,420,090
 2/28/2001                        $  1,450,654                         $  1,540,185                             $  1,421,794
 3/31/2001                        $  1,461,679                         $  1,554,663                             $  1,433,879
 4/30/2001                        $  1,446,477                         $  1,544,868                             $  1,419,827
 5/31/2001                        $  1,463,690                         $  1,560,626                             $  1,435,020
 6/30/2001                        $  1,474,668                         $  1,568,897                             $  1,443,199
 7/31/2001                        $  1,489,710                         $  1,587,097                             $  1,460,518
 8/31/2001                        $  1,514,886                         $  1,611,538                             $  1,483,594
 9/30/2001                        $  1,502,918                         $  1,603,480                             $  1,472,615
10/31/2001                        $  1,519,751                         $  1,619,355                             $  1,486,899
11/30/2001                        $  1,503,490                         $  1,607,047                             $  1,472,625
12/31/2001                        $  1,490,259                         $  1,596,602                             $  1,460,697
 1/31/2002                        $  1,517,680                         $  1,623,584                             $  1,484,652
 2/28/2002                        $  1,536,195                         $  1,644,528                             $  1,503,211
 3/31/2002                        $  1,505,318                         $  1,614,434                             $  1,474,499
 4/30/2002                        $  1,537,231                         $  1,646,884                             $  1,503,105
 5/31/2002                        $  1,539,844                         $  1,653,142                             $  1,509,418
 6/30/2002                        $  1,557,244                         $  1,671,822                             $  1,524,663
 7/31/2002                        $  1,574,997                         $  1,689,711                             $  1,540,977
 8/31/2002                        $  1,590,747                         $  1,708,805                             $  1,558,081
 9/30/2002                        $  1,623,198                         $  1,739,221                             $  1,587,529
10/31/2002                        $  1,597,876                         $  1,715,046                             $  1,562,764
11/30/2002                        $  1,585,253                         $  1,705,613                             $  1,552,918
12/31/2002                        $  1,620,604                         $  1,740,067                             $  1,585,995
 1/31/2003                        $  1,614,608                         $  1,738,153                             $  1,577,272
 2/28/2003                        $  1,638,504                         $  1,761,270                             $  1,599,827
 3/31/2003                        $  1,634,735                         $  1,761,446                             $  1,597,108
 4/30/2003                        $  1,646,015                         $  1,771,839                             $  1,608,128
 5/31/2003                        $  1,683,709                         $  1,808,339                             $  1,642,542
 6/30/2003                        $  1,675,290                         $  1,800,925                             $  1,632,029
 7/31/2003                        $  1,614,142                         $  1,749,778                             $  1,579,478
 8/31/2003                        $  1,627,613                         $  1,762,727                             $  1,592,430

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 8/31/93, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares. Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares. The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman NY Competitive Intermediate (1-17 maturities) Index, and Lipper New York Intermediate Municipal Debt Funds Average from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate (1-17 maturities) Index represents the performance of NY municipal bonds with maturities from 1 to 17 years. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes. Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan
  Tax Free Income Fund

AS OF AUGUST 31, 2003                                                (Unaudited)

     FUND FACTS

     Fund Inception                            1/1/97
     Fiscal Year End                        AUGUST 31
     Net Assets as of 8/31/2003
       (In Millions)                          $ 721.4
     Primary Benchmark               LEHMAN MUNICIPAL
                                     BOND INDEX
     Average Credit Quality                        AA
     Duration                               7.4 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from gross income for Federal tax purposes, and to protect the value of your investment by investing primarily in municipal obligations, had a total return of 2.14% (Select Shares) for the one-year period ended August 31, 2003. This compares with a 3.13% return for its benchmark index, the Lehman Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed its benchmark because it had a high-quality bias at a time when lower quality issues performed better. The Fund was overweight in insured paper and high-quality uninsured paper. We were underweight in hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. Then and now, we are concerned about the stability of these credits as municipalities continue to struggle with budget deficits. We plan to maintain our high-quality bias. Early in the period, a detractor was our overweight in the 5- to 15-year portion of the yield curve, which underperformed the 20- to 30-year portion. However, in the spring, we overweighted the 10- to 15-year part of the yield curve, which helped performance as the curve flattened.

Q: HOW WAS THE FUND MANAGED?

A: Because we expected the Fed to begin raising rates, we reduced our overweight in shorter maturities and adopted a more neutral yield curve stance. As Fed rate cuts continued and rate increases were delayed, we overweighted the 10- to 15-year part of the yield curve. Early in the period, we took overweight positions in non-callable and zero coupon bonds. We also took advantage of the heavy supply in both New York and California and overweighted those sectors, funding the purchases by selling general market paper. However, as spreads tightened in the spring, we reduced our New York holdings and took advantage of the heavy supply in California to overweight that sector. We continued to focus on high-quality liquid issues. We also took profits on long-term securities and sold callable paper because of historically tight spreads.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                          -------------------------------------------------
CLASS A SHARES
             Without Sales Charge           2.15%          5.88%         4.59%         5.31%
               With Sales Charge*          (2.40%)         4.29%         3.63%         4.82%
                                          -------------------------------------------------
CLASS B SHARES
                     Without CDSC           1.11%          5.09%         4.12%         5.07%
                      With CDSC**          (3.75%)         4.18%         3.79%         5.07%
                                          -------------------------------------------------
SELECT SHARES#                              2.14%          5.87%         4.58%         5.31%

 * Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
 # Formerly Institutional Shares

[CHART]

LIFE OF FUND PERFORMANCE (8/31/93 TO 8/31/03)

             JPMORGAN TAX FREE INCOME        LEHMAN MUNICIPAL        LIPPER GENERAL MUNICIPAL
             FUND (SELECT SHARES)            BOND INDEX              DEBT FUNDS INDEX
   8/31/93               $  1,000,000            $  1,000,000                    $  1,000,000
   9/30/93               $  1,015,400            $  1,011,400                    $  1,011,500
  10/31/93               $  1,015,806            $  1,013,322                    $  1,013,118
  11/30/93               $  1,009,305            $  1,004,404                    $  1,002,886
  12/31/93               $  1,024,142            $  1,025,597                    $  1,022,944
   1/31/94               $  1,033,666            $  1,037,289                    $  1,034,196
   2/28/94               $  1,013,923            $  1,010,423                    $  1,008,858
   3/31/94               $    990,907            $    969,299                    $    966,688
   4/30/94               $    988,034            $    977,538                    $    969,878
   5/31/94               $    992,183            $    986,043                    $    978,413
   6/30/94               $    988,512            $    980,028                    $    972,249
   7/31/94               $    998,299            $    997,962                    $    988,972
   8/31/94               $  1,004,887            $  1,001,455                    $    992,136
   9/30/94               $    996,346            $    986,734                    $    976,758
  10/31/94               $    982,098            $    969,170                    $    958,102
  11/30/94               $    959,706            $    951,628                    $    938,365
  12/31/94               $    985,042            $    972,564                    $    961,167
   1/31/95               $  1,007,206            $  1,000,379                    $    990,387
   2/28/95               $  1,030,271            $  1,029,490                    $  1,019,901
   3/31/95               $  1,041,192            $  1,041,329                    $  1,029,284
   4/30/95               $  1,048,792            $  1,042,579                    $  1,029,284
   5/31/95               $  1,070,607            $  1,075,837                    $  1,062,118
   6/30/95               $  1,064,077            $  1,066,477                    $  1,050,222
   7/31/95               $  1,072,696            $  1,076,609                    $  1,057,048
   8/31/95               $  1,079,668            $  1,090,282                    $  1,069,099
   9/30/95               $  1,083,231            $  1,097,151                    $  1,075,834
  10/31/95               $  1,099,588            $  1,113,059                    $  1,092,832
  11/30/95               $  1,113,443            $  1,131,536                    $  1,114,580
  12/31/95               $  1,127,361            $  1,142,399                    $  1,127,397
   1/31/96               $  1,136,154            $  1,151,081                    $  1,132,809
   2/29/96               $  1,136,268            $  1,143,254                    $  1,124,653
   3/31/96               $  1,117,178            $  1,128,620                    $  1,107,445
   4/30/96               $  1,113,715            $  1,125,460                    $  1,102,794
   5/31/96               $  1,113,715            $  1,125,010                    $  1,103,456
   6/30/96               $  1,123,405            $  1,137,272                    $  1,113,718
   7/31/96               $  1,133,290            $  1,147,622                    $  1,123,296
   8/31/96               $  1,135,104            $  1,147,392                    $  1,122,734
   9/30/96               $  1,149,520            $  1,163,456                    $  1,139,912
  10/31/96               $  1,162,969            $  1,176,603                    $  1,152,565
  11/30/96               $  1,182,856            $  1,198,134                    $  1,172,735
  12/31/96               $  1,173,393            $  1,193,102                    $  1,167,810
   1/31/97               $  1,173,393            $  1,195,369                    $  1,167,693
   2/28/97               $  1,182,663            $  1,206,367                    $  1,177,969
   3/31/97               $  1,167,643            $  1,190,322                    $  1,163,479
   4/30/97               $  1,178,969            $  1,200,321                    $  1,173,485
   5/31/97               $  1,195,946            $  1,218,325                    $  1,190,384
   6/30/97               $  1,207,188            $  1,231,362                    $  1,204,430
   7/31/97               $  1,243,283            $  1,265,470                    $  1,240,563
   8/31/97               $  1,230,104            $  1,253,575                    $  1,226,421
   9/30/97               $  1,245,234            $  1,268,492                    $  1,241,874
  10/31/97               $  1,252,955            $  1,276,611                    $  1,250,070
  11/30/97               $  1,260,473            $  1,284,143                    $  1,257,195
  12/31/97               $  1,279,884            $  1,302,891                    $  1,277,562
   1/31/98               $  1,293,579            $  1,316,311                    $  1,289,826
   2/28/98               $  1,293,061            $  1,316,706                    $  1,289,826
   3/31/98               $  1,293,191            $  1,317,891                    $  1,291,116
   4/30/98               $  1,284,914            $  1,311,960                    $  1,283,240
   5/31/98               $  1,308,814            $  1,332,689                    $  1,304,029
   6/30/98               $  1,312,478            $  1,337,887                    $  1,308,723
   7/31/98               $  1,316,416            $  1,341,232                    $  1,311,341
   8/31/98               $  1,340,638            $  1,362,021                    $  1,331,798
   9/30/98               $  1,358,602            $  1,379,046                    $  1,347,646
  10/31/98               $  1,354,391            $  1,379,046                    $  1,342,795
  11/30/98               $  1,358,047            $  1,383,873                    $  1,347,360
  12/31/98               $  1,362,936            $  1,387,332                    $  1,349,785
   1/31/99               $  1,381,336            $  1,403,841                    $  1,364,498
   2/28/99               $  1,372,219            $  1,397,665                    $  1,356,857
   3/31/99               $  1,370,024            $  1,399,621                    $  1,357,400
   4/30/99               $  1,375,915            $  1,403,120                    $  1,361,200
   5/31/99               $  1,365,183            $  1,394,982                    $  1,351,536
   6/30/99               $  1,341,428            $  1,374,895                    $  1,330,182
   7/31/99               $  1,345,453            $  1,379,844                    $  1,332,576
   8/31/99               $  1,332,267            $  1,368,805                    $  1,316,718
   9/30/99               $  1,329,603            $  1,369,353                    $  1,313,295
  10/31/99               $  1,314,046            $  1,354,564                    $  1,295,040
  11/30/99               $  1,328,238            $  1,368,922                    $  1,307,343
  12/31/99               $  1,318,542            $  1,358,655                    $  1,294,923
 1/31/2000               $  1,313,004            $  1,352,813                    $  1,284,564
 2/29/2000               $  1,329,023            $  1,368,506                    $  1,302,805
 3/31/2000               $  1,356,932            $  1,398,476                    $  1,331,336
 4/30/2000               $  1,348,655            $  1,390,225                    $  1,322,150
 5/31/2000               $  1,338,675            $  1,382,996                    $  1,313,291
 6/30/2000               $  1,373,079            $  1,419,645                    $  1,347,174
 7/31/2000               $  1,394,362            $  1,439,378                    $  1,365,900
 8/31/2000               $  1,413,464            $  1,461,545                    $  1,387,345
 9/30/2000               $  1,405,408            $  1,453,945                    $  1,378,743
10/31/2000               $  1,420,164            $  1,469,793                    $  1,393,082
11/30/2000               $  1,432,520            $  1,480,963                    $  1,402,276
12/31/2000               $  1,472,487            $  1,517,543                    $  1,438,455
 1/31/2001               $  1,482,647            $  1,532,567                    $  1,449,243
 2/28/2001               $  1,490,060            $  1,537,471                    $  1,456,055
 3/31/2001               $  1,500,491            $  1,551,308                    $  1,468,286
 4/30/2001               $  1,473,632            $  1,534,554                    $  1,447,730
 5/31/2001               $  1,491,021            $  1,551,127                    $  1,464,234
 6/30/2001               $  1,503,546            $  1,561,520                    $  1,476,387
 7/31/2001               $  1,525,497            $  1,584,630                    $  1,499,714
 8/31/2001               $  1,554,634            $  1,610,777                    $  1,526,709
 9/30/2001               $  1,545,617            $  1,605,300                    $  1,514,190
10/31/2001               $  1,567,565            $  1,624,403                    $  1,529,937
11/30/2001               $  1,546,560            $  1,610,758                    $  1,514,332
12/31/2001               $  1,528,001            $  1,595,456                    $  1,498,280
 1/31/2002               $  1,555,352            $  1,623,057                    $  1,521,653
 2/28/2002               $  1,577,594            $  1,642,696                    $  1,540,065
 3/31/2002               $  1,540,047            $  1,610,499                    $  1,510,804
 4/30/2002               $  1,574,698            $  1,641,904                    $  1,538,301
 5/31/2002               $  1,582,729            $  1,651,920                    $  1,547,838
 6/30/2002               $  1,600,456            $  1,669,430                    $  1,562,697
 7/31/2002               $  1,623,502            $  1,690,966                    $  1,582,700
 8/31/2002               $  1,641,848            $  1,711,257                    $  1,598,210
 9/30/2002               $  1,684,372            $  1,748,734                    $  1,632,252
10/31/2002               $  1,647,652            $  1,719,705                    $  1,597,485
11/30/2002               $  1,635,460            $  1,712,482                    $  1,591,575
12/31/2002               $  1,675,856            $  1,748,615                    $  1,627,385
 1/31/2003               $  1,666,303            $  1,744,244                    $  1,617,295
 2/28/2003               $  1,691,798            $  1,768,663                    $  1,641,878
 3/31/2003               $  1,692,644            $  1,769,725                    $  1,639,251
 4/30/2003               $  1,703,476            $  1,781,405                    $  1,654,004
 5/31/2003               $  1,747,597            $  1,823,090                    $  1,693,370
 6/30/2003               $  1,735,189            $  1,815,250                    $  1,684,564
 7/31/2003               $  1,663,699            $  1,751,717                    $  1,627,120
 8/31/2003               $  1,677,221            $  1,764,854                    $  1,639,161

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/93, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from August 31, 1993 to August 31, 2003. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMorgan California Bond Fund

PORTFOLIO OF INVESTMENTS                   AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.3%

                     STATE AND MUNICIPAL OBLIGATIONS -- 96.3%

                     CALIFORNIA -- 84.5%
$           250      Bell Community Redevelopment Agency,
                       Tax Allocation, Bell Redevelopment
                       Project Area, FSA, 6.30%, 11/1/13 @+            $        257
            260      Burlingame Financing Authority,
                       Rev., 4.75%, 10/15/11 +                                  276
          1,000      California Educational Facilities Authority,
                       Claremont University Center, Ser. 1998-C,
                       Rev., 1.73%, 5/1/28 +                                  1,001
            140      California Educational Facilities Authority,
                       Dominican University,
                       Rev., 4.85%, 12/1/06 +                                   150
            750      California Educational Facilities Authority,
                       Stanford University, Ser. P,
                       Rev., 5.25%, 12/1/13 +                                   829
          1,100      California Educational Facilities Authority,
                       University of Southern California, Ser. A,
                       Rev., 5.60%, 10/1/06 +                                 1,224
          1,460      California State Department of Water
                       Resources, Central Valley Project,
                       Ser. J-3, Rev., 7.00%, 12/1/12 +                       1,785
            540      California State Department of Water
                       Resources, Central Valley Project, Ser. J-3,
                       Rev., (p), 7.00%, 12/1/12 +                              674
          3,335      California State Department of Water
                       Resources, Rev., 5.50%, 12/1/08 +                      3,788
            665      California State Department of Water
                       Resources, Rev., (p), 5.50%, 12/1/08 +                   759
          4,461      California State University, California
                       State Polytechnic University Pamona,
                       Campus Energy Project, Tax Exempt
                       Master Lease, Rev., 5.06%, 3/15/14 +                   4,641
            120      California State, GO, (p), MBIA-IBC,
                       6.25%, 10/1/19 +                                         122
          1,675      California Statewide Communities
                       Development Authority, Catholic
                       Healthcare West, COP, 6.00%, 7/1/09 +                  1,833
          1,840      Calleguas-Las Virgines Public Financing
                       Authority, Water District, Ser. B, Rev.,
                       MBIA, 5.25%, 7/1/13 +                                  2,020
            490      Carson Redevelopment Agency,
                       Redevelopment Project Area No. 1,
                       Tax Allocation, MBIA, 5.50%, 10/1/14 +                   549
$           150      Coachella Valley Recreation & Park
                       District, Improvement Bond Act of 1915,
                       Reassessment District 1, Special
                       Assessment, MBIA, 4.63%, 9/2/10 +               $        161
          1,500      Contra Costa Transportation Authority,
                       Sales Tax, Ser. A, Rev., FGIC,
                       6.00%, 3/1/06 +                                        1,651
          1,850      Contra Costa Water District, Ser. G,
                       Rev., (p), MBIA, 5.75%, 10/1/04 +                      1,980
          2,500      Contra Costa Water District, Ser. K, Rev.,
                       FSA, 5.50%, 10/1/11 +                                  2,808
          2,505      Corona Community Facilities District,
                       Corona Facilities, No. 97-2, Eagle Glen,
                       Special Tax, 5.75%, 9/1/16 +                           2,506
          2,500      Duarte Redevelopment Agency, Single
                       Family Mortgage, Mortgage Backed
                       Securities Program, Ser. A,
                       Rev., (p), 6.88%, 11/1/11 +                            3,072
          1,310      El Monte City School District, Ser. A, GO,
                       FSA, 6.25%, 5/1/20 +                                   1,467
          1,000      Fallbrook Union High School District,
                       San Diego County, GO,
                       FGIC, 5.38%, 9/1/12 +                                  1,110
          1,000      Foothill Eastern Transportation Corridor
                       Agency, California Toll Road, Senior Lien,
                       Ser. A, Rev., (p), 6.00%, 1/1/07 +                     1,124
          1,000      Fremont-Newark Community College
                       District, Ser. A, GO, MBIA, 5.50%, 8/1/13 +            1,105
            100      Fullerton University Foundation, Ser.
                       A, Rev., MBIA, 5.50%, 7/1/10 +                           112
            100      Fullerton University Foundation, Ser. A,
                       Rev., MBIA, 5.50%, 7/1/11 +                              111
            545      Golden West Schools Financing Authority,
                       Ser. A, Rev., MBIA, 5.80%, 2/1/16 +                      622
          1,000      Long Beach, California, Long Beach
                       Harbor, Rev., MBIA, 6.00%, 5/15/06 +                   1,087
            500      Los Angeles County Community Facilities
                       District No. 3, Improvement Area B,
                       Special Tax, Ser. A, AMBAC,
                       5.63%, 9/1/11 +                                          558

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     CALIFORNIA -- CONTINUED
$         1,395      Los Angeles County Community Facilities
                       District No. 3, Improvement Area B,
                       Special Tax, Ser. A, AMBAC,
                       5.63%, 9/1/13 +                                 $      1,537
          1,000      Los Angeles County Community Facilities
                       District No. 3, Improvement Area B,
                       Special Tax, Ser. A, AMBAC, 5.63%, 9/1/14              1,110
          1,000      Los Angeles County Public Works
                       Financing Authority, Multiple Capital
                       Facilities Project, Ser. B, Rev.,
                       AMBAC, 6.00%, 12/1/07                                  1,145
          4,255      Los Angeles Harbor Department, Ser. A,
                       Rev., AMBAC, 5.50%, 8/1/05 +                           4,553
          4,405      Los Angeles Unified School District, COP,
                       Ser. B, FSA, 5.00%, 10/1/06 +                          4,818
            125      Los Angeles Unified School District,
                       Ser. A, GO, FGIC, 6.00%, 7/1/15 +                        146
          1,300      Los Angeles, California, American
                       Academy of Dramatic Arts, COP, Ser. A,
                       Adj., 4.70%, 11/1/30 +                                 1,372
            500      Los Angeles, California, Department of
                       Water & Power Systems, Ser. A-A-1,
                       Rev., 5.25%, 7/1/04 @+                                   517
          5,110      Los Angeles, California, Sonnenblick Del
                       Rio, West Los Angeles, COP, AMBAC,
                       6.13%, 11/1/15 +                                       5,818
          1,000      Los Angeles, California, Water & Power
                       Systems, Ser. B, Rev. FSA, 5.13%, 7/1/15 +             1,073
          1,000      Los Angeles, California, Water & Power
                       Systems, Ser. B, Rev. FSA, 5.13%, 7/1/16 +             1,059
          1,000      Modesto Irrigation District Financing
                       Authority, Ser. A, Rev., MBIA,
                       5.45%, 10/1/07                                         1,113
          1,300      Mojave Unified School District School
                       Facilities Improvement District No. 1,
                       GO, FGIC, 5.25%, 8/1/18                                1,362
          1,255      Mountain View/Santa Clara County,
                       Capital Projects, COP, 5.00%, 8/1/14 +                 1,334
          1,385      Mountain View/Santa Clara County,
                       Capital Projects, COP, 5.25%, 8/1/16 +                 1,476
          1,485      Mountain View/Santa Clara County,
                       Capital Projects, COP, 5.25%, 8/1/18 +                 1,569
$         4,750      Northern California Power Agency,
                       California-Oregon Transportation Project,
                       Ser. A, Rev., MBIA, 7.00%, 5/1/13               $      5,781
            560      Northern California Power Agency,
                       Public Power, Ser. A, Rev., AMBAC,
                       5.80%, 7/1/09                                            642
          1,000      Orange County Local Transportation
                       Authority, Measure M, 2nd Ser., Sales
                       Tax, Ser. A, Rev., MBIA, 5.25%, 2/15/05                1,057
          2,000      Orange County Public Financing
                       Authority, Waste Management Systems,
                       Rev., AMBAC, 5.75%, 12/1/09                            2,257
            600      Pacifica, California, Street Improvement
                       Project, COP, AMBAC, 5.75%, 11/1/19                      660
          2,000      Pasadena, California, Old Pasadena
                       Packing Facilities Project, COP,
                       6.25%, 1/1/18                                          2,276
          2,490      Pittsburg Redevelopment Agency,
                       Tax Allocation, Los Medanos Community
                       Development Project, Ser. A, MBIA,
                       5.25%, 8/1/15                                          2,730
            425      Port of Oakland, Ser. K, Rev., FGIC,
                       5.25%, 11/1/07                                           468
            360      Rancho Water District Financing Authority,
                       Ser. A, Rev., FSA, 5.50%, 8/1/10                         405
          1,210      Richmond, California, Taxable Limited
                       Obligation Pension, Ser. A, GO, MBIA,
                       7.02%, 8/1/05                                          1,316
             35      Richmond, California, Wastewater, Rev.,
                       FGIC, 5.20%, 8/1/11                                       38
          1,250      Riverside County Transportation
                       Commission, Sales Tax, Ser. A, Rev.,
                       FGIC, 6.00%, 6/1/09                                    1,436
            250      Sacramento County Sanitation District,
                       Financing Authority, Ser. A, Rev.,
                       5.25%, 12/1/12                                           272
            150      Sacramento County Sanitation District,
                       Financing Authority, Ser. A, Rev.,
                       5.75%, 12/1/10                                           172
          1,200      Sacramento Regional County Sanitation
                       District, GO, 5.00%, 8/1/04                            1,242

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     CALIFORNIA -- CONTINUED
$         1,000      San Bernardino, California, Single Family
                       Mortgage, Ser. A, Rev., (p),
                       7.50%, 5/1/23                                   $      1,294
          1,200      San Diego County Regional Transportation
                       Commission, Sales Tax, 2nd Ser., Ser. A,
                       Rev., AMBAC, 6.00%, 4/1/06                             1,325
          1,170      San Francisco City & County Airports
                       Commission, International Airport,
                       Issue 27-B, 2nd Ser., Rev., FGIC,
                       5.25%, 5/1/13                                          1,263
          1,000      San Francisco City & County Airports
                       Commission, Issue 15-B, 2nd Ser.,
                       Rev., FSA, 5.50%, 5/1/06                               1,094
          2,000      San Francisco City & County
                       Redevelopment Financing Authority,
                       San Francisco Redevelopment Project,
                       Tax Allocation, Ser. B, FGIC, 5.00%, 8/1/11            2,174
          1,005      San Francisco City & County
                       Redevelopment Financing Authority,
                       San Francisco Redevelopment Project,
                       Tax Allocation, Ser. C, FGIC, 5.25%, 8/1/15            1,089
          5,000      San Jose Financing Authority, Civic Center
                       Project, Ser. D, Adj., Rev., AMBAC,
                       5.00%, 6/1/38                                          5,398
          1,240      San Jose Redevelopment Agency,
                       Merged Area Redevelopment Project,
                       Tax Allocation, MBIA, 6.00%, 8/1/07                    1,407
          3,000      San Jose Redevelopment Agency,
                       Merged Area Redevelopment Project,
                       Tax Allocation, MBIA, 6.00%, 8/1/15                    3,498
          4,000      San Marcos University Corp., Auxiliary
                       Organization, Rev. Adj., 3.35%, 7/1/32                 4,123
            585      San Mateo County Community College
                       District, Election of 2001, Ser. A, GO,
                       FGIC, 5.38%, 9/1/19                                      619
            250      San Mateo County Joint Powers Authority,
                       Capital Projects Program, Rev., MBIA,
                       6.50%, 7/1/15                                            303
          2,445      Santa Ana Financing Authority, Police
                       Administration & Holding Facility, Ser.
                       A, Rev., MBIA, 6.25%, 7/1/24                           2,812
$         1,000      Santa Clara County Financing Authority,
                       Ser. A, Rev., AMBAC, 5.75%, 11/15/13            $      1,142
          2,605      South Bayside Waste Management
                       Authority, Solid Waste System, Rev.,
                       AMBAC, 6.13%, 3/1/17                                   2,947
          1,200      South Orange County Public Financing
                       Authority, Special Tax, Senior Lien, Ser. A,
                       (p), MBIA, 6.20%, 9/1/03                               1,224
          5,000      South Orange County Public Financing
                       Authority, Special Tax, Senior Lien, Ser. A,
                       MBIA, 5.00%, 9/1/12                                    5,408
          3,725      Southern California Public Power
                       Authority, San Juan Unit 3, Power Project,
                       Ser. A, Rev., FSA, 5.50%, 1/1/14                       4,146
          1,000      Turlock Irrigation District, Ser. A, Rev.,
                       MBIA, 6.00%, 1/1/07                                    1,117
          1,000      University of California, UC Medical
                       Center, Rev., AMBAC, 10.00%, 7/1/06                    1,217
          4,000      Walnut Valley Unified School District,
                       Ser. A, GO, MBIA, 7.20%, 2/1/16                        4,885
                     --------------------------------------------------------------
                                                                            138,621
                     --------------------------------------------------------------

                     CONNECTICUT -- 1.5%
          2,040      Connecticut State, Residual Certificates,
                       Ser. 529-Y, GO, Inverse Floater,
                       9.68%, 12/15/09 +                                      2,526

                     MICHIGAN -- 1.3%
          2,000      Michigan State Hospital Finance Authority,
                       Ascension Health Credit, Ser. B, Adj.,
                       Rev., 5.30%, 11/15/33                                  2,196

                     NEW YORK -- 0.6%
          1,000      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 5.25%, 6/1/08                                       995

                     PUERTO RICO -- 8.2%
            115      Puerto Rico Commonwealth, Public
                       Improvement, GO, 5.00%, 7/1/07                           124

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     PUERTO RICO -- CONTINUED
$         1,280      Puerto Rico Commonwealth, Public
                       Improvement, GO, (p), MBIA-IBC,
                       3.00%, 7/1/06                                   $      1,285
          4,250      Puerto Rico Commonwealth, Public
                       Improvement, GO, MBIA-IBC,
                       6.00%, 7/1/29                                          4,647
          2,500      Puerto Rico Commonwealth, Ser. C, GO,
                       Adj., 5.00%, 7/1/18                                    2,683
          3,000      Puerto Rico Electric Power Authority,
                       Ser. BB, Rev., MBIA, 6.00%, 7/1/11                     3,474
            125      Puerto Rico Electric Power Authority,
                       Ser. Z, Rev., 5.10%, 7/1/06                              134
            420      Puerto Rico Highway & Transportation
                       Authority, Ser. W, Rev., MBIA-IBC,
                       5.50%, 7/1/15                                            472
            500      Puerto Rico Municipal Finance Agency,
                       Ser. A, GO, FSA, 5.75%, 8/1/13                           560
                     --------------------------------------------------------------
                                                                             13,379
                     --------------------------------------------------------------

                     VIRGIN ISLANDS -- 0.2%
            375      Virgin Islands Public Finance Authority,
                       Gross Receipts, Tax Lien Notes,
                       Ser. A, Rev., 5.63%, 10/1/10                             391
                     --------------------------------------------------------------
                     Total State and Municipal Obligations                  158,108
                       (Cost $150,929)
                     --------------------------------------------------------------

SHARES               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.7%

                     MONEY MARKET FUND -- 3.7%
          6,102      JPMorgan Tax Free Money Market Fund (a)           $      6,102
                       (Cost $6,102)
                     --------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%                       $    164,210
                       (COST $157,031)
                     --------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL             UNREALIZED
NUMBER OF                                                                     VALUE AT          APPRECIATION/
CONTRACTS   DESCRIPTION                                EXPIRATION DATE   8/31/03 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
125         Eurodollar                                  December, 2004   $      30,350             $       58
126         Eurodollar                                      June, 2004          30,895                     47

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Intermediate Tax Free Income Fund

PORTFOLIO OF INVESTMENTS                 AS OF AUGUST 31, 2003
(Amounts in thousands)


PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.8%

                     STATE AND MUNICIPAL OBLIGATIONS -- 96.8%

                     ALABAMA -- 1.6%
$         8,485      Alabama Public School & College
                       Authority, Capital Improvement,
                       Ser. D, Rev., 5.25%, 8/1/05 +                   $      9,076
          5,000      Jefferson County, Capital Improvements,
                       Ser. D., Rev., FGIC, (p), 5.00%, 8/1/12 +              5,434
         10,360      Jefferson County, Capital Improvements,
                       Ser. D, Rev., (p), FGIC, 5.00%, 8/1/12 +              11,259
          1,000      Shelby County Board of Education,
                       Capital Outlay School Warrants, AMBAC,
                       5.70%, 2/1/09                                          1,071
                     --------------------------------------------------------------
                                                                             26,840
                     --------------------------------------------------------------

                     ARIZONA -- 0.4%
          2,435      Arizona Health Facilities Authority,
                       Catholic Healthcare West, Ser. A, Rev.,
                       6.13%, 7/1/09 +                                        2,658
          4,005      Phoenix IDA, Single Family Mortgage,
                       Ser. 2-A, Adj.,  Rev, 3.50%, 3/1/28                    4,281
                     --------------------------------------------------------------
                                                                              6,939
                     --------------------------------------------------------------

                     CALIFORNIA -- 9.7%
          5,000      Alameda County, COP, Ser. A, MBIA,
                       5.38%, 12/1/10 +                                       5,616
          1,725      Alvord Unified School District, Ser. A, GO,
                       MBIA, 5.90%, 2/1/17 +                                  1,979
          3,520      Anaheim Public Financing Authority,
                       Convention Center Project, Ser. A, Rev.,
                       AMBAC, 5.50%, 8/1/11 +                                 3,946
          1,795      Anaheim Public Financing Authority,
                       Distribution System, Ser. A, Rev., MBIA,
                       5.00%, 10/1/18 +                                       1,854
          2,180      Anaheim Public Financing Authority,
                       Electric System Generation, Ser. B, Rev.,
                       FSA, 5.25%, 10/1/14 +                                  2,366
          1,840      California State Department of Water
                       Resources, Central Valley Project, Ser. J-1,
                       Adj., Rev, 7.00%, 12/1/12 +                            2,245
            500      California State Department of Water
                       Resources, Central Valley Project, Ser. J-1,
                       Rev., (p), 7.00%, 12/1/12 +                              620
$         9,485      California Statewide Communities
                       Development Authority, Catholic
                       Healthcare West, COP, 6.00%, 7/1/09 +           $     10,381
          3,145      Calleguas-Las Virgines Public Financing
                       Authority, Water District, Ser. B, Rev.,
                       MBIA, 5.25%, 7/1/15 +                                  3,404
          3,310      Calleguas-Las Virgines Public Financing
                       Authority, Water District, Ser. B, Rev.,
                       MBIA, 5.25%, 7/1/16 +                                  3,553
          1,855      Calleguas-Las Virgines Public Financing
                       Authority, Water District, Ser. B, Rev.,
                       MBIA, 5.25%, 7/1/19 +                                  1,944
          1,500      Calleguas-Las Virgines Public Financing
                       Authority, Water District, Ser. B, Rev.,
                       MBIA, 5.25%, 7/1/20 +                                  1,560
          4,265      Coast Community College District,
                       Election 2002, Ser. A, GO, MBIA, 5.00%,
                       8/1/17 +                                               4,439
          2,435      Coast Community College District,
                       Election 2002, Ser. A, GO, MBIA, 5.00%,
                       8/1/20 +                                               2,476
          2,000      Coast Community College District,
                       Election 2002, Ser. A, GO, MBIA, 5.00%,
                       8/1/21 +                                               2,018
         10,435      Contra Costa Water District, Ser. K, Rev.,
                       FSA, 5.50%, 10/1/14 +                                 11,531
          1,115      Gilroy Unified School District, Measure J
                       Capital Projects, COP, MBIA, 5.50%,
                       9/1/11 +                                               1,251
          1,000      Los Angeles Community Redevelopment
                       Agency, Tax Allocation, Hollywood
                       Redevelopment Project, Ser. C, MBIA,
                       5.50%, 7/1/16 +                                        1,115
          3,000      Los Angeles County Metropolitan
                       Transportation Authority, Sales Tax,
                       1st Ser., Ser. B, Rev., FSA, 5.25%, 7/1/11 +           3,310
          2,500      Los Angeles County Public Works
                       Financing Authority, Ser. A, Rev., MBIA,
                       6.00%, 9/1/06 +                                        2,797

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     CALIFORNIA -- CONTINUED
$         1,675      Los Angeles Unified School District,
                       Election of 1997, Ser. E, GO, MBIA, 5.00%,
                       7/1/11 +                                        $      1,820
          1,015      Los Angeles Unified School District,
                       Ser. A, GO, FGIC, 6.00%, 7/1/08 +                      1,165
          7,555      Los Angeles Unified School District,
                       Ser. A, GO, MBIA, 5.38%, 7/1/17 +                      8,115
          1,805      Los Angeles Unified School District,
                       Ser. B, GO, (p),  FGIC, 5.38%, 7/1/08 +                2,055
          4,090      Los Angeles Unified School District,
                       Ser. D, GO, (p), FGIC, 5.50%, 7/1/10 +                 4,649
          4,825      Los Angeles, California, Ser. A, GO, (p),
                       5.00%, 9/1/11 +                                        5,287
          3,000      Oakland Redevelopment Agency, Central
                       District Redevelopment, Tax Allocation,
                       FGIC, 5.50%, 9/1/18                                    3,221
          7,895      Oakland Redevelopment Agency, Central
                       District Redevelopment, Tax Allocation,
                       FGIC, 5.50%, 9/1/19                                    8,414
          1,460      Pleasant Valley School District-Ventura
                       County, Ser. A, GO, MBIA, 5.85%, 2/1/18                1,670
          3,150      Rancho Santiago Community College,
                       Election of 2002, Ser. A, GO, MBIA, 5.00%,
                       9/1/16                                                 3,308
         17,075      San Jose Financing Authority, Civic Center
                       Project, Ser. D, Adj., Rev., AMBAC, 5.00%,
                       6/1/38                                                18,435
          2,045      San Marcos Public Facilities Authority,
                       Tax Allocation, Project Areas No. 1-2-3,
                       Ser. A, FGIC, 5.25%, 8/1/17                            2,177
          2,835      Solano County, COP, MBIA, 5.00%,
                       11/1/11                                                3,089
          2,000      Solano County, COP, MBIA, 5.25%,
                       11/1/13                                                2,184
          2,000      Solano County, COP, MBIA, 5.25%,
                       11/1/16                                                2,146
          5,500      Southern California Public Power
                       Authority, Power Project, San Juan Power,
                       Ser. B, Adj., Rev., FSA, 5.25%, 1/1/20                 5,996
          5,150      Southern California Public Power
                       Authority, San Juan Unit 3, Power Project,
                       Ser. A, Rev., FSA, 5.38%, 1/1/12                       5,679
$         5,000      Southern California Public Power
                       Authority, San Juan Unit 3, Power Project,
                       Ser. A, Rev., FSA, 5.50%, 1/1/13                $      5,564
          3,205      Southern California Public Power
                       Authority, San Juan Unit 3, Power Project,
                       Ser. A, Rev., FSA, 5.50%, 1/1/14                       3,567
          1,295      Tulare County, Ser. G, Rev., 6.40%,
                       6/1/14 (i)+                                            1,295
                     --------------------------------------------------------------
                                                                            158,241
                     --------------------------------------------------------------

                     COLORADO -- 0.3%
          1,000      La Plata County School District No. 9-R,
                       Durango, GO, MBIA, 5.00%, 11/1/10 +                    1,097
          1,000      La Plata County School District No. 9-R,
                       Durango, GO, MBIA, 5.25%, 11/1/14 +                    1,092
          1,000      La Plata County School District No. 9-R,
                       Durango, GO, MBIA, 5.25%, 11/1/15 +                    1,083
          1,000      La Plata County School District No. 9-R,
                       Durango, GO, MBIA, 5.25%, 11/1/16 +                    1,073
          1,000      La Plata County School District No. 9-R,
                       Durango, GO, MBIA, 5.25%, 11/1/18 +                    1,055
                     --------------------------------------------------------------
                                                                              5,400
                     --------------------------------------------------------------

                     CONNECTICUT -- 2.6%
          4,735      Connecticut State Special Tax,
                       Transportation Infrastructure, Tax
                       Obligation, Ser. A, Rev., TRAN, (p), FGIC,
                       5.40%, 6/1/05 +                                        5,115
         19,405      Connecticut State, Residual Certificates,
                       Ser. 529-Y, GO, Inverse Floater, 9.68%,
                       12/15/09 +                                            24,031
          7,240      Connecticut State, Ser. B, GO, (p), 5.88%,
                       6/15/10 +                                              8,340
          3,905      Waterbury, Connecticut, Ser. A, GO, FSA,
                       5.50%, 4/1/13                                          4,313
                     --------------------------------------------------------------
                                                                             41,799
                     --------------------------------------------------------------

                     DISTRICT OF COLUMBIA -- 1.8%
            770      District of Columbia, Ser. A, GO, (p),
                       MBIA-IBC, 6.00%, 6/1/07 +                                874
          6,465      District of Columbia, Ser. A, GO, MBIA,
                       5.00%, 6/1/14 +                                        6,814

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     DISTRICT OF COLUMBIA -- CONTINUED
$        11,455      District of Columbia, Ser. A, GO, MBIA,
                       5.00%, 6/1/15 +                                 $     11,970
          2,450      District of Columbia, Ser. A, GO, MBIA-IBC,
                       6.00%,  6/1/07 +                                       2,752
          6,795      District of Columbia, Ser. C, GO, (p), FGIC,
                       5.25%,  12/1/03 +                                      6,865
                     --------------------------------------------------------------
                                                                             29,275
                     --------------------------------------------------------------

                     FLORIDA -- 3.1%
          2,610      Coral Springs Improvement District,
                       Water & Sewer, GO, MBIA,
                       6.00%, 6/1/10 +                                        2,899
          1,750      Dade County, Aviation, Ser. B, Rev.,
                       AMBAC, 6.40%, 10/1/06 +                                1,868
          1,495      Florida State Board of Education, Capital
                       Outlay, Public Education, Ser. B, GO,
                       5.25%, 6/1/12 +                                        1,642
          2,000      Florida State Department of Corrections,
                       Okeechobee Correctional, COP, AMBAC,
                       6.00%, 3/1/08 +                                        2,151
         30,000      Orlando Utilities Commission, Water &
                       Electric, Multi-Modal, Ser. A, Adj.,
                       Rev., 4.10%, 10/1/23                                  31,882
         10,250      Orlando Utilities Commission, Water &
                       Electric, Ser.  A, Rev., BAN, 3.25%,
                       9/1/03 (i)                                            10,251
                     --------------------------------------------------------------
                                                                             50,693
                     --------------------------------------------------------------

                     GEORGIA -- 1.9%
          1,720      Forsyth County School District, GO,
                       5.00%, 7/1/12 +                                        1,849
          2,630      Fulton County School District, GO,
                       6.38%, 5/1/14 +                                        3,147
          1,250      Georgia Municipal Electric Authority,
                       Power, Ser. A, Rev., 6.50%, 1/1/12 +                   1,444
          5,000      Georgia Municipal Electric Authority,
                       Power, Ser. DD, Rev., MBIA-IBC, 7.00%,
                       1/1/08 +                                               5,848
          6,000      Georgia State, Ser. B, GO, 7.20%,
                       3/1/07 +                                               6,961
$         3,000      Georgia State, Ser. B, GO, 6.30%,
                       3/1/10 +                                        $      3,502
          2,500      Gwinnette County School District, Ser. B,
                       GO, 6.40%, 2/1/08 +                                    2,880
          5,000      Metropolitan Atlanta Rapid
                       Transportation Authority, Ser. P, Rev.,
                       AMBAC, 6.25%, 7/1/11 +                                 5,890
                     --------------------------------------------------------------
                                                                             31,521
                     --------------------------------------------------------------

                     HAWAII -- 0.1%
          2,000      Honolulu City & County, Ser. A, GO,
                       7.35%, 7/1/06 +                                        2,288

                     ILLINOIS -- 4.7%
          1,500      Chicago Metropolitan Water Reclamation
                       District, Capital Improvement Bonds, GO,
                       (p), 7.00%, 1/1/08 +                                   1,768
         10,000      Chicago Metropolitan Water Reclamation
                       District, Capital Improvement Bonds, GO,
                       (p), 5.50%, 12/1/12 +                                 11,245
         10,025      Chicago Metropolitan Water Reclamation
                       District, GO, 5.50%, 12/1/09 +                        11,301
          6,055      Chicago O'Hare International Airport,
                       Passenger Facilities Charge, Ser. A, Rev.,
                       AMBAC, 5.38%, 1/1/07 +                                 6,551
          1,245      Chicago Park District, Harbor Facilities,
                       Rev., (p), 5.38%, 1/1/06 +                             1,345
          4,150      Chicago, Wastewater Transmission,
                       Second Lien, Rev., MBIA, 5.50%, 1/1/18 +               4,579
          2,882      Illinois Development Finance Authority,
                       IDR, Rev. 4.90%, 8/1/28 (i)+                           3,022
         12,970      Illinois Educational Facilities Authority,
                       DePaul University, Ser. A, Rev., AMBAC,
                       5.00%, 9/1/18 +                                       13,154
          1,665      Illinois Health Facilities Authority, Rev.,
                       6.63%, 2/15/12 +                                       1,883
          3,770      Illinois Health Facilities Authority,
                       Riverside Health Systems, Rev., 6.75%,
                       11/15/10 +                                             4,352
          1,810      Illinois State, 1st Ser., GO, 5.25%,
                       8/1/05 +                                               1,935

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     ILLINOIS -- CONTINUED
$         2,565      Illinois State, 1st Ser., GO, 5.50%,
                       8/1/06 +                                        $      2,814
          4,000      Illinois State, 1st Ser., GO, 5.50%,
                       8/1/07 +                                               4,439
            770      Illinois State, GO, 5.50%, 8/1/06 +                        810
          2,000      Illinois State, GO, (p), MBIA, 5.25%,
                       6/1/08 +                                               2,252
             50      Metropolitan Pier & Exposition Authority,
                       Dedicated State Tax, Ser. A-2002, Rev.,
                       8.50%, 6/15/06 +                                          59
          1,330      Metropolitan Pier & Exposition Authority,
                       Dedicated State Tax, Ser. A-2002, Rev.,
                       (p), 8.50%, 6/15/06 +                                  1,568
          1,000      Regional Transportation Authority, Ser. B,
                       GO, AMBAC, 6.40%, 6/1/12                               1,175
          2,810      Regional Transportation Authority, Ser. D,
                       Rev., FGIC, 7.75%, 6/1/07                              3,324
                     --------------------------------------------------------------
                                                                             77,576
                     --------------------------------------------------------------

                     INDIANA -- 1.3%
         10,560      Indiana Housing Finance Authority, Single
                       Family Mortgage, Ser. B-2, Rev., 4.00%,
                       1/1/34 +                                              11,031
         10,615      Indiana Housing Finance Authority, Single
                       Family Mortgage, Ser. D-2, Rev., 3.60%,
                       1/1/32 +                                              10,654
                     --------------------------------------------------------------
                                                                             21,685
                     --------------------------------------------------------------

                     IOWA -- 0.5%
          2,095      Iowa Finance Authority, Hospital Facilities,
                       Rev., 6.75%, 2/15/15 +                                 2,302
          2,385      Iowa Finance Authority, Hospital Facilities,
                       Rev., 6.75%, 2/15/16 +                                 2,613
          2,440      Iowa Finance Authority, Hospital Facilities,
                       Rev., 6.75%, 2/15/17 +                                 2,653
                     --------------------------------------------------------------
                                                                              7,568
                     --------------------------------------------------------------

                     KENTUCKY -- 0.0% ^
             40      Owensboro, Kentucky, Electric Light &
                       Power, Rev.,  (p), 10.50%, 1/1/04                         41

                     LOUISIANA -- 0.2%
$         3,500      Lake Charles Harbor & Terminal
                       District, Reynolds Metals Co. Project,
                       Rev., 5.50%, 5/1/06 +                           $      3,500

                     MARYLAND -- 1.4%
          3,000      Maryland State Stadium Authority, Lease,
                       Convention Center Expansion, Rev.,
                       AMBAC, 5.75%,  12/15/08 +                              3,208
          3,000      Maryland State Stadium Authority, Lease,
                       Convention Center Expansion, Rev.,
                       AMBAC, 5.80%,  12/15/09 +                              3,210
          6,500      Maryland State Transportation Authority,
                       Transportation Facilities Project, Special
                       Obligation, Rev., 5.80%, 7/1/06 +                      7,173
          9,238      State of Maryland, Tax Exempt MSR
                       Lease, 5.19%, 7/1/16 (i)                               9,854
                     --------------------------------------------------------------
                                                                             23,445
                     --------------------------------------------------------------

                     MASSACHUSETTS -- 4.5%
          5,650      Massachusetts Bay Transportation
                       Authority, General Transportation
                       Systems, Ser. A, Rev., 7.00%, 3/1/08 +                 6,617
          2,045      Massachusetts Bay Transportation
                       Authority, General Transportation
                       Systems, Ser. A, Rev., MBIA,
                       5.50%, 3/1/14 +                                        2,262
          6,750      Massachusetts Health and Educational
                       Facilities Authority, Harvard University,
                       Ser. Z, Rev., 5.00%, 1/15/07 +                         7,314
          1,420      Massachusetts State College Building
                       Authority, Ser. A, Rev., 7.50%, 5/1/11 +               1,769
         10,000      Massachusetts State Turnpike Authority,
                       Ser. A, Rev., (p), 5.00%, 1/1/13 +                    10,858
          9,500      Massachusetts State Water Pollution
                       Abatement, MWRA Program, Sub Ser. A,
                       Rev., 6.00%, 8/1/15 +                                 10,639
          2,000      Massachusetts State Water Resources
                       Authority, Ser. A, Rev., FSA, 5.50%,
                       8/1/13 +                                               2,234
          3,000      Massachusetts State Water Resources
                       Authority, Ser. C, Rev., FGIC, 5.25%,
                       12/1/15 +                                              3,283

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                   VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     MASSACHUSETTS -- CONTINUED
$         5,000      Massachusetts State, CONS, Ser. C,
                       GO, (p), 5.75%, 10/1/10 +                       $      5,683
         18,545      Massachusetts State, Federal Highway,
                       Ser. A, Rev., GAN, FSA, 5.75%, 12/15/12 +             20,821
          1,210      Southeastern Massachusetts University
                       Building Authority, Ser. A, Rev., AMBAC,
                       5.90%, 5/1/09                                          1,309
          1,000      Southeastern Massachusetts University
                       Building Authority, Ser. A, Rev., AMBAC,
                       5.90%, 5/1/10                                          1,081
                     --------------------------------------------------------------
                                                                             73,870
                     --------------------------------------------------------------

                     MICHIGAN -- 6.4%
          3,910      Grand Rapids, Michigan, Water Supply,
                       Rev., FGIC, 5.75%, 1/1/13 +                            4,354
         13,050      Michigan State Hospital Finance
                       Authority, Ascension Health Credit,
                       Ser. A, Rev., (p), MBIA, 6.25%, 11/15/09 +            15,491
         10,000      Michigan State Hospital Finance
                       Authority, Ascension Health Credit,
                       Ser. B, Adj., Rev., 5.30%, 11/15/33 +                 10,981
          2,905      Michigan State Hospital Finance
                       Authority, Mercy Health Services, Ser.
                       T, Rev., 5.75%, 8/15/04 +                              3,015
          3,755      Michigan State Hospital Finance
                       Authority, Trinity Health, Ser. A, Rev.,
                       5.50%, 12/1/05 +                                       4,060
          4,160      Michigan State Hospital Finance
                       Authority, Trinity Health, Ser. A, Rev.,
                       6.00%, 12/1/11 +                                       4,682
          4,405      Michigan State Hospital Finance
                       Authority, Trinity Health, Ser. A, Rev.,
                       6.00%, 12/1/12 +                                       4,929
         10,750      Michigan State Trunk Line, Ser. A, Rev.,
                       5.25%, 11/1/13 +                                      11,783
          3,565      Michigan State Underground Storage
                       Tank Financial Assurance Authority,
                       Ser. I, Rev., AMBAC, 5.75%, 5/1/10 +                   3,887
          9,000      Michigan Strategic Fund, Dow Chemical
                       Project, Rev., Adj., 4.60%, 6/1/14 +                   9,115
$        16,000      Monroe County Economic
                       Development Corp., Limited Obligation,
                       Detroit Edison Co., Ser. CC, Rev., Adj.
                       AMBAC, 4.65%, 10/1/24 +                         $     16,824
         10,000      Wayne Charter County, Detroit
                       Metropolitan, Wayne Charter Airport,
                       Ser. A, Rev., MBIA, 5.25%, 12/1/06                    10,864
          3,780      Wayne Charter County, Detroit
                       Metropolitan, Wayne Charter Airport,
                       Ser. A, Rev., MBIA, 5.50%, 12/1/07                     4,185
                     --------------------------------------------------------------
                                                                            104,170
                     --------------------------------------------------------------

                     MINNESOTA -- 0.9%
          5,000      University of Minnesota, Ser. A, Rev.,
                       5.75%, 7/1/10                                          5,678
          8,000      University of Minnesota, Ser. A, Rev.,
                       5.75%, 7/1/15                                          9,120
                     --------------------------------------------------------------
                                                                             14,798
                     --------------------------------------------------------------

                     MISSISSIPPI -- 1.3%
          2,505      Mississippi Higher Education Assistance
                       Corp., Ser. B, Rev., 5.60%, 9/1/04 +                   2,536
          4,000      Mississippi State, Capital Improvements
                       Issue, Ser. I, GO, (p), 5.50%, 11/1/06 +               4,446
          2,000      Mississippi State, GO, 5.75%, 12/1/12 +                  2,272
         10,870      Mississippi State, GO, (p), 6.20%,
                       2/1/08 +                                              12,390
                     --------------------------------------------------------------
                                                                             21,644
                     --------------------------------------------------------------

                     MISSOURI -- 1.9%
         17,685      Missouri Housing Development
                       Commission, Homeowner Loan Program,
                       Single Family Mortgage, Ser. C-1, Adj.,
                       Rev., 3.50%, 9/1/34 +                                 18,664
          9,750      Missouri Housing Development
                       Commission, Homeowner Loan Program,
                       Single Family Mortgage, Ser. B-1, Adj.,
                       Rev., 3.50%, 9/1/34 +                                 10,248

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     MISSOURI -- CONTINUED
$         1,105      Missouri State Environmental
                       Improvement & Energy Resources
                       Authority, State Revolving Funds
                       Program, Ser. B, Rev., 5.50%, 7/1/12 +                  $      1,242
          1,265      Missouri State Health & Educational
                       Facilities Authority, University of
                       Missouri, Columbia Arena Project, Rev.,
                       5.00%, 11/1/11 +                                               1,379
                     ----------------------------------------------------------------------
                                                                                     31,533
                     ----------------------------------------------------------------------

                     NEBRASKA -- 0.3%
          5,245      NEBHELP, Inc., Sub Ser. A-5B, Rev.,
                       MBIA, 6.20%, 6/1/13                                            5,628

                     NEVADA -- 0.6%
          8,200      Clark County School District, Ser. A, GO,
                       MBIA, 7.00%, 6/1/11 +                                          9,904

                     NEW HAMPSHIRE -- 0.3%
          4,900      New Hampshire Higher Educational &
                       Health Facilities Authority, Dartmouth
                       College, Rev., 6.75%, 6/1/07                                   5,652

                     NEW JERSEY -- 2.2%
          3,245      Elizabeth, New Jersey, GO, AMBAC,
                       6.25%, 8/15/08 +                                               3,562
            955      New Jersey Economic Development
                       Authority, Market Transition Facility,
                       Senior Lien, Ser. A, Rev., (p), MBIA,
                       5.80%, 7/1/04                                                  1,011
          3,490      New Jersey State Turnpike Authority,
                       Rev., (p), 5.70%, 5/1/13                                       3,902
          3,260      New Jersey State Turnpike Authority, Ser.
                       G, Rev., (p), 5.75%, 1/1/09                                    3,586
         10,000      New Jersey State, GO, 5.50%, 5/1/07                             11,090
          2,630      New Jersey Transportation Trust Fund
                       Authority, Ser. B, Rev., (p), MBIA, 5.50%,
                       6/15/05                                                        2,876
$         4,570      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems, Ser. A,
                       Rev., 5.75%, 6/15/15                                    $      5,167
          4,370      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems, Ser.
                       B, Rev., MBIA, 5.50%, 6/15/09                                  4,721
                     ----------------------------------------------------------------------
                                                                                     35,915
                     ----------------------------------------------------------------------

                     NEW MEXICO -- 0.8%
          5,570      New Mexico Mortgage Finance Authority,
                       Single Family Mortgage, Ser. A-2, Rev.,
                       5.25%, 3/1/34                                                  5,876
          3,000      New Mexico Mortgage Finance Authority,
                       Single Family Mortgage, Ser. D, Adj.,
                       Rev., 3.25%, 9/1/33 +                                          3,219
          3,125      New Mexico Mortgage Finance Authority,
                       Single Family Mortgage, Ser. PG, Class
                       C-2, Rev., 4.70%, 9/1/33                                       3,199
                     ----------------------------------------------------------------------
                                                                                     12,294
                     ----------------------------------------------------------------------
                     NEW YORK -- 12.5%
          1,500      Long Island Power Authority, Electric
                       Systems, Ser.  A, Rev., (p), FSA, 5.50%,
                       12/1/13 +                                                      1,704
         22,630      Metropolitan Transportation Authority,
                       Service Contract, Ser. A, Rev., 5.50%,
                       7/1/17 +                                                      24,594
          5,000      Metropolitan Transportation Authority,
                       Service Contract, Ser. B, Rev., FGIC,
                       5.25%, 7/1/09 +                                                5,546
         24,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., Adj., 5.50%, 11/1/26                                    26,500
         11,500      New York City, New York, Ser. G, GO,
                       5.50%, 8/1/09                                                 12,556
         10,000      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 6.50%, 12/1/04                                           10,188

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         6,300      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 5.25%, 6/1/08                                      $      6,271
          5,000      New York State Dormitory Authority,
                       Personal Income Tax, Rev., FSA, 5.50%,
                       3/15/16                                                        5,488
          6,035      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. A, Rev., MBIA, 5.25%, 10/1/07                             6,691
          4,025      New York State Dormitory Authority,
                       State University Educational Facilities,
                       Ser. A, Rev., FGIC,  5.50%, 5/15/13                            4,484
          1,500      New York State Dormitory Authority,
                       State University Educational Facilities,
                       Ser. A, Rev., FSA, 5.50%, 5/15/13                              1,671
          8,152      New York State Dormitory Authority,
                       State University of New York, Stoney
                       Brook University, Rev., 3.92%, 3/27/07 (i)+                    8,385
          3,345      New York State Environmental Facilities
                       Corp., New York City Municipal Water
                       Project, Clean Water & Drinking, State
                       Revolving Funds, Ser. D, Rev., 5.38%,
                       6/15/13                                                        3,668
          6,600      New York State Environmental Facilities
                       Corp., New York City Municipal Water
                       Project, Clean Water & Drinking, State
                       Revolving Funds, Ser. D, Rev., 5.38%,
                       6/15/16                                                        7,151
          5,040      New York State Environmental Facilities
                       Corp., New York City Municipal Water
                       Project, Clean Water & Drinking, State
                       Revolving Funds, Ser. D, Rev., 5.38%,
                       6/15/16                                                        5,472
          7,745      New York State Environmental Facilities
                       Corp., New York City Municipal Water
                       Project, Clean Water & Drinking, State
                       Revolving Funds, Ser. D, Rev., 5.38%,
                       6/15/17                                                        8,327
$         8,325      New York State Environmental Facilities
                       Corp., New York City Municipal Water
                       Project, Clean Water & Drinking, State
                       Revolving Funds, Ser. D, Rev., 5.38%,
                       6/15/18                                                 $      8,894
          8,055      New York State Environmental Facilities
                       Corp., State Revolving Funds, New York
                       City Municipal Project, Clean Water &
                       Drinking, Sub Ser. E, Rev., 5.38%, 7/15/19                     8,539
          4,335      New York State Housing Finance Agency,
                       Housing Project Mortgage, Ser. A, Rev.,
                       FSA, 5.40%, 11/1/05                                            4,630
          3,950      New York State Thruway Authority,
                       Highway & Bridge Trust Fund, Ser. A,
                       Rev., FGIC, 5.25%, 4/1/10                                      4,350
            700      New York State Thruway Authority,
                       Highway & Bridge Trust Fund, Ser. B,
                       Rev., (p), FGIC, 6.00%, 4/1/04                                   734
         10,000      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract,
                       Rev., AMBAC, 5.50%, 4/1/11                                    11,132
          5,000      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract, Rev.,
                       5.10%, 4/1/08                                                  5,438
         10,000      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract,
                       Rev., 5.20%, 4/1/09                                           10,867
          5,000      New York State, Ser. B, GO, 5.70%,
                       8/15/10                                                        5,383
          3,910      Port Authority of New York & New Jersey,
                       Consolidated Bonds, 112th Ser., Rev.,
                       5.00%, 12/1/05                                                 4,159
                     ----------------------------------------------------------------------
                                                                                    202,822
                     ----------------------------------------------------------------------

                     NORTH CAROLINA -- 1.9%
          2,000      Cabarrus County, Installment Financing
                       Contract, COP, 5.75%, 4/1/11 +                                 2,263

          2,000      Cabarrus County, Installment Financing
                       Contract, COP, 5.75%, 4/1/12 +                                 2,281

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NORTH CAROLINA -- CONTINUED
$         9,155      North Carolina Municipal Power Agency
                       No. 1, Catawba Electric, Ser. B, Rev.,
                       AMBAC, 6.00%, 1/1/08                                    $     10,353
          8,900      North Carolina Municipal Power Agency
                       No. 1, Catawba Electric, Ser. B, Rev.,
                       6.13%, 1/1/06                                                  9,613
          6,275      North Carolina Municipal Power Agency
                       No. 1, Catawba Electric, Ser. B, Rev.,
                       6.25%, 1/1/07                                                  6,890
                     ----------------------------------------------------------------------
                                                                                     31,400
                     ----------------------------------------------------------------------

                     NORTH DAKOTA -- 0.6%
          8,925      North Dakota State Housing Finance
                       Agency, Housing Finance Program, Ser.
                       C, Rev., 5.55%, 1/1/31                                         9,200

                     OHIO -- 3.2%
          8,690      Columbus, Ohio, Ser. 1, GO, 5.25%,
                       11/15/05 +                                                     9,409
          6,000      Columbus, Ohio, Ser. 1, GO, 5.50%,
                       11/15/06 +                                                     6,665
          4,000      Montgomery County, Solid Waste, Rev.,
                       MBIA, 5.50%, 11/1/10 +                                         4,368
          3,360      Ohio State Building Authority, Adult
                       Correctional State Facilities, Ser. A, Rev.,
                       (p), MBIA, 5.75%, 10/1/04                                      3,563
          6,000      Ohio State Turnpike Commission, Ser. A,
                       Rev., (p), MBIA, 5.40%, 2/15/06                                6,627
         17,000      Ohio State Turnpike Commission, Ser. A,
                       Rev., (p), MBIA, 5.50%, 2/15/06                               18,816
          2,100      Ohio State Water Development Authority,
                       Rev., (p), 9.38%, 12/1/10                                      2,536
                     ----------------------------------------------------------------------
                                                                                     51,984
                     ----------------------------------------------------------------------

                     OKLAHOMA -- 0.4%
          7,000      Oklahoma Housing Finance Agency,
                       Single Family Mortgage, Ser. B-1, Adj,
                       Rev., 3.50%, 9/1/33                                            7,301

                     OREGON -- 0.8%
$         3,000      Oregon State Department of
                       Transportation, Highway User Tax, Ser. A,
                       Rev., 5.50%, 11/15/19                                   $      3,213
          5,300      Oregon State, State Board of Higher
                       Education, Ser.  A, GO, (p), 6.00%, 8/1/06                     6,020
          3,000      Washington County, Union High School
                       District No. 3, Hillsboro, GO, (p),  MBIA,
                       6.00%, 11/1/05                                                 3,293
                     ----------------------------------------------------------------------
                                                                                     12,526
                     ----------------------------------------------------------------------

                     PENNSYLVANIA -- 3.1%
         19,024      Pennsylvania Higher Education, 4.64%,
                       4/30/09 (i)                                                   19,765
         13,755      Pennsylvania Housing Finance Agency,
                       Single Family Housing, Ser. 73-A, Rev.,
                       5.25%, 4/1/33                                                 14,328
          2,800      Pennsylvania State Higher Educational
                       Facilities Authority, University of
                       Pennsylvania, Health Services, Ser. A,
                       Rev., 6.00%, 1/1/06                                            3,017
          2,000      Pennsylvania State Higher Educational
                       Facilities Authority, University of
                       Pennsylvania, Health Services, Ser. A,
                       Rev., 6.00%, 1/1/07                                            2,150
          7,645      Pennsylvania State University, Rev.,
                       5.00%, 3/1/07                                                  8,304
          3,500      Philadelphia Authority, IDR, Rev., 2.15%,
                       1/1/18 (i)                                                     3,435
                     ----------------------------------------------------------------------
                                                                                     50,999
                     ----------------------------------------------------------------------

                     PUERTO RICO -- 2.6%
          5,500      Puerto Rico Commonwealth, GO,
                       MBIA-IBC, 5.50%,  7/1/09                                       6,216
         29,350      Puerto Rico Commonwealth, Ser. C, GO,
                       Adj., 5.00%, 7/1/18                                           31,493
          5,105      Puerto Rico Highway & Transportation
                       Authority, Ser. F, Rev., 5.00%, 7/1/08                         5,513
                     ----------------------------------------------------------------------
                                                                                     43,222
                     ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     SOUTH CAROLINA -- 2.6%
$         1,000      Piedmont Municipal Power Agency,
                       Electric, Rev., (p), MBIA, 6.20%, 1/1/08                $      1,146
         15,000      Piedmont Municipal Power Agency,
                       Electric, Rev., FGIC, 6.75%, 1/1/20 @                         18,207
          5,500      South Carolina Jobs & Economic
                       Development Authority, Hospital Facilities
                       Improvement, Palmetto Health Alliance,
                       Ser. A, Rev., (p), 7.00%, 12/15/10                             6,666
          3,000      South Carolina Jobs & Economic
                       Development Authority, Hospital Facilities
                       Improvement, Palmetto Health Alliance,
                       Ser. A, Rev., (p), 7.13%, 12/15/10                             3,696
          3,140      South Carolina State Housing Finance &
                       Development Authority, Ser. A, Rev.,
                       AMBAC, 3.60%, 7/1/33                                           3,129
         10,310      South Carolina State, State School
                       Facilities, Ser. A,  GO, 4.25%, 1/1/15                        10,329
                     ----------------------------------------------------------------------
                                                                                     43,173
                     ----------------------------------------------------------------------

                     SOUTH DAKOTA -- 0.4%
          6,615      South Dakota Housing Development
                       Authority, Ser. E, Rev., 5.00%, 5/1/28 +                       7,004

                     TENNESSEE -- 0.8%
          3,320      Knox County, Public Improvement, GO, (p),
                       6.00%, 5/1/08 +                                                3,840
          3,500      Knox County, Public Improvement, GO, (p),
                       6.00%, 5/1/08 +                                                4,048
          5,335      Tennergy Corp., Gas, Rev., MBIA, 5.00%,
                       6/1/09                                                         5,825
                     ----------------------------------------------------------------------
                                                                                     13,713
                     ----------------------------------------------------------------------

                     TEXAS -- 9.4%
          3,205      Alvin Independent School District, 1.79%,
                       2/15/22 (i)+                                                   3,265
          3,375      Alvin Independent School District, 3.58%,
                       2/15/23 (i)+                                                   3,438
          3,550      Alvin Independent School District, 4.00%,
                       2/15/24 (i)+                                                   3,691
          3,735      Alvin Independent School District, 2.00%,
                       2/15/25 (i)+                                                   3,883
$         2,000      Austin Independent School District,
                       Public Property Finance Contractual
                       Obligation, GO, MBIA, 5.25%, 2/1/08 +                   $      2,205

          5,255      Austin, Texas, Utility Systems, Rev.,
                       MBIA-IBC, 5.80%, 11/15/06 +                                    5,877

         18,495      Beaumont Water & Sewer, Rev., 3.50%,
                       9/1/23 (i)+                                                   18,772
          1,305      Dallas County Flood Control District, GO,
                       (p), 9.25%, 4/1/08 +                                           1,670
          6,200      Dallas, Texas, Civic Center, Improvement,
                       Rev., MBIA, 5.25%, 8/15/07 +                                   6,849
          2,505      Duncanville Independent School District,
                       Capital Appreciation, GO, 0.00%,
                       2/15/28 +                                                      2,617
          6,220      Harris County, GO, 5.88%, 10/1/07 +                              7,044
          8,675      Houston, Texas, Ser. A, GO, 5.50%,
                       3/1/08 +                                                       9,673
          5,000      Humble Independent School District,
                       Ser. C, GO, 0.00%, 2/15/16 +                                   2,681
          5,880      Humble Independent School District,
                       Ser. C, GO, 0.00%, 2/15/17 +                                   2,964
          1,520      Katy Independent School District, Ser. A,
                       GO, 5.00%, 2/15/11 +                                           1,641
          5,875      Lubbock Health Facilities Development
                       Corp., St. Joseph Health Systems, Rev.,
                       5.25%, 7/1/11 +                                                6,151
          7,500      Pearland Independent School District,
                       4.27%, 2/15/25 (i)                                             7,744
          7,500      Pearland Independent School District,
                       Unlimited Tax,  4.27%, 2/15/24 (i)                             7,585
          5,950      Texas Department of Housing &
                       Community Affairs, Single Family Housing,
                       Ser. B, Rev., MBIA, 5.35%, 3/1/33                              6,194
         10,025      Texas Public Building Authority, Capital
                       Appreciation, Rev., (p), MBIA, 0.00%,
                       8/1/06                                                         9,434
          7,375      Texas State Department of Housing &
                       Community Affairs, Residential Mortgage,
                       Ser. A, Rev., 4.75%, 1/1/25                                    7,753
          7,500      Texas State, Ser. A, GO, 6.00%, 10/1/09                          8,633

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     TEXAS -- CONTINUED
$         4,700      Texas Water Development Board, State
                       Revolving Fund, Senior Lien, Ser. A,
                       Rev., 5.00%, 7/15/07                                    $      5,132
          3,000      Texas Water Development Board, State
                       Revolving Fund, Senior Lien, Ser. A, Rev.,
                       5.25%, 7/15/09                                                 3,281
          1,000      Texas Water Development Board, State
                       Revolving Fund, Senior Lien, Ser. A, Rev.,
                       5.63%, 7/15/11                                                 1,100
          3,175      Texas Water Development Board, State
                       Revolving Fund, Senior Lien, Ser. B, Rev.,
                       5.25%, 7/15/08                                                 3,484
          7,385      Tomball Independent School District,
                       Ser. B, 4.27%, 2/15/26 (i)                                     7,385
          3,270      Tomball Independent School District,
                       U.T. Schoolhouse, 2.68%, 2/15/23 (i)                           3,311
                     ----------------------------------------------------------------------
                                                                                    153,457
                     ----------------------------------------------------------------------

                     UTAH -- 0.5%
          3,800      Intermountain Power Agency, Utah Power
                       Supply, Ser. B, Rev., MBIA, 6.50%,
                       7/1/10 +                                                       4,452
             10      Salt Lake City, Utah, GO, 5.50%, 6/15/11                            11
          2,840      Salt Lake City, Utah, GO, (p), 5.50%,
                       6/15/10                                                        3,207
                     ----------------------------------------------------------------------
                                                                                      7,670
                     ----------------------------------------------------------------------

                     VERMONT -- 0.8%
          4,100      Burlington, Vermont, Electric, Ser. A, Rev.,
                       MBIA, 6.38%, 7/1/09 +                                          4,770
          3,510      Vermont State, Ser. A, GO, (p), 6.40%,
                       1/15/05                                                        3,821
          3,510      Vermont State, Ser. A, GO, (p), 6.50%,
                       1/15/05                                                        3,825
                     ----------------------------------------------------------------------
                                                                                     12,416
                     ----------------------------------------------------------------------

                     VIRGIN ISLANDS -- 0.7%
          2,500      Virgin Islands Public Finance Authority,
                       Gross Receipts, Tax Lien Notes, Ser. A,
                       Rev., 5.63%, 10/1/10                                           2,606
$         5,000      Virgin Islands Public Finance
                       Authority, Senior Lien, Fund Lien Notes,
                       Ser. C, Rev., 5.50%, 10/1/06                            $      5,389
          3,070      Virgin Islands Water & Power Authority,
                       Electric Systems, Rev., 5.25%, 7/1/07                          3,265
                     ----------------------------------------------------------------------
                                                                                     11,260
                     ----------------------------------------------------------------------

                     VIRGINIA -- 2.4%
          5,415      Chesapeake Bay Bridge & Tunnel
                       Commission, General Resolution, Rev.,
                       (p), FGIC, 5.75%, 7/1/05 +                                     5,955
          7,060      Virginia Commonwealth Transportation
                       Board, Federal Highway Reimbursement
                       Anticipation Note, Rev., 5.50%, 10/1/05                        7,642
          3,135      Virginia Commonwealth Transportation
                       Board, Federal Highway Reimbursement
                       Anticipation Note, Rev., 5.50%, 10/1/06                        3,471
         20,355      Virginia Commonwealth Transportation
                       Board, Federal Highway Reimbursement
                       Anticipation Note, Rev., 5.50%, 10/1/08                       22,995
                     ----------------------------------------------------------------------
                                                                                     40,063
                     ----------------------------------------------------------------------

                     WASHINGTON -- 3.3%
          1,245      Conservation & Renewable Energy
                       System, Conservation Project, Rev.,
                       5.00%, 10/1/10 +                                               1,339
          1,000      Conservation & Renewable Energy
                       System, Conservation Project, Rev.,
                       5.00%, 10/1/11 +                                               1,065
          1,380      Conservation & Renewable Energy
                       System, Conservation Project, Rev.,
                       5.00%, 10/1/12 +                                               1,460
          2,865      Conservation & Renewable Energy
                       System, Conservation Project, Rev.,
                       5.00%, 10/1/13 +                                               3,017
          1,505      Conservation & Renewable Energy
                       System, Conservation Project, Rev.,
                       5.00%, 10/1/14 +                                               1,576
         34,000      Energy Northwest, Washington Electric,
                       Ser. B, Rev., MBIA, 5.50%, 7/1/18 +                           37,985

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     WASHINGTON -- (CONTINUED)
$           115      Washington Public Power Supply System,
                       Nuclear Project No. 2, Ser. A, Rev.,
                       7.25%, 7/1/06                                           $        131
          1,885      Washington Public Power Supply System,
                       Nuclear Project No. 2, Ser. A, Rev., (p),
                       7.25%, 7/1/06                                                  2,163
          4,500      Washington State, Ser. B & AT-7, GO,
                       6.40%, 6/1/17                                                  5,381
                     ----------------------------------------------------------------------
                                                                                     54,117
                     ----------------------------------------------------------------------

                     WISCONSIN -- 2.0%
          1,245      Milwaukee County, Corporate Purpose,
                       Ser. A, GO, 5.38%, 9/1/05 +                                    1,338
          2,350      Milwaukee County, Corporate Purpose,
                       Ser. A, GO, 5.63%, 9/1/10 +                                    2,623
          6,250      Wisconsin Health & Educational Facilities
                       Authority, Ser. 1999-C, Rev., 5.70%,
                       5/1/14 (i)                                                     6,444
          6,250      Wisconsin Health & Educational Facilities
                       Authority, Ser. 1999-D, Rev., 5.95%,
                       5/1/19 (i)                                                     6,540
          1,000      Wisconsin State, GO, 6.25%, 5/1/12                               1,162
          2,775      Wisconsin State, Ser. 1, GO, 5.00%,
                       11/1/07                                                        3,045
          6,275      Wisconsin State, Ser. 1, GO, 5.50%,
                       11/1/11                                                        7,004
          4,450      Wisconsin State, Ser. 3, GO, 5.20%,
                       11/1/09                                                        4,933
                     ----------------------------------------------------------------------
                                                                                     33,089
                     ----------------------------------------------------------------------
                     Total State and Municipal Obligations
                       (Cost $1,506,458)                                          1,587,635
                     ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.2%

                     MUNICIPAL SECURITIES -- 0.3%
                     CALIFORNIA -- 0.0% ^
$           200      Irvine Ranch Water District, Capital
                       Improvement Project, COP, FRDO,
                       0.85%, 9/2/03 +                                         $        200
            100      Irvine Ranch Water District, Improvement
                       District No. 182, Ser. A, GO, FRDO, 0.85%,
                       9/2/03 +                                                         100
                     ----------------------------------------------------------------------
                                                                                        300
                     ----------------------------------------------------------------------

                     MULTIPLE STATES -- 0.3%
          3,803      Puttable Floating Option Tax-Exempt
                       Receipts, FLOATS, Ser. PPT-34, FRDO, #,
                       1.05%, 12/1/29                                                 3,803

                     NEW YORK -- 0.0% ^
            100      Port Authority of New York &
                       New Jersey, Special Obligation, Versatile
                       Structure Obligation, Ser. 6, Rev., FRDO,
                       0.90%, 9/2/03                                                    100
                     ----------------------------------------------------------------------
                     Total Municipal Securities
                       (Cost $4,203)                                                  4,203

SHARES
-------------------------------------------------------------------------------------------
                     MONEY MARKET FUND -- 2.9%
         46,891      JPMorgan Tax Free Money Market Fund (a)+
                       (Cost $46,891)                                                46,891
                     Total Short-Term Investments
                       (Cost $51,094)                                                51,094
                     ----------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                       (COST $1,557,552)                                       $  1,638,729
                     ----------------------------------------------------------------------

Future Contracts
(Amounts in thousands, except number of contracts)

                                                                                NOTIONAL             UNREALIZED
NUMBER OF                                                                       VALUE AT          APPRECIATION/
CONTRACTS  DESCRIPTION                                   EXPIRATION DATE    8/31/03 (USD)   (DEPRECIATION)(USD)
---------------------------------------------------------------------------------------------------------------
           LONG FUTURES OUTSTANDING
1,693      Eurodollar                                         June, 2004     $   415,124                $   625
1,692      Eurodollar                                     December, 2004         410,818                    786

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan New Jersey Tax Free Income Fund

PORTFOLIO OF INVESTMENTS                        AS OF AUGUST 31, 2003
(Amount in thousands)

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.5%

                     STATE AND MUNICIPAL OBLIGATIONS -- 95.5%
                     CONNECTICUT -- 2.4%
$         1,225      Connecticut State, Residual
                       Certificates, Ser. 529-Y, GO, Inverse
                       Floater, 9.68%, 12/15/09                                $      1,517
            230      East Hartford, Connecticut, GO,
                       FGIC, 5.25%, 05/01/15                                            252
                     ----------------------------------------------------------------------
                                                                                      1,769
                     ----------------------------------------------------------------------

                     NEW JERSEY -- 70.3%
            400      Atlantic City, New Jersey, Ser. B,
                       GO, MBIA, 4.00%, 08/01/08 +                                      422
            625      Atlantic City, New Jersey, Ser. B, GO,
                       MBIA, 4.00%, 08/01/09                                            655
            140      Atlantic City, New Jersey, Ser. B, GO,
                       MBIA, 4.00%, 08/01/10                                            145
            410      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.00%, 01/15/16                                                  438
            455      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.25%, 01/15/18                                                  492
            480      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.25%, 01/15/19                                                  516
            505      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.50%, 01/15/20                                                  554
            530      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.50%, 01/15/21                                                  579
            535      Bayonne, New Jersey, Ser. B, GO, FSA,
                       5.50%, 01/15/22                                                  581
            395      Bayshore Regional Sewer Authority,
                       Rev., (p), MBIA, 5.50%, 04/01/06                                 439
            285      Bergen County, General Improvement,
                       GO, 4.00%, 07/15/11                                              293
          1,225      Delaware River Port Authority,
                       Pennsylvania & New Jersey, Port District
                       Project, Ser. A, Rev., FSA, 5.25%, 01/01/12                    1,347
          1,700      Delaware River Port Authority,
                       Pennsylvania & New Jersey, Port District
                       Project, Ser. B, Rev., FSA, 5.70%, 01/01/21                    1,787
            100      Deptford Township Municipal Utilities
                       Authority, Rev., AMBAC, 4.88%, 02/01/10                          108
            570      Edison Township, School District,
                       GO, 6.50%, 06/01/04                                              593
$         1,385      Ewing Township School District, School
                       Bond Resource Fund, GO, (p), FGIC,
                       5.30%, 08/01/08                                         $      1,550
            850      Freehold Regional High School District,
                       GO, FGIC, 5.00%, 03/01/16                                        909
            130      Freehold Township Board of Education,
                       GO, MBIA, 5.00%, 02/15/11                                        141
            300      Galloway Township, GO, AMBAC, 5.00%,
                       11/01/10                                                         329
            100      Gloucester County Improvement Authority,
                       County Guaranteed, Ser. A, Rev., MBIA,
                       5.35%, 08/01/09                                                  112
            220      Gloucester County Improvement Authority,
                       County Guaranteed, Ser. A, Rev., MBIA,
                       5.55%, 08/01/12                                                  242
            225      Gloucester County Improvement Authority,
                       County Guaranteed, Ser. A, Rev., MBIA,
                       5.70%, 08/01/15                                                  245
          1,720      Hillsborough Township School District,
                       GO, FSA, 5.38%, 10/01/14                                       1,908
            160      Howell Township, GO, MBIA, 5.00%,
                       01/01/09                                                         175
          2,685      Hudson County, COP, MBIA, 6.00%,
                       06/01/11                                                       3,078
          1,425      Hudson County, COP, MBIA, 7.00%,
                       12/01/12                                                       1,752
          1,500      Hudson County, COP, MBIA, 6.25%,
                       12/01/14                                                       1,779
            500      Hunterdon Central Regional High School
                       District, GO, (p), FSA, 5.40%, 05/01/05                          543
            200      Jersey City Municipal Utilities Authority,
                       Rev., FSA, 5.25%, 12/01/12                                       221
            475      Jersey City, New Jersey, School
                       Improvement, School Board Fund, Ser. B,
                       GO, AMBAC, 5.25%, 03/01/14                                       520
            315      Little Egg Harbor Municipal Utilities
                       Authority, Water & Sewage, Ser. E, Rev.,
                       AMBAC, 5.25%, 07/01/09                                           351
            100      Long Hill Township, GO, 5.15%, 08/15/06                            109
            170      Long Hill Township, GO, 5.15%, 08/15/07                            188
            380      Lopatcong Township Board of Education,
                       GO, (p), FSA, 5.63%, 07/15/10                                    433

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW JERSEY -- CONTINUED
$           400      Lopatcong Township Board of Education,
                       GO, (p), FSA, 5.70%, 07/15/10                           $        457
            450      Lopatcong Township Board of Education,
                       GO, (p), FSA, 5.70%, 07/15/10                                    514
             55      Lower Township, General Improvement,
                       GO, FSA, 4.25%, 07/15/11                                          57
            100      Mainland Regional High School District,
                       School Board Resource Fund, GO, 5.20%,
                       11/15/06                                                         110
            105      Mainland Regional High School District,
                       School Board Resource Fund, GO, 5.20%,
                       11/15/07                                                         117
             60      Mainland Regional High School District,
                       School Board Resource Fund, GO, 5.25%,
                       11/15/08                                                          68
            110      Mainland Regional High School District,
                       School Board Resource Fund, GO, 5.25%,
                       11/15/09                                                         124
            115      Mainland Regional High School District,
                       School Board Resource Fund, GO, 5.25%,
                       11/15/10                                                         127
            220      Mercer County, GO, MBIA, 4.35%,
                       05/01/05                                                         231
            150      Middlesex County, General Improvement,
                       GO, 5.30%, 01/15/09                                              166
            210      Middletown Township Board of Education,
                       GO, (p), MBIA, 5.80%, 08/01/07                                   237
          2,500      Middletown Township Board of Education,
                       GO, (p), MBIA, 5.85%, 08/01/07                                 2,827
            220      Midland Park Board of Education, GO,
                       FSA, 4.13%, 08/15/06 +                                           234
          1,000      Musconetcong Sewage Authority,
                       Project I, Rev., MBIA, 5.25%, 01/01/14                         1,091
          1,060      New Jersey Economic Development
                       Authority, New Jersey Performing Arts
                       Center Project, Ser. A, Rev., AMBAC,
                       6.00%, 06/15/08                                                1,210
            100      New Jersey Economic Development
                       Authority, Rev., FSA, 5.50%, 11/15/09                            113
$           100      New Jersey Health Care Facilities
                       Financing Authority, St. Elizabeth
                       Hospital Obligation Group, Rev., 6.00%,
                       07/01/14                                                $        101
            720      New Jersey State Educational Facilities
                       Authority, Capital Improvement Fund, Ser.
                       A, Rev., 5.00%, 09/01/08                                         791
          2,545      New Jersey State Educational Facilities
                       Authority, Drew University Issue, Ser. C,
                       Rev., MBIA, 5.25%, 07/01/13                                    2,722
            600      New Jersey State Educational Facilities
                       Authority, Drew University, Ser. C, Rev.,
                       FGIC, 5.25%, 07/01/18                                            649
            115      New Jersey State Educational Facilities
                       Authority, Fairleigh Dickinson University,
                       Ser. G, Rev., 4.88%, 07/01/04                                    117
          1,000      New Jersey State Educational Facilities
                       Authority, Fairleigh Dickinson University,
                       Ser. G, Rev., 5.70%, 07/01/28                                    973
          1,050      New Jersey State Educational Facilities
                       Authority, Higher Education Equipment
                       Leasing Fund, Ser. A, Rev., 5.00%,
                       09/01/08                                                       1,156
          1,000      New Jersey State Educational Facilities
                       Authority, Princeton University, Ser. E,
                       Rev., 5.25%, 07/01/13                                          1,078
            135      New Jersey State Educational Facilities
                       Authority, Rowan College, Ser. E, Rev., (p),
                       AMBAC, 5.75%, 07/01/06                                           151
            200      New Jersey State Turnpike Authority, Rev.,
                       (p), 6.75%, 01/01/09                                             220
             75      New Jersey State Turnpike Authority,
                       Ser. C, Rev., 6.50%, 01/01/16                                     88
            260      New Jersey State Turnpike Authority,
                       Ser. C, Rev. (p), 6.50%, 01/01/16                                311
            440      New Jersey State Turnpike Authority,
                       Ser. C, Rev., MBIA-IBC, 6.50%, 01/01/16                          524
            350      New Jersey State, Ser. D, GO, 8.00%,
                       02/15/07                                                         414
            100      New Jersey State, Ser. D, GO, 6.00%,
                       02/15/11                                                         114

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW JERSEY -- CONTINUED
$         1,320      New Jersey State, Transportation
                       Trust Fund Authority, Ser. A, Rev.
                       (p), 5.00%, 06/15/09                                    $      1,458
            200      New Jersey Transportation Trust Fund
                       Authority, Ser. C, Rev., 5.00%, 12/15/06                         219
            400      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. A, Rev., 5.63%, 06/15/14                                    447
          1,000      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. A, Rev., 5.75%, 06/15/16                                  1,136
            100      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. A, Rev. (p), 6.00%, 06/15/10                                116
          1,000      New Jersey Wastewater Treatment Trust,
                       Ser. D, Rev., MBIA, 7.00%, 07/01/10                            1,205
          1,140      Northwest Bergen County Utilities
                       Authority, Utility Systems, Rev.,
                       MBIA, 6.00%, 07/15/07                                          1,166
            500      Ocean County Utilities Authority,
                       New Jersey Wastewater, GO, 6.00%,
                       01/01/07                                                         557
          1,270      State of New Jersey, GO, 5.25%, 07/01/10                         1,407
          1,105      Summit, New Jersey, School Board
                       Resource Fund, GO, (p), 5.70%, 06/01/09                        1,261
             35      Summit, New Jersey, School Board
                       Resource Fund, GO, (p), 5.70%, 06/01/09                           40
            100      Union County Improvement Authority,
                       Plainfield Board of Education Project,
                       Rev., FGIC, 6.25%, 08/01/07                                      114
          1,175      West New York, New Jersey, Improvement,
                       GO, AMBAC, 4.75%, 08/15/05                                     1,250
                     ----------------------------------------------------------------------
                                                                                     51,002
                     ----------------------------------------------------------------------

                     NEW MEXICO -- 0.4%
            250      New Mexico State Highway Commission,
                       Senior Sub Lien, Ser. D, Rev., 5.00%,
                       06/15/12                                                         270

                     NEW YORK -- 2.3%
$         1,500      Port Authority of New York & New Jersey,
                       CONS, 93rd Ser., Rev., 6.13%, 06/01/94                  $      1,681

                     NORTH CAROLINA -- 0.4%
            275      New Hanover County, Public
                       Improvement, GO, 5.75%, 11/01/11                                 311

                     PUERTO RICO -- 18.2%
          1,375      Puerto Rico Commonwealth, GO, MBIA,
                       6.50%, 07/01/12                                                1,650
            250      Puerto Rico Commonwealth, GO, MBIA-
                       IBC, 7.00%,  07/01/10                                            304
            135      Puerto Rico Commonwealth, Public
                       Improvement, GO, 5.00%, 07/01/06                                 145
            250      Puerto Rico Commonwealth, Public
                       Improvement, GO, FSA, 5.50%, 07/01/14                            281
            250      Puerto Rico Commonwealth, Public
                       Improvement, Ser. A, GO, FGIC, 5.25%,
                       07/01/12                                                         277
            235      Puerto Rico Commonwealth, Public
                       Improvement, Ser. A, GO, MBIA, 5.50%,
                       07/01/16                                                         264
            580      Puerto Rico Commonwealth, Public
                       Improvement, Ser. A, GO, MBIA-IBC,
                       5.50%, 07/01/16                                                  651
          2,000      Puerto Rico Commonweath, GO, 5.75%,
                       07/01/17                                                       2,276
            230      Puerto Rico Highway & Transportation
                       Authority, Ser. E, Rev., FSA, 5.50%,
                       07/01/15                                                         259
            210      Puerto Rico Highway & Transportation
                       Authority, Ser. E, Rev., FSA, 5.50%,
                       07/01/16                                                         236
          3,000      Puerto Rico Highway & Transportation
                       Authority, Ser. F, Rev., 5.00%, 07/01/07                       3,238
            380      Puerto Rico Highway & Transportation
                       Authority, Ser. W, Rev., MBIA-IBC, 5.50%,
                       07/01/13                                                         428
          1,200      Puerto Rico Highway & Transportation
                       Authority, Ser. W, Rev., MBIA-IBC, 5.50%,
                       07/01/15                                                       1,350

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     PUERTO RICO -- CONTINUED
$           315      Puerto Rico Highway & Transportation
                       Authority, Ser. Z, Rev., MBIA, 6.25%,
                       07/01/14                                                $        375
            400      Puerto Rico Public Buildings Authority,
                       Government Facilities, Ser. C, Rev.,
                       5.00%, 07/01/05                                                  422
          1,000      University of Puerto Rico, Ser. O, Rev.,
                       MBIA, 5.75%, 06/01/17                                          1,102
                     ----------------------------------------------------------------------
                                                                                     13,258
                     ----------------------------------------------------------------------

                     TEXAS -- 1.5%
          1,000      El Paso, Texas, GO, FSA, 5.00%, 08/15/09                         1,098
                     Total State and Municipal Obligations                           69,389
                       (Cost $67,245)
                     ----------------------------------------------------------------------

SHARES               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
-------------------------------------------------------------------------------------------

                     MONEY MARKET FUND -- 4.5%
          3,283      JPMorgan Tax Free Money Market Fund (a)
                       (Cost $3,283)                                           $      3,283
                     ----------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                       (COST $70,528)                                          $     72,672
                     ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan New York Intermediate Tax Free Income Fund

PORTFOLIO OF INVESTMENTS                     AS OF AUGUST 31, 2003
(Amount in thousands)

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%

                     STATE AND MUNICIPAL OBLIGATIONS -- 98.6%

                     ARIZONA -- 0.6%
$         4,280      Arizona Health Facilities Authority,
                       Catholic Healthcare West, Ser. A, Rev.,
                       6.13%, 07/01/09 +                                       $      4,672

                     CALIFORNIA -- 0.3%
            630      Lancaster Financing Authority, Tax
                       Allocation, Redevelopment Projects,
                       Project No. 5 & 6, MBIA, 5.00%, 02/01/13 +                       677
            650      Lancaster Financing Authority, Tax
                       Allocation, Redevelopment Projects,
                       Project No. 5 & 6, MBIA, 5.00%, 02/01/14 +                       695
          1,040      Lancaster Redevelopment Agency, Tax
                       Allocation, Redevelopment Project Areas,
                       MBIA, 5.00%, 08/01/11 +                                        1,131
                     ----------------------------------------------------------------------
                                                                                      2,503
                     ----------------------------------------------------------------------

                     CONNECTICUT -- 1.8%
         10,605      Connecticut State, Residual Certificates,
                       Ser. 529-Y, GO, Inverse Floater, 9.68%,
                       12/15/09 +                                                    13,133

                     ILLINOIS -- 0.4%
          2,882      Illinois Development Finance Authority,
                       Riverside Health & Fitness Center Project,
                       Ser. 1998-C, Rev., 5.20%, 08/01/28 (i)+                        3,082

                     MASSACHUSETTS -- 0.2%
          1,000      Massachusetts State, Ser. A, GO, 6.00%,
                       11/01/11 +                                                     1,146

                     MICHIGAN -- 0.6%
          3,800      Michigan State Hospital Finance Authority,
                       Ascension Health Credit, Ser. B, Adj.,
                       Rev., 5.30%, 11/15/33 +                                        4,173

                     MULTIPLE STATES -- 0.2%
          1,707      Koch Finance Tax Exempt Lease Trust,
                       5.21%, 07/01/04 (i)                                            1,720

                     NEW HAMPSHIRE -- 0.0% ^
$           200      Nashua, New Hampshire, Capital
                       Improvement, Ser. A, GO, 5.50%,
                       07/15/10                                                $        224

                     NEW JERSEY -- 0.2%
            540      Camden County Improvement Authority,
                       County Guaranteed Lease, Ser. A, Rev.,
                       FGIC, 5.25%, 09/01/13 +                                          588
          1,025      New Jersey State Educational Facilities
                       Authority, Higher Education, Capital
                       Improvement, Ser. B, Rev., 5.75%,
                       09/01/10                                                       1,162
                     ----------------------------------------------------------------------
                                                                                      1,750
                     ----------------------------------------------------------------------

                     NEW YORK -- 84.0%
          1,120      Allegany County IDA, Alfred University,
                       Civic Facilities, Rev., MBIA, 5.25%,
                       08/01/11 +                                                     1,225
          1,175      Amherst IDA, Civic Facilities, Faculty-
                       Student Housing Corp., Ser. A, Rev.,
                       AMBAC, 5.50%, 08/01/15 +                                       1,293
          1,000      Amherst IDA, Civic Facilities, Faculty-
                       Student Housing Corp., Ser. B, Rev.,
                       AMBAC, 5.50%, 08/01/15 +                                       1,101
          1,290      Amherst IDA, Civic Facilities, Faculty-
                       Student Housing Corp., Ser. B, Rev.,
                       AMBAC, 5.75%, 08/01/15 +                                       1,446
            150      Arkport Central School District, GO, FSA,
                       5.20%, 06/15/09 +                                                168
            500      Attica Central School District, GO, FSA,
                       5.00%, 06/15/15 +                                                551
          6,895      Babylon IDA, Civic Facilities, Winthrop S.
                       Nassau University East, Inc. Project,
                       Ser. A, Rev., AMBAC, 6.63%, 08/01/19 +                         7,932
          3,000      Babylon, New York, Waste Facilities, GO,
                       FGIC, 9.00%, 08/01/11 @ +                                      4,058
          1,040      Beacon City School District, GO, MBIA,
                       5.50%, 07/15/11 +                                              1,190
            650      Brentwood Union Free School District,
                       GO, FSA, 5.63%, 06/15/13 +                                       714

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         1,660      Brockport Central School District, GO,
                       FGIC, 5.50%, 06/15/13 +                                 $      1,859
          1,100      Brockport Central School District, GO,
                       FGIC, 5.50%, 06/15/14 +                                        1,231
          1,660      Brockport Central School District, GO,
                       FGIC, 5.50%, 06/15/15 +                                        1,863
            685      Brockport Central School District, GO,
                       FGIC, 5.75%, 06/15/17 +                                          785
            500      Bronxville Union Free School District, GO,
                       5.25%, 10/15/10 +                                                555
            500      Brookhaven, New York, Public
                       Improvement, GO, AMBAC, 5.25%,
                       11/15/09 +                                                       559
          1,085      Brookhaven, New York, Public
                       Improvement, GO, AMBAC, 5.30%,
                       11/15/11 +                                                     1,202
          4,597      Buffalo, New York, State University of
                       New York, 5.50%, 01/01/07 (i)                                  4,967
            590      Burnt Hills-Ballston Lake Central School
                       District, GO, FGIC, 5.40%, 07/15/16 +                            664
            305      Burnt Hills-Ballston Lake Central School
                       District, GO, FGIC, 5.50%, 07/15/17 +                            344
            375      Burnt Hills-Ballston Lake Central School
                       District, GO, FGIC, 5.50%, 07/15/18 +                            423
          1,000      Canandaigua City School District, Ser. A,
                       GO, FSA, 5.38%, 04/01/15 +                                     1,093
            250      Chenango Forks Central School District,
                       GO, FGIC, 5.63%, 06/15/11 +                                      287
            850      Chenango Forks Central School District,
                       GO, FGIC, 5.70%, 06/15/12 +                                      980
            370      City of Buffalo, Buffalo School, Ser. B,
                       GO, MBIA, 5.38%, 11/15/14 +                                      404
          1,500      Cleveland Hill Union Free School District,
                       Cheektowaga, GO, FGIC, 5.50%, 10/15/13 +                       1,649
          1,730      Cleveland Hill Union Free School District,
                       Cheektowaga, GO, FGIC, 5.50%, 10/15/14 +                       1,897
          2,250      Eastport-South Manor Central School
                       District, GO, FGIC, 4.50%, 06/15/07 +                          2,438
          2,300      Eastport-South Manor Central School
                       District, GO, FGIC, 4.50%, 06/15/08 +                          2,500
          2,200      Eastport-South Manor Central School
                       District, GO, FGIC, 4.63%, 06/15/09 +                          2,393
$         1,325      Erie County Water Authority,
                       Improvement & Extension, Rev.,
                       5.75%, 12/01/08 +                                       $      1,452
            320      Fayetteville-Manlius Central School
                       District, GO, FGIC, 5.00%, 06/15/12 +                            347
          1,050      Goshen Central School District, GO, FGIC,
                       5.00%, 06/15/16 +                                              1,130
          1,050      Goshen Central School District, GO, FGIC,
                       5.00%, 06/15/17 +                                              1,122
            885      Goshen Central School District, GO, FGIC,
                       5.00%, 06/15/18 +                                                929
          1,000      Goshen Central School District, GO, FGIC,
                       5.00%, 06/15/19 +                                              1,052
            915      Harborfields Central School District,
                       Greenlawn, GO, FSA, 5.00%, 06/01/08 +                          1,006
          1,480      Harborfields Central School District,
                       Greenlawn, GO, FSA, 5.00%, 06/01/09 +                          1,627
          1,545      Harborfields Central School District,
                       Greenlawn, GO, FSA, 5.00%, 06/01/10 +                          1,689
          1,000      Ilion Central School District, Ser. B, GO,
                       FGIC, 5.00%, 06/15/14 +                                        1,075
            320      Irvington Union Free School District, GO,
                       FSA, 5.00%, 04/01/12 +                                           343
            300      Irvington Union Free School District, GO,
                       FSA, 5.00%, 04/01/13 +                                           319
          1,070      Lindenhurst Union Free School District,
                       GO, FGIC, 5.25%, 07/15/12 +                                    1,157
          1,295      Lindenhurst Union Free School District,
                       GO, FGIC, 5.25%, 07/15/16 +                                    1,383
          1,460      Lindenhurst Union Free School District,
                       GO, FGIC, 5.25%, 07/15/17 +                                    1,552
          5,250      Long Island Power Authority, Electric
                       Systems, Ser. A, Rev., (p), FSA, 5.50%,
                       12/01/12 +                                                     5,944
          1,875      Long Island Power Authority, Electric
                       Systems, Ser. A, Rev., (p), FSA, 5.50%,
                       12/01/13 +                                                     2,130
          3,000      Long Island Power Authority, Electric
                       Systems, Ser. A, Rev., AMBAC, 5.50%,
                       12/01/08 +                                                     3,388

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         8,770      Long Island Power Authority, Electric
                       Systems, Ser. A, Rev., AMBAC,
                       5.50%, 12/01/11 +                                       $      9,838
            160      Longwood Central School District at
                       Middle Island, GO, FSA, 4.80%, 06/15/13 +                        178
            525      Mahopac Central School District, Ser.
                       B, GO, MBIA, 5.60%, 06/15/14 +                                   581
            815      Mahopac Central School District, Ser. B,
                       GO, MBIA, 5.60%, 06/15/15 +                                      896
          1,090      Massapequa Union Free School District,
                       Ser. A, GO, FSA, 5.38%, 06/15/09 +                             1,229
          2,180      Massapequa Union Free School District,
                       Ser. A, GO, FSA, 5.38%, 06/15/12 +                             2,470
          2,485      Massapequa Union Free School District,
                       Ser. A, GO, FSA, 5.40%, 06/15/13 +                             2,820
          3,135      Massapequa Union Free School District,
                       Ser. A, GO, FSA, 5.70%, 06/15/16 +                             3,614
          1,800      Metropolitan Transportation Authority,
                       Commuter Facilities, Ser. A, Rev., (p),
                       MBIA, 6.10%, 07/01/08 +                                        2,087
            500      Metropolitan Transportation Authority,
                       Commuter Facilities, Ser. B, Rev., (p),
                       MBIA, 6.10%, 07/01/09 +                                          583
          2,700      Metropolitan Transportation Authority,
                       Dedicated Tax Fund, Ser. A, Rev., (p),
                       MBIA, 5.50%, 10/01/10 +                                        3,063
          5,500      Metropolitan Transportation Authority,
                       Dedicated Tax Fund, Ser. A, Rev., (p),
                       MBIA, 6.25%, 04/01/11 +                                        6,475
          1,100      Metropolitan Transportation Authority,
                       Ser. A, Rev., MBIA, 4.50%, 11/15/07 +                          1,190
          1,000      Metropolitan Transportation Authority,
                       Ser. E, Rev., MBIA, 5.50%, 11/15/12 +                          1,121
         12,000      Metropolitan Transportation Authority,
                       Service Contract, Ser. A, Rev., 5.75%,
                       07/01/16 +                                                    13,396
          2,610      Metropolitan Transportation Authority,
                       Service Contract, Ser. A, Rev., 5.75%,
                       07/01/18 +                                                     2,891
          5,000      Metropolitan Transportation Authority,
                       Service Contract, Ser. A, Rev., FSA,
                       5.75%, 01/01/18 +                                              5,671

$           300      Metropolitan Transportation
                       Authority, Service Contract, Ser. B, Rev.,
                       FGIC, 5.25%, 01/01/11 +                                 $        328
          4,285      Metropolitan Transportation Authority,
                       Transportation Facilities, Ser. A, Rev., (p),
                       MBIA, 6.00%, 07/01/12 +                                        5,007
            510      Metropolitan Transportation Authority,
                       Transportation Facilities, Ser. C, Rev., (p),
                       FSA, 5.25%, 07/01/10 +                                           568
          2,000      Metropolitan Transportation Authority,
                       Transportation Facilities, Ser. K, Rev., (p),
                       MBIA, 6.30%, 07/01/07 +                                        2,301
          1,125      Monroe County, GO, 5.30%, 06/01/07 +                             1,210
          1,230      Monroe County, Public Improvement, GO,
                       6.00%, 03/01/12 +                                              1,380
          1,000      Monroe County, Public Improvement, GO,
                       6.00%, 03/01/14 +                                              1,122
          1,000      Monroe County, Public Improvement, GO,
                       6.00%, 03/01/18 +                                              1,121
          1,000      Monroe County, Public Improvement, GO,
                       6.00%, 03/01/19 +                                              1,109
             65      Monroe County, Public Improvement, GO,
                       AMBAC, 5.88%, 06/01/08 +                                          74
          1,030      Monroe County, Public Improvement, GO,
                       FGIC, 5.00%, 03/01/15 +                                        1,083
            100      Monroe County, Public Improvement, GO,
                       FGIC, 5.00%, 03/01/16 +                                          104
            385      Monroe County, Public Improvement, GO,
                       MBIA-IBC, 6.00%, 03/01/15 +                                      445
            500      Monroe County, Public Improvement, Ser.
                       A, GO, 4.70%, 06/01/08 +                                         533
          1,065      Monroe County, Public Improvement, Ser.
                       P, GO, (p), AMBAC, 5.88%, 06/01/08 +                           1,222
          1,020      Monticello Central School District, GO,
                       FGIC, 5.63%, 06/15/06 +                                        1,123
            365      Municipal Assistance Corporation for the
                       City of New York, Ser. G, Rev., 6.00%,
                       07/01/07 +                                                       412
          6,500      Municipal Assistance Corporation for the
                       City of New York, Ser. G, Rev., 6.00%,
                       07/01/08                                                       7,366

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$           250      Municipal Assistance Corporation
                       for the City of New York, Ser. I, Rev.,
                       6.25%, 07/01/08                                         $        286
          2,750      Municipal Assistance Corporation for the
                       City of New York, Ser. O, Rev., 5.25%,
                       07/01/08 +                                                     3,051
          1,705      Nassau County IDA, Civic Facility, Hofstra
                       University Project, Rev., MBIA, 5.00%,
                       07/01/06                                                       1,850
          4,740      Nassau County IDA, Civic Facility, Hofstra
                       University Project, Rev., MBIA, 5.25%,
                       07/01/09                                                       5,257
          3,330      Nassau County, Comb Sewer Districts,
                       Ser. F, GO, MBIA, 5.35%, 07/01/08                              3,686
          4,360      Nassau County, Comb Sewer Districts,
                       Ser. F, GO, MBIA, 5.35%, 07/01/09                              4,844
          1,800      New Rochelle City School District, Ser. A,
                       GO, FSA, 5.00%, 12/15/07                                       1,987
            575      New Rochelle City School District, Ser. A,
                       GO, FSA, 5.00%, 12/15/10                                         630
            345      New York City IDA, Civic Facilities, Mount
                       St. Vincent College, Rev., 7.00%, 05/01/08                       356
          1,000      New York City IDA, Civic Facilities, New
                       School for Social Research, Ser. A, Rev.,
                       MBIA, 5.75%, 09/01/15                                          1,090
          1,260      New York City IDA, Civic Facilities,
                       New York Blood Center, Inc. Project,
                       Rev., (p), 7.20%, 05/01/04                                     1,310
          3,605      New York City IDA, Civic Facilities,
                       Nightingale-Bamford School, Rev.,
                       AMBAC, 5.00%, 01/15/10                                         3,909
          1,400      New York City Municipal Water Finance
                       Authority, Water & Sewer System,
                       Ser. A, Rev., (p), AMBAC, 6.00%, 06/15/09                      1,625
          3,000      New York City Municipal Water Finance
                       Authority, Water & Sewer System, Ser.
                       A, Rev., FGIC, 5.75%, 06/15/31                                 3,163
          6,500      New York City Municipal Water Finance
                       Authority, Water & Sewer System, Ser. B,
                       Rev., MBIA, 5.80%, 06/15/29                                    7,278
$         3,555      New York City Municipal Water Finance
                       Authority, Water & Sewer System,
                       Ser. D, Rev., 5.25%, 06/15/15                           $      3,806
          1,000      New York City Transit Authority,
                       Metropolitan Transportation Authority,
                       Triborough, COP, Ser. A, AMBAC,
                       5.63%, 01/01/12                                                1,105
          2,480      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., 5.00%, 05/01/07                                          2,703
          4,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., (p), 5.38%, 02/15/10                                     4,511
          1,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., (p), 5.75%, 08/15/09                                     1,157
          5,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., (p), 5.75%, 08/15/09                                     5,783
          2,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., (p), 6.00%, 08/15/09                                     2,340
            520      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. B,
                       Rev., 5.50%, 02/01/13                                            570
            695      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. B,
                       Rev., 6.13%, 11/15/14                                            796
          3,380      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. B,
                       Rev., (p), 5.50%, 02/01/11                                     3,830
          3,305      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. B,
                       Rev., (p), 6.13%, 05/15/10                                     3,888
          2,500      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. B,
                       Rev., FSA, 6.00%, 11/15/10                                     2,888
          1,215      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser.
                       C, Rev., TRAN, 5.50%, 02/01/11                                 1,347

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         2,000      New York City Trust for Cultural
                       Resources, Educational Broadcasting
                       Corp., Ser. 1999, Rev., 4.60%,
                       01/01/04 (i)+                                           $      2,020
          1,000      New York City, New York, Ser. E, GO,
                       MBIA-IBC, 5.75%, 08/01/11                                      1,121
            670      New York City, New York, Capital
                       Appreciation, Ser. E, GO, (p), 6.35%,
                       05/15/08                                                         786
          5,000      New York City, New York, Ser. B, GO, FGIC,
                       5.75%, 08/01/13                                                5,557
            160      New York City, New York, Ser. D, GO, FGIC,
                       5.75%, 08/01/09                                                  180
             50      New York City, New York, Ser. F, GO, 5.25%,
                       08/01/05                                                          53
          1,245      New York City, New York, Ser. F, GO, 5.75%,
                       02/01/12                                                       1,322
            755      New York City, New York, Ser. F, GO, (p),
                       5.75%, 02/01/06                                                  836
          4,905      New York City, New York, Ser. G, GO,
                       5.00%, 08/01/07                                                5,259
          3,000      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 5.25%, 06/01/08                                           2,986
         11,000      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 6.50%, 12/01/04                                          11,206
          2,475      New York Local Government Assistance
                       Corp., Senior Lien, Ser. AA, Rev., 5.00%,
                       04/01/12                                                       2,648
          9,000      New York Local Government Assistance
                       Corp., Ser. A, Rev., (p), 5.90%, 04/01/05                      9,833
          2,000      New York Local Government Assistance
                       Corp., Ser. E, Rev., FSA, 6.00%, 04/01/14                      2,300
          2,060      New York Mortgage Agency, Home Owner
                       Mortgage, Ser. 94, Rev., 5.35%, 04/01/23                       2,197
            635      New York Municipal Bond Bank Agency,
                       Special Program, Ser. A, Rev., 6.88%,
                       03/15/06                                                         648
            125      New York State Dormitory Authority,
                       Canisius College, Rev., MBIA, 4.85%,
                       07/01/13                                                         132
$           115      New York State Dormitory Authority,
                       Canisius College, Rev., MBIA, 4.95%,
                       07/01/14                                                $        122
          1,545      New York State Dormitory Authority,
                       Child Care Facilities, Service Contract,
                       Ser. A, Rev., 5.38%, 04/01/13                                  1,673
          2,500      New York State Dormitory Authority, City
                       University System, 3rd Generation
                       Reserve, Rev., FSA, 5.38%, 07/01/13                            2,707
            440      New York State Dormitory Authority, City
                       University System, CONS, Ser. 1, Rev.,
                       MBIA, (p), 5.13%, 01/01/08                                       494
          3,565      New York State Dormitory Authority, City
                       University System, CONS, Ser. A, Rev.,
                       FSA, 5.75%, 07/01/13                                           4,048
          1,000      New York State Dormitory Authority, City
                       University System, CONS, Ser. B, Rev.,
                       6.00%, 07/01/14                                                1,138
          2,000      New York State Dormitory Authority, City
                       University System, CONS, Ser. B, Rev.,
                       FGIC, 5.75%, 07/01/07                                          2,242
            320      New York State Dormitory Authority, City
                       University, 3rd Ser., Rev., 6.00%,
                       07/01/06                                                         353
            445      New York State Dormitory Authority, City
                       University, 3rd Ser., Rev., (p), 6.00%,
                       07/01/06                                                         497
          2,125      New York State Dormitory Authority,
                       Columbia University, Ser. A, Rev., 5.00%,
                       07/01/10                                                       2,332
          2,000      New York State Dormitory Authority,
                       Columbia University, Ser. A, Rev., 5.25%,
                       07/01/12                                                       2,213
          1,545      New York State Dormitory Authority,
                       Columbia University, Ser. A, Rev., 5.25%,
                       07/01/13                                                       1,695
          2,880      New York State Dormitory Authority,
                       Columbia University, Ser. A, Rev., 5.25%,
                       07/01/14                                                       3,145
            895      New York State Dormitory Authority,
                       Columbia University, Ser. A, Rev., 5.25%,
                       07/01/16                                                         968

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         3,565      New York State Dormitory Authority,
                       Concord Nursing Home, Inc., Rev.,
                       6.25%, 07/01/16                                         $      3,864
            480      New York State Dormitory Authority, FHA
                       Insured Nursing Home, Ser. A, Rev.,
                       MBIA, 5.50%, 08/01/20                                            501
          1,070      New York State Dormitory Authority,
                       Lenox Hill Hospital Obligation Group,
                       Rev., 5.00%, 07/01/05                                          1,130
          1,180      New York State Dormitory Authority,
                       Lenox Hill Hospital Obligation Group,
                       Rev., 5.00%, 07/01/07                                          1,264
          1,000      New York State Dormitory Authority,
                       Lenox Hill Hospital Obligation Group,
                       Rev., 5.25%, 07/01/08                                          1,085
            320      New York State Dormitory Authority, Long
                       Island University, Rev., 5.00%, 09/01/12                         338
          2,055      New York State Dormitory Authority,
                       Manhattan College, Rev., 5.50%, 07/01/09                       2,272
          1,770      New York State Dormitory Authority,
                       Manhattan College, Rev., 5.50%, 07/01/10                       1,948
          1,295      New York State Dormitory Authority,
                       Master Boces Program, Ser. A, Rev., FSA,
                       5.00%, 08/15/11                                                1,404
          1,000      New York State Dormitory Authority,
                       Memorial Sloan Kettering Cancer Center,
                       Rev., MBIA, 5.50%, 07/01/09                                    1,122
          1,000      New York State Dormitory Authority,
                       Memorial Sloan Kettering Cancer Center,
                       Rev., MBIA, 5.50%, 07/01/23                                    1,078
            445      New York State Dormitory Authority,
                       Memorial Sloan Kettering Cancer Center,
                       Rev., MBIA, 5.75%, 07/01/19                                      503
          2,340      New York State Dormitory Authority,
                       Mental Health Services Facilities
                       Improvement, Ser. B, Rev., 6.00%,
                       08/15/16                                                       2,659
            130      New York State Dormitory Authority,
                       Mental Health Services Facilities
                       Improvement, Ser. B, Rev., MBIA,
                       5.50%, 02/15/12                                                  141
$         1,385      New York State Dormitory Authority,
                       Mental Health Services Facilities
                       Improvement, Ser. B, Rev., MBIA, 5.60%,
                       08/15/13                                                $      1,504
          1,380      New York State Dormitory Authority,
                       Municipal Health Facilities Improvement
                       Program, Ser. 1, Rev., FSA, 5.00%,
                       01/15/07                                                       1,490
            500      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev.,
                       AMBAC, 5.50%, 07/01/14                                           556
          1,925      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev., AMBAC,
                       5.50%, 07/01/16                                                2,152
          1,455      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev., AMBAC,
                       5.50%, 07/01/18                                                1,616
          3,150      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev., AMBAC,
                       5.50%, 07/01/23                                                3,396
          1,570      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev., AMBAC,
                       5.50%, 07/01/24                                                1,690
          2,480      New York State Dormitory Authority,
                       New York University, Ser. 1, Rev., AMBAC,
                       5.50%, 07/01/25                                                2,664
          8,360      New York State Dormitory Authority,
                       New York University, Ser. A, Rev., AMBAC,
                       5.75%, 07/01/13                                                9,492
          2,000      New York State Dormitory Authority,
                       New York University, Ser. A, Rev., MBIA,
                       5.75%, 07/01/09                                                2,271
          1,000      New York State Dormitory Authority,
                       New York University, Ser. A, Rev., MBIA,
                       5.75%, 07/01/15                                                1,139
          3,500      New York State Dormitory Authority,
                       New York University, Ser. A, Rev., MBIA,
                       5.75%, 07/01/16                                                3,999
          2,530      New York State Dormitory Authority,
                       North Shore University Hospital, Rev.,
                       MBIA, 5.50%, 11/01/10                                          2,846

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         3,450      New York State Dormitory Authority,
                       Pratt Institute, Rev., 6.25%, 07/01/14                  $      3,902
          4,000      New York State Dormitory Authority,
                       Rochester Institute of Technology, Rev.,
                       MBIA, 5.30%, 07/01/17                                          4,240
          1,150      New York State Dormitory Authority,
                       School Districts Financing Program, Ser.
                       A, Rev., MBIA, 5.25%, 10/01/09                                 1,280
          3,855      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. A, Rev., MBIA, 5.25%, 10/01/10                            4,272
          1,055      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. C, Rev., MBIA, 5.50%, 10/01/11                            1,181
          2,010      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. C, Rev., MBIA, 5.50%, 10/01/12                            2,250
          4,160      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. E, Rev., MBIA, 5.00%, 10/01/11                            4,514
          2,025      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. E, Rev., MBIA, 5.00%, 10/01/12                            2,190
          1,335      New York State Dormitory Authority,
                       School Districts Financing Program,
                       Ser. F, Rev., MBIA, 6.50%, 10/01/20                            1,619
          1,575      New York State Dormitory Authority,
                       Ser. C, Rev., 7.38%, 05/15/10                                  1,878
            425      New York State Dormitory Authority,
                       Ser. C, Rev., (p), 7.38%, 05/15/09                               521
          1,345      New York State Dormitory Authority,
                       Service Contract, Child Care Facility,
                       Rev., 5.13%, 04/01/12                                          1,443
          1,105      New York State Dormitory Authority,
                       Special Act School Districts Program,
                       Rev., MBIA, 5.30%, 07/01/11                                    1,201
          2,065      New York State Dormitory Authority, State
                       Service Contract, Albany County, Rev.,
                       5.25%, 04/01/12                                                2,192
            340      New York State Dormitory Authority, State
                       Service Contract, Albany County, Rev.,
                       5.50%, 04/01/08                                                  375
$           500      New York State Dormitory Authority,
                       State University Educational Facilities,
                       Ser. A, Rev., 6.50%, 05/15/06                           $        556
          1,180      New York State Dormitory Authority, State
                       University Educational Facilities, Ser. A,
                       Rev., FGIC, 5.50%, 05/15/06                                    1,291
          6,725      New York State Dormitory Authority, State
                       University Educational Facilities, Ser. A,
                       Rev., FGIC, 5.50%, 05/15/13                                    7,492
            800      New York State Dormitory Authority, State
                       University Educational Facilities, Ser. A,
                       Rev., MBIA-IBC, 5.50%, 05/15/10                                  894
         28,582      New York State Dormitory Authority,
                       State University of New York, Stoney
                       Brook University, Rev., 3.92%,
                       03/27/07 (i) +                                                29,396
         10,000      New York State Dormitory Authority,
                       The City University of New York, CONS,
                       Rev., AMBAC, 5.75%, 07/01/13                                  11,354
          1,545      New York State Dormitory Authority,
                       The City University of New York, Special
                       Obligation, Ser. D, MBIA-IBC, 5.75%,
                       07/01/06                                                       1,708
          5,000      New York State Energy Research &
                       Development Authority, PCR, New York
                       State Electric & Gas Corp., Ser. E, Rev.,
                       MBIA, 5.90%, 12/01/06                                          5,626
            460      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Rev., 5.75%, 06/15/11                                            523
            700      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Rev., 5.75%, 06/15/12                                            797
          1,590      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Rev., (p), 5.75%, 06/15/11                                     1,825
          2,950      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Rev., (p), 5.75%, 06/15/11                                     3,386
          4,130      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Rev., (p), 5.75%, 06/15/12                                     4,746

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         2,170      New York State Environmental
                       Facilities Corp., PCR, State Water
                       Revolving Fund, Rev., (p), 5.75%,
                       06/15/12                                                $      2,494
            425      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Ser. B, Rev., 5.20%, 05/15/14                                    463
            300      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Ser. E, Rev., MBIA, 6.00%, 06/15/11                              346
          5,415      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Ser. E, Rev., MBIA, 6.00%, 06/15/12                            6,264
            460      New York State Environmental Facilities
                       Corp., State Water Revolving Fund, Ser. B,
                       Rev., 5.70%, 07/15/14                                            531
          4,650      New York State Environmental Facilities
                       Corp., State Water Revolving Fund, Ser. B,
                       Rev., (p), 5.70%, 07/15/09                                     5,173
          1,000      New York State Environmental Facilities
                       Corp., State Water Revolving Fund, Ser. D,
                       Rev., 5.50%, 06/15/13                                          1,109
          3,320      New York State Environmental Facilities
                       Corp., State Water Revolving Fund,
                       Ser. L, Rev., 5.00%, 11/15/11                                  3,618
            265      New York State Housing Finance Agency,
                       Multi-Family Mortgage Housing, Ser. A,
                       Rev., 6.95%, 08/15/12                                            268
          1,250      New York State Housing Finance Agency,
                       State University Construction, Ser. A, Rev.,
                       (p), 8.00%, 05/01/11                                           1,566
            390      New York State Medical Care Facilities
                       Finance Agency, FHA Insured Mortgage
                       Project, St. Charles Memorial Hospital,
                       Ser. F, Rev., (p), 6.20%, 08/15/05                               425
            440      New York State Medical Care Facilities
                       Finance Agency, Hospital and Nursing
                       Home, Insured Mortgage, Ser. C, Rev.,
                       (p), 5.75%, 02/15/08                                             499
          1,345      New York State Thruway Authority, Capital
                       Appreciation, Special Obligation, Ser. A,
                       Rev., 0.00%, 01/01/04                                          1,338
$         4,900      New York State Thruway Authority,
                       Highway & Bridge Trust Fund, Ser. A,
                       Rev., FGIC, 5.25%, 04/01/08                             $      5,406
            865      New York State Thruway Authority,
                       Highway & Bridge Trust Fund, Ser. B-1,
                       Rev., (p), FGIC, 5.60%, 04/01/10                                 989
            735      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract,
                       Rev., 5.25%, 04/01/14                                            780
          2,550      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract,
                       Rev., 6.00%, 04/01/11                                          2,815
          3,765      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract,
                       Rev., (p), 6.00%, 04/01/07                                     4,327
          5,000      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract, Rev.,
                       (p), MBIA, 5.63%, 04/01/09                                     5,723
          2,890      New York State Thruway Authority, Local
                       Highway & Bridge, Service Contract, Rev.,
                       MBIA, 5.50%, 04/01/10                                          3,225
          3,800      New York State Urban Development Corp.,
                       Correctional & Youth Facilities Services,
                       Ser. A, Rev., MBIA-IBC, 5.25%, 01/01/11                        4,157
          3,045      New York State Urban Development Corp.,
                       Correctional Capital Facilities, Ser. A, Rev.,
                       FSA, 5.25%, 01/01/14                                           3,312
          1,000      New York State Urban Development Corp.,
                       State Facilities, Rev., 5.60%, 04/01/15                        1,100
            250      New York State Urban Development Corp.,
                       Youth Facilities Services Contract, Ser. B,
                       Rev., 5.60%, 04/01/11                                            276
             45      New York State Urban Development Corp.,
                       Youth Facilities Services Contract, Ser. B,
                       Rev., 5.88%, 04/01/14                                             50
          1,000      New York State, GO, 2.75%, 07/01/04                              1,014
          3,000      New York State, GO, 6.00%, 03/01/07                              3,342
          1,940      Niagara Falls Bridge Commission, Tolls,
                       Ser. B, Rev., FGIC, 5.25%, 10/01/15                            2,123
          1,045      Oneida County, GO, FGIC, 5.50%,
                       03/15/11                                                       1,168

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         1,000      Oneida-Herkimer Solid Waste
                       Management Authority, Solid Waste
                       Systems, Rev., FSA, 5.50%, 04/01/11                     $      1,113
          1,230      Onondaga County, GO, 5.25%, 05/15/13                             1,360
          1,280      Onondaga County, GO, 5.25%, 05/15/14                             1,406
          1,335      Onondaga County, GO, 5.25%, 05/15/15                             1,466
            785      Onondaga County, GO, 5.25%, 05/15/16                               859
          2,500      Onondaga County, Ser. A, GO, 5.00%,
                       05/01/12                                                       2,695
            495      Onondaga County, Ser. A, GO, 5.25%,
                       05/15/13                                                         539
            445      Onondaga County, Ser. A, GO, 5.25%,
                       05/15/14                                                         482
            515      Onondaga County, Ser. A, GO, 5.25%,
                       05/15/15                                                         555
            510      Onondaga County, Ser. A, GO, 5.25%,
                       05/15/16                                                         546
          9,425      Port Authority of New York & New Jersey,
                       120th Ser., Rev., MBIA, 5.75%, 10/15/07                       10,564
            775      Red Creek Central School District, GO,
                       FSA, 5.50%, 06/15/14                                             867
            390      Rockland County, Various Purposes,
                       Ser. A, GO, 4.50%, 10/01/09                                      416
            195      Rondout Valley Central School District,
                       GO, FSA, 5.13%, 03/01/17                                         217
            865      Rondout Valley Central School District,
                       GO, FSA, 5.25%, 03/01/18                                         970
            930      Rondout Valley Central School District,
                       GO, FSA, 5.25%, 03/01/19                                       1,043
          1,050      Scotia Glenville Central School District,
                       GO, FGIC, 5.40%, 06/15/12                                      1,194
          1,050      Scotia Glenville Central School District,
                       GO, FGIC, 5.50%, 06/15/13                                      1,200
          1,025      Scotia Glenville Central School District,
                       GO, FGIC, 5.50%, 06/15/14                                      1,171
            275      Shenendehowa Central School District,
                       Clifton Park, GO, FSA, 5.50%, 07/15/11                           311
            500      Stillwater Central School District, GO,
                       MBIA, 5.20%, 06/15/11                                            557
          1,940      Suffolk County, Public Improvement,
                       Ser. C, GO, MBIA, 5.00%, 07/15/09                              2,132
$         1,730      Suffolk County, Public Improvement,
                       Ser. C, GO, MBIA, 5.25%, 07/15/13                       $      1,889
          1,215      Suffolk County, Public Improvement,
                       Ser. C, GO, MBIA, 5.25%, 07/15/14                              1,325
          3,865      Suffolk County, Southwest Sewer District,
                       GO, MBIA, 6.00%, 02/01/08                                      4,382
            500      The New York Power Authority, General
                       Purpose, Rev., (p), 7.00%, 01/01/10                              605
          2,000      The New York Power Authority, Rev.,
                       5.00%, 11/15/06                                                2,187
          1,300      The New York Power Authority, Rev.,
                       5.50%, 11/15/07                                                1,456
          2,000      Triborough Bridge & Tunnel Authority,
                       General Purpose, Ser. B, Rev., GO,
                       5.00%, 11/15/10                                                2,184
          7,890      Triborough Bridge & Tunnel Authority,
                       General Purpose, Ser. SR, Rev., (p),
                       5.50%, 01/01/12                                                8,789
          9,125      Triborough Bridge & Tunnel Authority,
                       General Purpose, Ser. Y, Rev., (p), 6.00%,
                       01/01/12                                                      10,548
          1,680      Unadilla ETC Central School District, GO,
                       FGIC, 4.50%, 06/15/07                                          1,809
          1,000      Unadilla ETC Central School District, GO,
                       FGIC, 4.50%, 06/15/08                                          1,078
          1,980      Unadilla ETC Central School District, GO,
                       FGIC, 4.50%, 06/15/09                                          2,126
            500      Uniondale Union Free School District, GO,
                       FGIC, 5.00%, 06/01/07                                            547
            465      Utica, New York, Public Improvement, GO,
                       6.00%, 01/15/04                                                  472
            675      Utica, New York, Public Improvement, GO,
                       6.00%, 01/15/12                                                  730
            295      Utica, New York, Public Improvement, GO,
                       6.10%, 01/15/13                                                  316
          1,150      Warren County, Public Improvement, GO,
                       FGIC, 4.00%, 07/15/09                                          1,206
            565      Warwick Valley Central School District, GO,
                       FSA, 5.50%, 01/15/14                                             618
            600      Watertown City School District, GO, FSA,
                       5.63%, 06/15/16                                                  689

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         1,365      Watertown City School District, GO,
                       FSA, 5.63%, 06/15/17                                    $      1,568
          1,245      Watertown City School District, GO,
                       FSA, 5.63%, 06/15/18                                           1,431
          2,870      Westchester County Healthcare Corp.,
                       Sub Ser. B, Rev., 5.20%, 11/01/16                              3,059
          8,140      Westchester County Healthcare Corp.,
                       Sub Ser. B, Rev., 5.25%, 11/01/12                              8,884
          1,700      Westchester County IDA, Civic Facilities,
                       Children's Village Project, Ser. A, Rev.,
                       5.30%, 03/15/14                                                1,783
          1,150      Westchester County, GO, (p), 6.70%,
                       11/01/06                                                       1,320
          1,705      William Floyd Union Free School District
                       of the Mastics-Moriches-Shirley, Ser. B,
                       GO, MBIA, 4.63%, 06/15/08                                      1,847
          1,000      Windsor Central School District, GO, FGIC,
                       5.50%, 06/15/13                                                1,142
          1,170      Windsor Central School District, GO,
                       FGIC, 5.50%, 06/15/14                                          1,337
            650      Windsor Central School District, GO, FGIC,
                       5.50%, 06/15/15                                                  743
                     ----------------------------------------------------------------------
                                                                                    626,194
                     ----------------------------------------------------------------------

                     PUERTO RICO -- 9.2%
            260      Puerto Rico Commonwealth Trust, 7.00%,
                       12/04/03 (i)                                                     264
          3,000      Puerto Rico Commonwealth, GO, MBIA,
                       6.50%, 07/01/12                                                3,601
          3,500      Puerto Rico Commonwealth, Public
                       Improvement, GO, 6.00%, 07/01/29                               3,827
          1,120      Puerto Rico Commonwealth, Public
                       Improvement, GO, FSA, 5.50%, 07/01/12                          1,261
          1,980      Puerto Rico Commonwealth, Public
                       Improvement, Ser. A, GO, MBIA-IBC,
                       5.50%, 07/01/16                                                2,222
         15,000      Puerto Rico Commonwealth, Ser. C, GO,
                       Adj., 5.00%, 07/01/18 +                                       16,096
          1,300      Puerto Rico Electric Power Authority,
                       Ser. HH, Rev., FSA, 5.50%, 07/01/10                            1,464
$           210      Puerto Rico Electric Power Authority,
                       Ser. JJ, Rev., MBIA, 5.25%, 07/01/15                    $        231
          1,500      Puerto Rico Electric Power Authority,
                       Ser. KK, Rev., FSA, 5.25%, 07/01/13                            1,659
          1,825      Puerto Rico Highway & Transportation
                       Authority, Rev., 5.00%, 07/01/06                               1,957
          7,395      Puerto Rico Highway & Transportation
                       Authority, Rev., 5.00%, 07/01/07                               7,984
          2,000      Puerto Rico Highway & Transportation
                       Authority, Ser. AA, Rev., Adj., FSA,
                       5.00%, 07/01/26                                                2,173
          8,430      Puerto Rico Highway & Transportation
                       Authority, Ser. F, Rev., 5.00%, 07/01/07                       9,101
          1,500      Puerto Rico Highway & Transportation
                       Authority, Ser. W, Rev., MBIA-IBC, 5.50%,
                       07/01/15                                                       1,687
          1,500      Puerto Rico Municipal Finance Agency,
                       Ser. A, GO, FSA, 6.00%, 08/01/15                               1,705
          4,725      Puerto Rico Public Buildings Authority,
                       Government Facilities, Ser. C, Rev.,
                       5.00%, 07/01/07                                                5,101
          4,500      Puerto Rico Public Buildings Authority,
                       Government Facilities, Ser. C, Rev.,
                       5.25%, 07/01/08                                                4,910
          1,570      Puerto Rico Public Buildings Authority,
                       Government Facilities, Ser. C, Rev.,
                       5.50%, 07/01/12                                                1,715
          1,345      Puerto Rico Public Buildings Authority,
                       Rev., MBIA-IBC, 5.50%, 07/01/15                                1,513
                     ----------------------------------------------------------------------
                                                                                     68,471
                     ----------------------------------------------------------------------

                     VIRGIN ISLANDS -- 0.8%
          1,390      Virgin Islands Public Finance Authority,
                       Gross Receipts, Tax Loan Notes, Ser. A,
                       Rev., 5.00%, 10/01/03                                          1,393
          4,000      Virgin Islands Public Finance Authority,
                       Gross Receipts, Tax Loan Notes, Ser. A,
                       Rev., 6.38%, 10/01/19                                          4,393
                     ----------------------------------------------------------------------
                                                                                      5,786
                     ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     VIRGINIA -- 0.3%
$         1,740      Virginia Resources Authority,
                       Infrastructure, Pooled Loan Bond Project,
                       Ser. B, Rev., 5.00%, 11/01/12                           $      1,891
                     ----------------------------------------------------------------------
                     Total State and Municipal Obligations                          734,745
                       (Cost $701,218)
                     ----------------------------------------------------------------------

SHARES               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------\
SHORT-TERM INVESTMENTS -- 1.4%

                     MONEY MARKET FUND -- 1.4%
         10,092      JPMorgan Tax Free Money Market Fund (a)                   $     10,092
                       (Cost $10,092)
                     ----------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%                               $    744,837
                       (COST $711,310)
                     ----------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL               UNREALIZED
NUMBER OF                                                                          VALUE AT            APPRECIATION/
CONTRACTS            DESCRIPTION                              EXPIRATION DATE  8/31/03 (USD)     (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------------------
                     LONG FUTURES OUTSTANDING
403                  Eurodollar                                    June, 2004  $     98,816                 $    149
402                  Eurodollar                                December, 2004        97,606                      187

                     SHORT FUTURES OUTSTANDING
(168)                5 Year Treasury Notes                     December, 2003       (18,456)                     (29)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Tax Free Income Fund

PORTFOLIO OF INVESTMENTS                                  AS OF AUGUST 31, 2003
(Amounts in thousands)

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.0%

                     STATE AND MUNICIPAL OBLIGATIONS -- 96.0%

                     ALABAMA -- 0.6%
$         1,805      Jefferson County, Sewer, Ser. D,
                       Rev., (p), 5.75%, 02/01/07 +                            $      2,029
          2,195      Jefferson County, Sewer, Ser. D,
                       Rev., (p), 5.75%, 02/01/07 +                                   2,468
                     ----------------------------------------------------------------------
                                                                                      4,497
                     ----------------------------------------------------------------------

                     ARIZONA -- 0.9%
          5,300      Pima County Unified School District No. 1,
                       Tucson, GO, FGIC, 7.50%, 07/01/10                              6,588

                     CALIFORNIA -- 11.8%
          6,000      California Infrastructure & Economic
                       Development Bank, State Revolving Fund,
                       Clean Water, Rev., 5.00%, 10/01/15 +                           6,375
          5,750      California State Department of Water
                       Resources, Power Supply, Ser. A, Rev.,
                       MBIA, 5.13%, 05/01/18 +                                        5,921
          2,000      California State, GO, MBIA-IBC,
                       6.50%, 11/01/09 +                                              2,359
          1,000      California State, Veterans Bonds,
                       Ser. AM, GO, 9.00%, 10/01/05 +                                 1,140
          1,000      Fullerton University Foundation, Auxiliary
                       Organization, Ser. A, Rev., MBIA,
                       5.75%, 07/01/30 +                                              1,066
          4,000      Los Angeles Harbor Department,
                       Rev., (p), 7.60%, 10/01/18 +                                   5,057
          3,000      Modesto Irrigation District Financing
                       Authority, Ser. A, Rev., MBIA,
                       6.00%, 10/01/15 +                                              3,338
          2,015      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/07 +                         2,722
          2,090      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/09 +                         3,060
          2,830      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/10 +                         4,253
          2,370      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/11 +                         3,652
          3,705      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/13 +                         5,974
$         3,335      Nevada Union High School District,
                       New Haven, GO, FSA, 12.00%, 08/01/14 +                  $      5,516
          1,000      Nevada Union High School District,
                       New Haven, GO, FSA,
                       12.00%, 08/01/15 +                                             1,678
          9,930      Pomona Unified School District, Ser. A,
                       GO, MBIA, 6.15%, 08/01/15                                     11,343
          2,510      Riverside, California, Electric, Rev.,
                       FSA, 5.25%, 10/01/15                                           2,713
          4,135      Rocklin Unified School District, GO,
                       FGIC, 0.00%, 08/01/19                                          1,802
          4,425      Rocklin Unified School District, GO,
                       FGIC, 0.00%, 08/01/20                                          1,789
          5,145      Rocklin Unified School District, GO,
                       FGIC, 0.00%, 08/01/22                                          1,811
          5,500      Southern California Public Power
                       Authority, Power Project, San Juan Power,
                       Ser. B, Adj., Rev., FSA, 5.25%, 01/01/20                       5,996
          6,475      Southern California Public Power
                       Authority, San Juan Unit 3, Power Project,
                       Ser. A, Rev., FSA, 5.50%, 01/01/14                             7,206
                     ----------------------------------------------------------------------
                                                                                     84,771
                     ----------------------------------------------------------------------

                     COLORADO -- 1.5%
          1,145      Colorado Water Resources & Power
                       Development Authority, Drinking Water,
                       Ser. A, Rev., 5.25%, 09/01/11 +                                1,255
            100      Colorado Water Resources & Power
                       Development Authority, Drinking Water,
                       Ser. A, Rev., 5.25%, 09/01/13 +                                  108
          2,000      Denver City & County, Airport, Ser. A,
                       Rev., AMBAC, 6.00%, 11/15/17 +                                 2,179
            570      Douglas County, Sales & Use Tax, Rev.,
                       FSA, 5.35%, 10/15/14 +                                           612
          4,400      Platte River Power Authority, Ser. DD,
                       Rev., MBIA, 6.00%, 06/01/06                                    4,878
          1,595      Platte River Power Authority, Ser. DD,
                       Rev., MBIA, 6.00%, 06/01/07                                    1,798
                     ----------------------------------------------------------------------
                                                                                     10,830
                     ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     CONNECTICUT -- 1.5%
$         4,555      Waterbury, Connecticut, Ser. A, GO, FSA,
                       5.50%, 04/01/14                                         $      5,013
          5,055      Waterbury, Connecticut, Ser. A, GO, FSA,
                       5.50%, 04/01/15                                                5,552
                     ----------------------------------------------------------------------
                                                                                     10,565
                     ----------------------------------------------------------------------

                     DELAWARE -- 0.9%
          5,000      Delaware State Economic Development
                       Authority, Osteopathic Hospital
                       Association of Delaware, Ser. A, Rev., (p),
                       6.90%, 01/01/18 +                                              6,145

                     FLORIDA -- 4.7%
          2,200      Dade County, Special Obligation, Special
                       Tax, Miami Beach Convention Center
                       Project, (p), FGIC, 8.63%, 12/01/07 +                          2,548
          3,000      Florida State Division of Bond Finance,
                       General Services, Department of
                       Environmental Protection & Preservation,
                       Ser. 2000-A, Rev., FGIC, 5.38%, 07/01/11 +                     3,280
          9,720      Florida State Division of Facilities
                       Management, General Services, Ser. A,
                       Rev., FSA, 5.25%, 09/01/16 +                                  10,589
          3,205      Hillsborough County Aviation Authority,
                       Tampa International Airport, Ser. B, Rev.,
                       FGIC, 6.00%, 10/01/18 +                                        3,640
          3,800      Lakeland, Florida, Electric & Water, First
                       Lien, Ser. B, Rev., FSA, 6.05%, 10/01/14 +                     4,438
          3,830      Orange County Health Facilities Authority,
                       Ser. A, Rev., (p), MBIA, 6.25%, 10/01/12                       4,532
          1,295      Orange County Health Facilities Authority,
                       Ser. A, Rev., MBIA, 6.25%, 10/01/12                            1,514
          1,630      Orange County Health Facilities Authority,
                       Ser. C, Rev., (p), MBIA, 6.25%, 10/01/12                       1,929
            680      Orange County Health Facilities Authority,
                       Ser. C, Rev., MBIA, 6.25%, 10/01/12                              795
            495      Orange County, Tourist Development,
                       Ser. A, Rev., (p), AMBAC, 6.50%, 10/01/10                        502
                     ----------------------------------------------------------------------
                                                                                     33,767
                     ----------------------------------------------------------------------

                     GEORGIA -- 5.1%
$        10,000      Dalton Development Authority, Rev.,
                       MBIA, 5.50%, 08/15/26 +                                 $     10,722
          7,630      De Kalb County Housing Authority,
                       Apartment Development, Fox Hollow
                       Apartments, Rev., (p), 7.00%, 05/15/07 +                       8,774
          1,000      De Kalb County, Water & Sewer Systems,
                       Rev., 5.25%, 10/01/11 +                                        1,106
             15      Georgia State Residential Finance
                       Authority, Single Family Mortgage, Ser. A,
                       Rev., 8.40%, 12/01/18 +                                           15
         10,485      Metropolitan Atlanta Rapid Transportation
                       Authority, Sales Tax, Ser. P, Rev., AMBAC,
                       6.25%, 07/01/20 +                                             12,428
          3,110      Savannah Economic Development
                       Authority, College of Art & Design,
                       Inc. Project, Rev., 6.60%, 10/01/15                            3,357
                     ----------------------------------------------------------------------
                                                                                     36,402
                     ----------------------------------------------------------------------

                     HAWAII -- 0.8%
          5,000      Honolulu City & County, Ser. A, GO,
                       7.35%, 07/01/08 +                                              5,986

                     ILLINOIS -- 6.5%
          3,990      Cook County Community High School
                       District No. 219, Niles Township, GO,
                       FGIC, 8.00%, 12/01/15 +                                        5,360
          5,400      Cook County, Ser. B, GO, MBIA,
                       5.00%, 11/15/11 +                                              5,850
          3,250      Illinois Housing Development Authority,
                       Multi-Family Housing, Ser. 1991-A, Rev.,
                       8.25%, 07/01/16 +                                              3,262
          2,425      Regional Transportation Authority, Rev.,
                       MBIA, 6.25%, 07/01/15                                          2,859
         11,000      State of Illinois, First Ser., GO, MBIA,
                       5.13%, 10/01/11 +                                             11,991
         20,000      State of Illinois, Taxable Pension, GO,
                       5.10%, 06/01/33 +                                             17,500
                     ----------------------------------------------------------------------
                                                                                     46,822
                     ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     IOWA -- 0.8%
$         5,000      Muscatine, Iowa, Electric, Ser. A, Rev.,
                       AMBAC, 5.50%, 01/01/11 +                                $      5,549

                     KANSAS -- 0.2%
          1,000      Johnson County Water District No. 1,
                       Rev., 5.00%, 12/01/10 +                                        1,097

                     KENTUCKY -- 1.2%
          8,000      Louisville & Jefferson Counties
                       Metropolitan Sewer District, Sewer &
                       Drain System, Ser. A, Rev., (p), AMBAC,
                       6.50%, 11/15/04 +                                              8,670

                     LOUISIANA -- 1.3%
          1,500      Louisiana State, Gas & Fuels Tax, Ser. A,
                       Rev., AMBAC, 5.38%, 06/01/15 +                                 1,626
          2,000      Louisiana State, Gas & Fuels Tax, Ser.
                       A, Rev., AMBAC, 5.38%, 06/01/18 +                              2,118
          1,040      Louisiana State, Gas & Fuels Tax, Ser. A,
                       Rev., AMBAC, 5.38%, 06/01/19 +                                 1,093
          2,000      Orleans Parish School Board, Defeased,
                       Rev., (p), MBIA, 8.85%, 02/01/06                               2,330
          2,000      Orleans Parish School Board, Defeased,
                       Rev., (p), MBIA, 8.90%, 02/01/07                               2,432
                     ----------------------------------------------------------------------
                                                                                      9,599
                     ----------------------------------------------------------------------

                     MASSACHUSETTS -- 2.8%
          9,000      Massachusetts State Port Authority,
                       Ser. B, Rev., FSA, 5.50%, 07/01/13 +                           9,562
          8,600      Massachusetts State, CONS, Ser. C, GO,
                       5.25%, 12/01/07 +                                              9,517
          1,000      New England Education Loan Marketing
                       Corp., Student Loan, Sub-Issue H, Rev.,
                       6.90%, 11/01/09 +                                              1,139
                     ----------------------------------------------------------------------
                                                                                     20,218
                     ----------------------------------------------------------------------

                     MICHIGAN -- 0.7%
          5,000      Michigan Strategic Fund, Detroit
                       Edison Co., Ser. CC, Rev., Adj., AMBAC,
                       4.85%, 09/01/30 +                                              5,338

                     MISSOURI -- 0.2%
          1,105      Sikeston, Missouri, Electric, Rev., MBIA,
                       6.00%, 06/01/16                                                1,290

                     NEVADA -- 0.0% ^
$            20      Nevada Housing Division, Single Family
                       Housing, Ser. A-3, Rev., 8.20%,
                       10/01/19 +                                              $         20

                     NEW HAMPSHIRE -- 0.5%
          3,240      Manchester Housing & Redevelopment
                       Authority, Ser. A, Rev., 6.75%, 01/01/15 +                     3,562

                     NEW JERSEY -- 3.5%
          4,200      Freehold Regional High School District,
                       GO, (p), FGIC, 5.60%, 03/01/10 +                               4,747
          5,215      New Jersey Economic Development
                       Authority, Educational Testing Service,
                       Ser. B, Rev., (p), MBIA, 6.25%, 05/15/05 +                     5,750
          1,500      New Jersey State Educational Facilities
                       Authority, Fairleigh Dickinson University,
                       Ser. G, Rev., 5.70%, 07/01/28 +                                1,459
          5,000      New Jersey State Highway Authority,
                       Garden State Parkway, Rev., (p),
                       6.20%, 01/01/10 +                                              5,736
          1,000      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. A, Rev., 5.75%, 06/15/15 +                                1,131
          1,875      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. B, Rev., (p), MBIA, 6.50%, 06/15/10 +                     2,230
          3,125      New Jersey Transportation Trust Fund
                       Authority, Transportation Systems,
                       Ser. B, Rev., MBIA, 6.50%, 06/15/10 +                          3,680
                     ----------------------------------------------------------------------
                                                                                     24,733
                     ----------------------------------------------------------------------

                     NEW MEXICO -- 0.8%
          5,000      Bernalillo County, Gross Receipts, Ser. B,
                       Rev., 5.70%, 04/01/27 +                                        5,475

                     NEW YORK -- 26.9%
            345      New York City IDA, Civic Facilities,
                       Mount St. Vincent College, Rev.,
                       7.00%, 05/01/08                                                  356
          3,450      New York City IDA, IDR, Brooklyn Navy
                       Yard Cogen Partners Project, Rev.,
                       6.20%, 10/01/22                                                3,358

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NEW YORK -- CONTINUED
$         2,850      New York City Municipal Water Finance
                       Authority, Water & Sewer Systems,
                       Ser. A, Rev., 5.75%, 06/15/30                           $      3,001
         13,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. A,
                       Rev., Adj., 5.50%, 11/01/26                                   14,355
          8,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. C,
                       Rev., 5.50%, 11/01/24                                          8,406
          9,000      New York City Transitional Finance
                       Authority, Future Tax Secured, Ser. C,
                       Rev., (p), 5.50%, 05/01/10 @                                  10,247
          2,000      New York City, New York, Ser. A, GO,
                       5.38%, 08/01/15 +                                              2,075
         11,000      New York City, New York, Ser. A, GO,
                       MBIA-IBC, 6.25%, 08/01/08 +                                   12,208
          2,450      New York City, New York, Ser. A, GO,
                       MBIA-IBC, 6.25%, 08/01/09 +                                    2,734
          2,800      New York City, New York, Ser. B, GO,
                       5.50%, 08/01/12                                                2,996
          3,775      New York City, New York, Ser. B, GO,
                       MBIA, 6.50%, 08/15/10 +                                        4,407
         18,140      New York City, New York, Ser. F, GO,
                       6.00%, 01/15/18 +                                             19,742
          2,900      New York Convention Center Operating
                       Corp., Yale Building Acquisition Project,
                       COP, 5.25%, 06/01/08 +                                         2,887
         10,155      New York Mortgage Agency, Homeowner
                       Mortgage, Ser. 85, Rev., 5.70%, 10/01/17                      10,471
          5,000      New York State Dormitory Authority, City
                       University System, CONS, Ser. A, Rev.,
                       FSA, 5.75%, 07/01/13                                           5,677
          1,500      New York State Dormitory Authority,
                       FHA Insured Nursing Home, Ser. A, Rev.,
                       MBIA, 5.50%, 08/01/30                                          1,525
          2,000      New York State Dormitory Authority,
                       Pratt Institute, Rev., 6.00%, 07/01/28                         2,172
          6,000      New York State Energy Research &
                       Development Authority, PCR, Niagara
                       Mohawk Power Corp., Ser. A, Rev.,
                       FGIC, 7.20%, 07/01/29                                          6,374
$            95      New York State Environmental Facilities
                       Corp., PCR, State Water Revolving Fund,
                       Ser. D-02, Rev., 6.85%, 11/15/11                        $        102
          9,345      New York State Environmental Facilities
                       Corp., State Water Revolving Fund, Ser. D,
                       Rev., 5.38%, 06/15/19                                          9,906
          7,270      New York State Environmental Facilities
                       Corp., State Water Revolving Fund,
                       Sub Ser. E, Rev., 5.38%, 06/15/17                              7,816
          7,135      New York State Environmental Facilities
                       Corp., State Water Revolving Fund,
                       Sub Ser. E, Rev., 5.38%, 06/05/18                              7,617
            215      New York State Housing Finance Agency,
                       Health Facilities, Monroe County, Ser. A,
                       Rev., 7.63%, 05/01/05                                            217
          2,070      New York State Medical Care Facilities
                       Finance Agency, Hospital and Nursing
                       Home, Insured Mortgage, Ser. C, Rev.,
                       6.25%, 08/15/12                                                2,172
          2,000      New York State Medical Care Facilities
                       Finance Agency, Special Obligation,
                       Mental Health Services Facilities
                       Improvement, Ser. A, (p), 8.30%, 05/01/04                      2,095
          5,000      New York State Urban Development Corp.,
                       Correctional & Youth Facilities Services,
                       Ser. A, Rev., 5.50%, 01/01/17                                  5,433
          2,390      New York State Urban Development Corp.,
                       Correctional Capital Facilities, Rev., (p),
                       MBIA-IBC, 5.70%, 01/01/07                                      2,703
         26,000      Port Authority of New York & New Jersey,
                       CONS, 93rd Ser., Rev., 6.13%, 06/01/94                        29,137
          9,000      Triborough Bridge & Tunnel Authority,
                       Convention Center Project, Ser. E, Rev.,
                       7.25%, 01/01/10                                               10,327
          2,000      Utica IDA, Civic Facilities, Munson-
                       Williams-ProctorInstitute Project,
                       Ser. A, Rev., 5.38%, 07/15/19                                  2,137
                     ----------------------------------------------------------------------
                                                                                    192,653
                     ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     NORTH DAKOTA -- 0.8%
$         5,000      Mercer County, PCR, Antelope Valley
                       Station, Rev., AMBAC, 7.20%, 06/30/13 +                 $      5,990

                     OHIO -- 1.7%
         11,000      Cleveland, Ohio, Public Power System,
                       First Mortgage, Ser. A, Rev., (p),
                       MBIA, 7.00%, 11/15/04 +                                       11,987

                     OKLAHOMA -- 1.4%
          2,810      Oklahoma Development Finance
                       Authority, Samuel Roberts Noble
                       Foundation, Inc., Rev., 5.50%, 05/01/11                        3,046
          1,225      Oklahoma Housing Finance Agency,
                       Single Family Mortgage, Ser. B-2,
                       Rev., 6.80%, 09/01/26                                          1,243
          5,000      Tulsa Metropolitan Utility Authority,
                       Rev., MBIA, 5.75%, 09/01/19                                    5,418
                     ----------------------------------------------------------------------
                                                                                      9,707
                     ----------------------------------------------------------------------

                     OREGON -- 1.7%
          5,780      Oregon State, Higher Education Building,
                       Ser. A, GO, (p), 6.45%, 08/01/04                               6,121
          5,000      Washington County Unified Sewer
                       Agency, Senior Lien, Ser. A, Rev., FGIC,
                       5.75%, 10/01/10                                                5,727
                     ----------------------------------------------------------------------
                                                                                     11,848
                     ----------------------------------------------------------------------

                     PENNSYLVANIA -- 1.0%
          6,500      Pennsylvania IDA, Economic Development,
                       Rev., AMBAC, 5.50%, 07/01/18                                   7,029

                     PUERTO RICO -- 9.3%
          5,000      Puerto Rico Commonwealth, GO, FGIC,
                       5.25%, 07/01/09                                                5,585
          5,655      Puerto Rico Commonwealth, GO, MBIA,
                       6.00%, 07/01/16                                                6,624
         12,400      Puerto Rico Commonwealth, Ser. C, GO,
                       Adj., 5.00%, 07/01/18                                         13,306
         10,000      Puerto Rico Electric Power Authority,
                       Ser. KK, Rev., MBIA, 5.50%, 07/01/15                          11,248
$        10,215      Puerto Rico Electric Power Authority,
                       Ser. LL, Rev., MBIA, 5.50%, 07/01/16                    $     11,465
          5,000      Puerto Rico Electric Power Authority,
                       Ser. Y, Rev., MBIA, 7.00%, 07/01/07                            5,830
          5,000      Puerto Rico Highway & Transportation
                       Authority, Ser. B, Rev., (p),
                       6.00%, 07/01/10                                                5,859
          2,500      Puerto Rico Municipal Finance Agency,
                       Ser. A, GO, FSA, 6.00%, 08/01/15                               2,842
          3,000      Puerto Rico Public Buildings Authority,
                       Government Facilities, Ser. A, Rev.,
                       AMBAC, 6.25%, 07/01/11                                         3,525
             25      Puerto Rico Urban Renewal & Housing
                       Corp., Rev., 7.88%, 10/01/04                                      25
                     ----------------------------------------------------------------------
                                                                                     66,309
                     ----------------------------------------------------------------------

                     SOUTH CAROLINA -- 0.8%
          5,000      South Carolina State Public Service
                       Authority, Ser. A, Rev., AMBAC,
                       6.25%, 01/01/22                                                5,466

                     SOUTH DAKOTA -- 0.5%
          2,875      Heartland Consumers Power District,
                       Rev., (p), 7.00%, 01/01/16 +                                   3,446

                     TENNESSEE -- 0.5%
            650      Knox County Health Educational &
                       Housing Facilities Board, Hospital
                       Facilities, Baptist Health Systems East,
                       Rev., 6.38%, 04/15/22 +                                          661
          3,000      Metropolitan Government of Nashville &
                       Davidson County, Water & Sewer, Rev.,
                       FGIC, 5.20%, 01/01/13 +                                        3,257
                     ----------------------------------------------------------------------
                                                                                      3,918
                     ----------------------------------------------------------------------

                     TEXAS -- 2.4%
          6,500      Austin, Texas, Utility System, Rev.,
                       MBIA-IBC, 6.00%, 11/15/13 +                                    7,459
          2,115      Dallas-Fort Worth Regional Airport,
                       Ser. A, Rev., FGIC, 7.38%, 11/01/08 +                          2,228

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT               ISSUER                                                           VALUE
-------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                     TEXAS -- CONTINUED
$         2,945      Dallas-Fort Worth Regional Airport,
                       Ser. A, Rev., FGIC, 7.38%, 11/01/09 +                   $      3,102
          2,000      Dallas-Fort Worth Regional Airport,
                       Ser. A, Rev., FGIC, 7.38%, 11/01/11 +                          2,107
          2,000      Houston, Texas, Water Conveyance
                       System, COP, Ser. F, AMBAC,
                       7.20%, 12/15/06 +.                                             2,328
                     ----------------------------------------------------------------------
                                                                                     17,224
                     ----------------------------------------------------------------------

                     VIRGINIA -- 0.8%
          5,500      Virginia State Public School
                       Authority, 1997 Resolution, Ser. A,
                       Rev., 5.00%, 08/01/18                                          5,747

                     WASHINGTON -- 1.9%
          5,000      Energy Northwest, Washington Electric,
                       Project Number 1, Ser. A, Rev., MBIA,
                       5.50%, 07/01/16 +                                              5,403
          7,000      Energy Northwest, Washington Electric,
                       Ser. B, Rev., MBIA, 5.50%, 07/01/18 +7,821
             15      Washington Public Power Supply System,
                       Nuclear Project No. 1, Ser. B, Rev.,
                       7.25%, 07/01/09                                                   17

$           235      Washington Public Power Supply System,
                       Nuclear Project No. 1, Ser. B, Rev., (p),
                       7.25%, 07/01/09                                         $        286
                     ----------------------------------------------------------------------
                                                                                     13,527
                     ----------------------------------------------------------------------
                     Total State and Municipal Obligations                          686,775
                       (Cost $649,875)
                     ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.0%

SHARES
-------------------------------------------------------------------------------------------
                     MONEY MARKET FUNDS -- 4.0%
         28,821      JPMorgan Tax Free Money Market
                       Fund (a) +                                                    28,821
              0^^    Provident Municipal Money Market Fund                                0^^
                     ----------------------------------------------------------------------
                     Total Money Market Funds                                        28,821
                       (Cost $28,821)
                     ----------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%                               $    715,596
                       (COST $678,696)
                     ----------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL               UNREALIZED
NUMBER OF                                                                          VALUE AT            APPRECIATION/
CONTRACTS            DESCRIPTION                              EXPIRATION DATE  8/31/03 (USD)    (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------------
                     LONG FUTURES OUTSTANDING
763                  Eurodollar                                    June, 2004  $    187,088                 $    282
762                  Eurodollar                                December, 2004       185,014                      354

SWAP CONTRACTS

                                                                                 UNDERLYING               UNREALIZED
                                                                                   NOTIONAL             APPRECIATION
DESCRIPTIONS                                                  EXPIRATION DATE         VALUE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital
  Services, semi-annual payment of 4.108% and
  semi-annual receipt of weekly average BMA index                    10/17/19  $     11,800                 $    255

SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

(p)       --  Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^         --  Amount rounds to less than 0.1%.
^^        --  Amount rounds to less than one thousand.
+         --  All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery
              securities, swaps or unsettled trades.
#         --  All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@         --  Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a)       --  Affiliated. Money market fund registered under the Investment
              Company Act of 1940, as ammended and advised by JPMorgan
              Investment Management, Inc.
(i)       --  Security is considered illiquid and may be difficult to sell.
Adj.      --  Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at August 31, 2003.
AMBAC     --  American Municipal Bond Assurance Corp.
BAN       --  Bond Anticipation Note.
CONS      --  Consolidated Bonds.
COP       --  Certificates of Participation.
FGIC      --  Financial Guaranty Insurance Co.
FLOATS    --  Floating Auction Tax Exempts.
FRDO      --  Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2003.
FSA       --  Financial Securities Assistance.
GAN       --  Grant Anticipation Note.
GO        --  General Obligation Bond.
IBC       --  Insured Bond Certificates.
IDA       --  Industrial Development Authority.
IDR       --  Industrial Development Revenue.
MBIA      --  Municipal Bond Insurance Association.
PCR       --  Pollution Control Revenue.
Rev.      --  Revenue Bond.
Ser.      --  Series.
TRAN      --  Tax & Revenue Anticipation Note.
USD       --  United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

STATEMENT OF ASSETS AND LIABILITIES                        AS OF AUGUST 31, 2003
(Amounts in thousands, except per share amounts)

                                                                                                         NEW YORK
                                                                   INTERMEDIATE       NEW JERSEY     INTERMEDIATE
                                                    CALIFORNIA         TAX FREE         TAX FREE         TAX FREE         TAX FREE
                                                     BOND FUND      INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND
ASSETS
Investment securities, at value                 $      164,210   $    1,638,729   $       72,672   $      744,837   $      715,596
Receivables:
    Investment securities sold                           3,460              555            2,448           12,258              177
    Fund shares sold                                       203              539                1               61               48
    Interest and dividends                               2,053           19,860              699            8,738            8,681
    Unrealized appreciation on swaps                        --               --               --               --              255
----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                           169,926        1,659,683           75,820          765,894          724,757
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
    Dividends                                              324            3,775              191            1,387            2,176
    Investment securities purchased                      4,346           10,269              235            9,266               --
    Fund shares redeemed                                    24              900               --              145              288
    Variation margin                                        31              423               --               69              191
Accrued liabilities:
    Investment advisory fees                                42              418               19              194              185
    Administration fees                                      8               98                5               71               93
    Shareholder servicing fees                               7              261                4               96              149
    Distribution fees                                       --               --                1               17                4
    Custodian fees                                          10               34               10               24               20
    Trustees' fees - deferred
      compensation plan                                      5              100               11               55              131
    Other                                                   65              132               49              115              118
----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                        4,862           16,410              525           11,439            3,355
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $      165,064   $    1,643,273   $       75,295   $      754,455   $      721,402
----------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                         NEW YORK
                                                                   INTERMEDIATE       NEW JERSEY     INTERMEDIATE
                                                    CALIFORNIA         TAX FREE         TAX FREE         TAX FREE         TAX FREE
                                                     BOND FUND      INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND
NET ASSETS
Paid in capital                                        156,727        1,559,414           71,171          713,343          680,101
Accumulated undistributed (overdistributed)
  net investment income                                    (45)            (389)             (33)            (162)            (235)
Accumulated net realized gain (loss) on
  investments, futures, and swaps                        1,098            1,660            2,013            7,440            3,745
Net unrealized appreciation (depreciation) of
  investments, futures and swaps                         7,284           82,588            2,144           33,834           37,791
----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                $      165,064   $    1,643,273   $       75,295   $      754,455   $      721,402
----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number
  of shares authorized):
    Class A                                              2,017               --              180           12,003            8,080
    Class B                                                 --               --               80            3,367              852
    Class C                                                 --               --               --              245               --
    Institutional                                       10,068           44,270               --           31,096               --
    Select                                               3,350          106,082            7,203           55,761          102,333
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)              $        10.80   $           --   $        10.07   $         7.35   $         6.49
    Class B*                                    $           --   $           --   $        10.04   $         7.36   $         6.50
    Class C*                                    $           --   $           --   $           --   $         7.36   $           --
    Institutional (and redemption price)        $        10.64   $        10.93   $           --   $         7.36   $           --
    Select (and redemption price)               $        10.80   $        10.93   $        10.09   $         7.37   $         6.48
Class A Maximum Public Offering Price Per
  Share (net asset value per share/95.50%)      $        11.31   $           --   $        10.54   $         7.70   $         6.80
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                             $      157,031   $    1,557,552   $       70,528   $      711,310   $      678,696
----------------------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                      FOR THE YEAR ENDED AUGUST 31, 2003
(Amounts in thousands)

                                                                                                         NEW YORK
                                                                   INTERMEDIATE       NEW JERSEY     INTERMEDIATE
                                                    CALIFORNIA         TAX FREE         TAX FREE         TAX FREE         TAX FREE
                                                     BOND FUND      INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND
INVESTMENT INCOME
Interest                                        $        8,305   $       76,283   $        3,220   $       36,306   $       38,533
Dividend income from affiliated investments*               108              447               55              240              210
----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                  8,413           76,730            3,275           36,546           38,743
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                   602            5,243              240            2,610            2,474
Administration fees                                        301            2,622              120            1,305            1,237
Shareholder servicing fees                                 298            3,525              200            1,755            2,062
Distribution fees                                           57               --                5              440              194
Custodian and accounting fees                               61              209               57              138              119
Printing and postage fees                                   14               51                1               28               28
Professional fees                                           72              110               68               86               83
Registration expenses                                       21               69               16               55               56
Transfer agent fees                                         65              101               40              156              128
Trustees' fees                                               2               18                1                9                9
Other                                                       21              118                8               80               49
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           1,514           12,066              756            6,662            6,439
----------------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                        424            1,428              125              778              248
Less earnings credits                                        1                4               --^               2                1
Less expense reimbursements                                 --               --               26               --               --
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                         1,089           10,634              605            5,882            6,190
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    7,324           66,096            2,670           30,664           32,553
----------------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                         NEW YORK
                                                                   INTERMEDIATE       NEW JERSEY     INTERMEDIATE
                                                    CALIFORNIA         TAX FREE         TAX FREE         TAX FREE         TAX FREE
                                                     BOND FUND      INCOME FUND      INCOME FUND      INCOME FUND      INCOME FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                          1,818           13,552            2,047            9,950           10,732
    Futures                                               (416)          (5,033)              52           (2,194)          (2,985)
    Swaps                                                   59             (895)              --              130               --
Change in net unrealized appreciation/
  depreciation of:
    Investments                                         (4,928)         (30,058)          (2,621)         (18,067)         (20,977)
    Futures                                                105            1,411               --              561              636
    Swaps                                                                                     --               --              255
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments, futures and swaps                        (3,362)         (21,023)            (522)          (9,620)         (12,339)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                    $        3,962   $       45,073   $        2,148   $       21,044   $       20,214
----------------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :            $           15   $           62   $            8   $           32   $           30
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                    FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                                                      INTERMEDIATE
                                                                   CALIFORNIA BOND FUND            TAX FREE INCOME FUND
                                                               ----------------------------    ----------------------------
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                    8/31/03         8/31/02         8/31/03         8/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                          $      7,324    $      7,591    $     66,096    $     66,694
Net realized gain on investments, futures and swaps                   1,461             676           7,624          10,465
Change in net unrealized appreciation/depreciation of
  investments and futures                                            (4,823)          2,273         (28,647)         26,324
---------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations                3,962          10,540          45,073         103,483
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                (7,271)         (7,577)        (66,147)        (67,242)
Net realized gain on investment transactions                           (864)            (79)        (11,597)         (6,348)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                             (8,135)         (7,656)        (77,744)        (73,590)
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions                 (48,934)         47,026        (120,582)      1,038,289
---------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                        (53,107)         49,910        (153,253)      1,068,182
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                 218,171         168,261       1,796,526         728,344
---------------------------------------------------------------------------------------------------------------------------
End of period                                                  $    165,064    $    218,171    $  1,643,273    $  1,796,526
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $        (45)   $        (98)   $       (389)   $       (459)
---------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        NEW JERSEY                 NEW YORK INTERMEDIATE
                                                                   TAX FREE INCOME FUND            TAX FREE INCOME FUND
                                                               ----------------------------    ----------------------------
                                                                 YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   8/31/03          8/31/02         8/31/03         8/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                   $      2,670    $      2,932    $     30,664    $     32,319
Net realized gain (loss) on investments, futures and swaps            2,099           1,803           7,886           2,536
Change in net unrealized appreciation/depreciation of
  investments and futures                                            (2,621)           (154)        (17,506)         12,257
---------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets from operations                2,148           4,581          21,044          47,112
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                (2,656)         (2,953)        (30,687)        (32,359)
Net realized gain on investment transactions                         (1,343)         (1,448)           (212)         (1,808)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders                             (3,999)         (4,401)        (30,899)        (34,167)
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions                  (6,022)            762        (135,478)        455,766
---------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                         (7,873)            942        (145,333)        468,711
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                                  83,168          82,226         899,788         431,077
---------------------------------------------------------------------------------------------------------------------------
End of period                                                  $     75,295    $     83,168    $    754,455    $    899,788
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                       $        (33)   $        (47)   $       (162)   $       (139)
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Funds

                                                                 TAX FREE INCOME FUND
                                                             ----------------------------
                                                              YEAR ENDED      YEAR ENDED
                                                               8/31/03         8/31/02
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                                 $     32,553    $     35,825
Net realized gain (loss) on investments and futures                 7,747           6,928
Change in net unrealized appreciation/depreciation of
  investments, futures and swaps                                  (20,086)          4,174
    Increase (decrease) in net assets from operations              20,214          46,927
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                             (32,728)        (35,998)
Net realized gain on investment transactions                       (6,328)             --
-----------------------------------------------------------------------------------------
    Total distributions to shareholders                           (39,056)        (35,998)
-----------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from capital share transactions              (122,669)        (12,488)
-----------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                     (141,511)         (1,559)
-----------------------------------------------------------------------------------------

NET ASSETS
Beginning of period                                               862,913         864,472
-----------------------------------------------------------------------------------------
End of period                                                $    721,402    $    862,913
-----------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                     $       (235)   $        (60)
-----------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST") and J.P. Morgan Mutual Fund Select Trust ("MFST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended, as open-end, management investment companies. JPMST and MFST were organized on August 15, 1996 and October 1, 1996, respectively. MFST was formerly named Mutual Fund Select Trust. The name change went into effect on May 1, 2003.

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

                                                         FUND  CLASSES OFFERED
                        JPMorgan California Bond Fund ("CBF")  Class A, Institutional and Select
          JPMorgan Intermediate Tax Free Income Fund ("ITFI")  Institutional and Select
           JPMorgan New Jersey Tax Free Income Fund ("NJTFI")  Class A, Class B and Select
JPMorgan New York Intermediate Tax Free Income Fund ("NYTFI")  Class A, Class B, Class C, Institutional and Select
                        JPMorgan Tax Free Income Fund ("TFI")  Class A, Class B and Select

CBF is a series of JPMST and ITFI, NJTFI, NYTFI and TFI are each a series of MFST. On January 31, 2003, NYTFI commenced offerings of Class C Shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class or Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreements.

Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                           TARGET FUNDS   ACQUIRING FUNDS  SHARES RECEIVED
      J.P. Morgan California Intermediate Tax Free Fund   CBF              Class A
                       J.P. Morgan Tax Exempt Bond Fund   ITFI             Select
         J.P. Morgan Institutional Tax Exempt Bond Fund   ITFI             Institutional
              J.P. Morgan New York Tax Exempt Bond Fund   NYTFI            Select
J.P. Morgan Institutional New York Tax Exempt Bond Fund   NYTFI            Institutional

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Values Per Share and Net Unrealized Appreciation immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

JPMORGAN CALIFORNIA BOND FUND REORGANIZATION

                                                                               NET ASSET             NET
                                                       SHARES                      VALUE      UNREALIZED
                                                  OUTSTANDING    NET ASSETS    PER SHARE    APPRECIATION
TARGET FUND
JPMorgan California Intermediate
  Tax Free Fund                                                                               $      1,450
   Class A                                             2,257     $   23,319    $   10.33
ACQUIRING FUND
J.P Morgan California Bond Fund                                                             $      8,202
    Institutional                                      13,012    $  139,461    $   10.72
    Select                                              2,891    $   31,511    $   10.90
POST REORGANIZATION
JPMorgan California Bond Fund                                                               $      9,652
    Class A                                             2,139    $   23,319    $   10.90
    Institutional                                      13,012    $  139,461    $   10.72
    Select                                              2,891    $   31,511    $   10.90

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION

                                          BENEFICIAL                                       NET ASSET             NET
                                            INTEREST          SHARES                           VALUE      UNREALIZED
                                         OUTSTANDING     OUTSTANDING      NET ASSETS       PER SHARE    APPRECIATION
TARGET FUNDS
J.P. Morgan Tax Exempt Bond Fund              29,573                   $     353,981   $       11.96   $      19,566
J.P. Morgan Institutional Tax Exempt
  Bond Fund                                   52,587                   $     552,679   $       10.51   $      23,466
ACQUIRING FUND
JPMorgan Intermediate Tax Free
  Income Fund Institutional (renamed
  Select)                                                     66,353   $     725,784   $       10.94          39,281
POST REORGANIZATION
JPMorgan Intermediate Tax Free
 Income Fund                                                                                           $      82,313
   Institutional                                              50,521   $     552,679   $       10.94
   Select                                                     98,683   $   1,079,765   $       10.94

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION

                                          BENEFICIAL                                       NET ASSET             NET
                                            INTEREST          SHARES                           VALUE      UNREALIZED
                                         OUTSTANDING     OUTSTANDING      NET ASSETS       PER SHARE    APPRECIATION
TARGET FUND
J.P. Morgan New York Tax Exempt
  Bond Fund                                   14,665                   $     159,184   $       10.85   $       6,079

J.P. Morgan Institutional New York
  Tax Exempt Bond Fund                        28,062                   $     307,395   $       10.95   $       8,951

ACQUIRING FUND
JPMorgan New York Intermediate Tax
  Free Income Fund                                                                                     $      21,041
   Class A                                                    16,631   $     121,763   $        7.32
   Class B                                                     1,614   $      11,829   $        7.33
   Institutional (renamed Select)                             40,980   $     300,268   $        7.33
POST REORGANIZATION
JPMorgan New York Intermediate Tax
  Free Income Fund                                                                                     $      36,071
   Class A                                                    16,631   $     121,763   $        7.32
   Class B                                                     1,614   $      11,829   $        7.33
   Institutional                                              41,920   $     307,395   $        7.33
   Select                                                     62,687   $     459,452   $        7.33

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings. The Funds also invest in exchange-traded interest rate futures and Eurodollar futures for hedging purposes to either modify the duration and/or yield curve exposure of the portfolio.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2003, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. SWAPS -- The Funds may engage in swap transactions, including interest rate, currency, fixed income, index and total return swaps in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of August 31, 2003, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                   ACCUMULATED      ACCUMULATED
                                                UNDISTRIBUTED/     NET REALIZED
                                             (OVERDISTRIBUTED)      GAIN (LOSS)
                       PAID-IN CAPITAL   NET INVESTMENT INCOME   ON INVESTMENTS
FUND
CBF                              $  --                   $  --           $   --
ITFI                                16                     121             (137)
NJTFI                               --                      --               --
NYTFI                               --                      --               --
TFI                                 --                      --               --

The reclassifications for ITFI relate primarily to different book/tax amortization of market discount.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and
J.P. Morgan Investment Management, Inc. ("JPMIM" and together with JPMFAM, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the Advisor for ITFI, NJTFI, NYTFI and TFI. JPMIM, a wholly owned subsidiary of JPMorgan, is the Advisor for CBF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A shares of the CBF, NJTFI, NYTFI and TFI, Class B shares of NJTFI, NYTFI and TFI and Class C shares of NYTFI in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                   CLASS A    CLASS B    CLASS C
FUND
CBF                   0.25        n/a        n/a
NJTFI                 0.25       0.75        n/a
NYTFI                 0.25       0.75       0.75
TFI                   0.25       0.75        n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 4.F.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMCB, under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services, JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                        CLASS A      CLASS B      CLASS C    INSTITUTIONAL      SELECT
FUND
CBF                        0.25          n/a          n/a             0.10        0.25
ITFI                        n/a          n/a          n/a             0.10        0.25
NJTFI                      0.25         0.25          n/a              n/a        0.25
NYTFI                      0.25         0.25         0.25             0.10        0.25
TFI                        0.25         0.25          n/a              n/a        0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMST and JPMCB are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                        CLASS A      CLASS B      CLASS C    INSTITUTIONAL      SELECT
FUND
CBF                        0.60          n/a          n/a             0.50        0.65
ITFI                        n/a          n/a          n/a             0.50        0.66
NJTFI                      1.00         1.50          n/a              n/a        0.75
NYTFI                      0.75         1.55         1.55             0.50        0.72
TFI                        0.75         1.64          n/a              n/a        0.75

The contractual expense limitation agreements were in effect for the year ended August 31, 2003 for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                        CLASS A      CLASS B      CLASS C    INSTITUTIONAL      SELECT
FUND
CBF                    12/31/03          n/a          n/a         12/31/04    12/31/04
ITFI                        n/a          n/a          n/a         12/31/04    12/31/04
NJTFI                  12/31/03     12/31/03          n/a              n/a    12/31/03
NYTFI                  12/31/03     12/31/03     12/31/03         12/31/04    12/31/04
TFI                    12/31/03     12/31/03          n/a              n/a    12/31/03

The Administrator waived fees and/or reimbursed expenses as outlined in
Note 4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                              CONTRACTUAL WAIVERS
                --------------------------------------------------------------------------------
                                   SHAREHOLDER                                       CONTRACTUAL
                ADMINISTRATION       SERVICING     DISTRIBUTION          TOTAL    REIMBURSEMENTS
FUND
CBF                    $   164         $   203           $   57         $   424           $   --
ITFI                     1,165             263               --         $ 1,428               --
NJTFI                       40              85               --             125               26
NYTFI                      105             415              258             778               --
TFI                         --              97              151             248               --
Total                  $ 1,474         $ 1,063           $  466         $ 3,003           $   26

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

For the year ended August 31, 2003, there were no brokerage commissions with broker/dealers affiliated with JPMCB.

During the period, certain funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended August 31, 2003 are as follows (amounts in thousands):

                               SHAREHOLDER
                                 SERVICING    DISTRIBUTION    TRANSFER AGENT
CBF
Class A                         $       56      $       57        $       27
Institutional                          135              --                18
Select                                 107              --                20
                                $      298      $       57        $       65
ITFI
Institutional                   $      563                        $       67
Select                               2,962                                34
                                $    3,525                        $      101
NJTFI
Class A                         $        2      $        2        $       15
Class B                                  1               3                13
Select                                 197              --                12
                                $      200      $        5        $       40
NYTFI
Class A                         $      257      $      258        $       76
Class B                                 60             179                18
Class C                                  1               3                --^
Institutional                          280              --                27
Select                               1,157              --                35
                                $    1,755      $      440        $      156
TFI
Class A                         $      151      $      150        $       88
Class B                                 15              44                 9
Select                               1,896              --                31
                                $    2,062      $      194        $      128

^ Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the years ended August 31, 2003 and August 31, 2002 are as follows (amounts in thousands):

                                             YEAR ENDED 8/31/03                     YEAR ENDED 8/31/02
                                    ------------------------------------   ------------------------------------
                                                  NET                                    NET
                                    INVESTMENT INCOME      REALIZED GAIN   INVESTMENT INCOME      REALIZED GAIN
CBF
Class A                                     $     819          $      87           $     776          $       8
Institutional                                   4,961                605               5,412                 58
Select                                          1,491                172               1,389                 13
---------------------------------------------------------------------------------------------------------------
                                            $   7,271          $     864           $   7,577          $      79
ITFI
Institutional                               $  21,900          $   3,975           $  24,361          $   2,247
Select                                         44,247              7,622              42,881              4,101
---------------------------------------------------------------------------------------------------------------
                                            $  66,147          $  11,597           $  67,242          $   6,348
NJTFI
Class A                                     $      22          $       3           $       1          $      --
Class B                                            10                  1                  --                 --
Select                                          2,624              1,339               2,952              1,448
---------------------------------------------------------------------------------------------------------------
                                            $   2,656          $   1,343           $   2,953          $   1,448
NYTFI
Class A                                     $   3,558          $      25           $   4,948          $     357
Class B                                           631                  6                 425                 27
Class C                                            11                 --                  --                 --
Institutional                                  10,346                 70              10,592                507
Select                                         16,141                111              16,394                917
---------------------------------------------------------------------------------------------------------------
                                            $  30,687          $     212           $  32,359          $   1,808
TFI
Class A                                     $   2,396          $     462           $   2,497          $      --
Class B                                           180                 42                 193                 --
Select                                         30,152              5,824              33,308                 --
---------------------------------------------------------------------------------------------------------------
                                            $  32,728          $   6,328           $  35,998          $      --
---------------------------------------------------------------------------------------------------------------

7. INVESTMENT TRANSACTIONS

For the year ended August 31, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                             PURCHASES             SALES
                       (EXCLUDING U.S.   (EXCLUDING U.S.
                           GOVERNMENT)       GOVERNMENT)
FUND
CBF                        $    88,223       $   144,881
ITFI                           906,311         1,105,518
NJTFI                           42,060            54,302
NYTFI                          296,964           445,204
TFI                            267,186           495,205

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at August 31, 2003, are as follows (amounts in thousands):

                                          GROSS           GROSS    NET UNREALIZED
                     AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                          COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
FUND
CBF                $   157,031     $      7,389     $      (210)     $      7,179
ITFI                 1,557,552           84,135          (2,958)           81,177
NJTFI                   70,528            2,480            (336)            2,144
NYTFI                  711,294           35,149          (1,606)           33,543
TFI                    678,696           38,002          (1,102)           36,900

The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 were as follows (amounts in thousands):

YEAR ENDED AUGUST 31, 2003

                    TAX EXEMPT      ORDINARY       LONG-TERM             TOTAL
                        INCOME        INCOME    CAPITAL GAIN     DISTRIBUTIONS
FUND
CBF                  $   7,232      $    410       $     493         $   8,135
ITFI                    65,928         6,432           5,384            77,744
NJTFI                    2,652           469             878             3,999
NYTFI                   30,645            42             212            30,899
TFI                     32,626         3,265           3,165            39,056

YEAR ENDED AUGUST 31, 2002

                    TAX EXEMPT      ORDINARY       LONG-TERM             TOTAL
                        INCOME        INCOME    CAPITAL GAIN     DISTRIBUTIONS
FUND
CBF                 $    7,555      $     22       $      79         $   7,656
ITFI                    67,242            --           6,348            73,590
NJTFI                    2,923           686             792             4,401
NYTFI                   32,360           521           1,286            34,167
TFI                     35,997            --              --            35,997

At August 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                      CBF          ITFI         NJTFI
FUND
Current distributable ordinary income           $      --    $       --    $       51
Current distributable tax-exempt income               283         3,484           169
Plus/Less: cumulative timing differences             (328)       (3,874)         (201)
Undistributed ordinary income or
  (overdistribution of ordinary income)         $     (45)   $     (390)   $       19
Current distributable long-term capital
  gain or (tax basis capital loss carryover)        1,203         3,072         1,961
Plus/Less: cumulative timing differences               --            --            --
Undistributed long-term gains/
  accumulated capital loss                          1,203         3,072         1,961
Unrealized appreciation (depreciation)          $   7,179    $   81,177    $    2,144

                                                                  NYTFI           TFI
FUND
Current distributable ordinary income                        $       --    $       21
Current distributable tax-exempt income                           1,264         2,072
Plus/Less: cumulative timing differences                         (1,442)       (2,306)
Undistributed ordinary income or
  (overdistribution of ordinary income)                      $     (178)   $     (213)
Current distributable long-term capital
  gain or (tax basis capital loss carryover)                      7,747         4,359
Plus/Less: cumulative timing differences                             --            --
Undistributed long-term gains/
  accumulated capital loss                                        7,747         4,359
Unrealized appreciation (depreciation)                       $   33,543    $   37,155

For CBF, TFI and ITFI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures. For NYTFI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures, and basis adjustment due to different book/tax amortization of market discount. For the Funds, the cumulative timing difference account primarily consists of dividends payable and deferred compensation.

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds had entered into an agreement, enabling it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at August 31, 2003, nor at anytime during the year then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CBF, NJTFI and NYTFI primarily invest in issuers in the States of California, New Jersey and New York, respectively. TFI invested approximately 26.9% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. SUBSEQUENT EVENTS

On September 1, 2003, Robert Fleming, Inc. and J.P. Morgan Fleming Asset Management (USA), Inc. merged into J.P. Morgan Investment Management, Inc. ("JPMIM"). The investment advisory services and personnel providing investment advice have not changed as a result of the merger. Effective September 1, 2003, JPMIM, the surviving entity, will serve as advisor to all of the funds.

On October 1, 2003, JPMIM changed from being a wholly owned subsidiary of JPMorgan ("Parent") to being an indirectly wholly owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings, Inc.

12. CAPITAL SHARE TRANSACTIONS

                                              CALIFORNIA BOND FUND
                                       ----------------------------------
                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2003   AUGUST 31, 2002^
CLASS A SHARES
AMOUNT
    Shares sold                            $     4,386        $     4,563
    Shares issued in connection with
    Fund reorganization (Note 2)                    --             23,319
    Shares issued in reinvestment
      of distributions                             448                358
    Shares redeemed                             (5,714)            (5,377)
-------------------------------------------------------------------------
    Net increase (decrease) in Fund
      shares outstanding                   $      (880)       $    22,863
-------------------------------------------------------------------------
SHARES
    Shares sold                                    401                417
    Shares issued in connection with
      Fund reorganization (Note 2)                  --              2,139
    Shares issued in reinvestment
      of distributions                              41                 33
    Shares redeemed                               (516)              (498)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                      (74)             2,091
-------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                            $    32,544        $    65,758
    Shares issued in reinvestment
      of distributions                           1,830              1,621
    Shares redeemed                            (73,815)           (56,771)
-------------------------------------------------------------------------
    Net increase (decrease) in Fund
      shares outstanding                   $   (39,441)       $    10,608
-------------------------------------------------------------------------
SHARES
    Shares sold                                  2,989              6,130
    Shares issued in reinvestment
      of distributions                             168                152
    Shares redeemed                             (6,788)            (5,332)
-------------------------------------------------------------------------
    Net increase (decrease) in Fund
      shares outstanding                        (3,631)               950
-------------------------------------------------------------------------

^ For Class A Shares, from commencement of offering on September 10, 2001.

                                        CALIFORNIA BOND FUND (CONTINUED)
                                       ----------------------------------
                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2003    AUGUST 31, 2002
SELECT SHARES
AMOUNT
    Shares sold                            $    12,521        $    22,222
    Shares issued in reinvestment
      of distributions                             730                695
    Shares redeemed                            (21,864)            (9,362)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $    (8,613)       $    13,555
-------------------------------------------------------------------------
SHARES
    Shares sold                                  1,130              2,049
    Shares issued in reinvestment
      of distributions                              66                 64
    Shares redeemed                             (1,980)              (863)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                     (784)             1,250
-------------------------------------------------------------------------

                                        INTERMEDIATE TAX FREE INCOME FUND
                                       ----------------------------------
                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2003   AUGUST 31, 2002^
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                            $   135,433        $   238,778
    Shares issued in connection with
      Fund reorganization (Note 2)                  --            552,679
    Shares issued in reinvestment
      of distributions                           9,531              9,244
    Shares redeemed                           (293,878)          (170,779)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $  (148,914)       $   629,922
-------------------------------------------------------------------------
SHARES
    Shares sold                                 12,144             21,941
    Shares issued in connection with
      Fund reorganization (Note 2)                  --             50,521
    Shares issued in reinvestment
      of distributions                             856                848
    Shares redeemed                            (26,319)           (15,721)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                  (13,319)            57,589
-------------------------------------------------------------------------
SELECT SHARES *
AMOUNT
    Shares sold                            $   368,766        $   321,333
    Shares issued in connection with
      Fund reorganization (Note 2)                  --            353,981
    Shares issued in reinvestment
    of distributions                            16,184             13,644
    Shares redeemed                           (356,618)          (280,591)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $    28,332        $   408,367
-------------------------------------------------------------------------
SHARES
    Shares sold                                 33,010             29,316
    Shares issued in connection with
      Fund reorganization (Note 2)                  --             32,330
    Shares issued in reinvestment
      of distributions                           1,457              1,257
    Shares redeemed                            (31,918)           (25,736)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                    2,549             37,167
-------------------------------------------------------------------------

* Formerly Institutional Class shares.
^ For Institutional Shares, from commencement of offering on September 10, 2001.

                                         NEW JERSEY TAX FREE INCOME FUND
                                       ----------------------------------
                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2003   AUGUST 31, 2002^
CLASS A SHARES
AMOUNT
    Shares sold                            $     1,811        $        53
    Shares issued in reinvestment
      of distributions                              22                  1
    Shares redeemed                                (23)                --
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $     1,810        $        54
-------------------------------------------------------------------------
SHARES
    Shares sold                                    175                  5
    Shares issued in reinvestment
      of distributions                               2                 --
    Shares redeemed                                 (2)                --
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                      175                  5
-------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                            $       839        $        56
    Shares issued in reinvestment
      of distributions                               9                 --
    Shares redeemed                                (88)                --
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $       760        $        56
-------------------------------------------------------------------------
SHARES
    Shares sold                                     82                  6
    Shares issued in reinvestment
      of distributions                               1                 --
    Shares redeemed                                 (9)                --
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                       74                  6
-------------------------------------------------------------------------
SELECT SHARES *
AMOUNT
    Shares sold                            $     5,191        $    10,293
    Shares issued in reinvestment
      of distributions                           1,186              1,317
    Shares redeemed                            (14,969)           (10,958)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $    (8,592)       $       652
-------------------------------------------------------------------------
SHARES
    Shares sold                                    504              1,022
    Shares issued in reinvestment
      of distributions                             117                134
    Shares redeemed                             (1,453)            (1,081)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                     (832)                75
-------------------------------------------------------------------------

^ For Class A and Class B Shares, from commencement of offering on
  April 01, 2002.
* Formerly Institutional Class shares.

                                     NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                     ------------------------------------------
                                               YEAR ENDED            YEAR ENDED
                                          AUGUST 31, 2003       AUGUST 31, 2002
CLASS A SHARES
AMOUNT
    Shares sold                               $    26,999           $   142,935
    Shares issued in reinvestment
      of distributions                              2,726                 3,899
    Shares redeemed                               (47,172)             (157,990)
-------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                 $   (17,447)          $   (11,156)
-------------------------------------------------------------------------------
SHARES
    Shares sold                                     3,598                19,642
    Shares issued in reinvestment
      of distributions                                364                   536
    Shares redeemed                                (6,318)              (21,759)
-------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                      (2,356)               (1,581)
-------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                               $     7,435           $    12,643
    Shares issued in reinvestment
      of distributions                                428                   305
    Shares redeemed                                (3,541)               (4,341)
-------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                 $     4,322           $     8,607
-------------------------------------------------------------------------------
SHARES
    Shares sold                                       988                 1,731
    Shares issued in reinvestment
      of distributions                                 57                    42
    Shares redeemed                                  (471)                 (595)
-------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                         574                 1,178
-------------------------------------------------------------------------------

                                       NEW YORK INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                       ------------------------------------------------------
                                                             YEAR ENDED            YEAR ENDED
                                                       AUGUST 31, 2003^       AUGUST 31, 2002
CLASS C SHARES
AMOUNT
    Shares sold                                             $     1,937
    Shares issued in reinvestment
      of distributions                                               10
    Shares redeemed                                                 (93)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                               $     1,854
---------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                     257
    Shares issued in reinvestment
      of distributions                                                1
    Shares redeemed                                                 (13)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                                       245
---------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                             $    28,180           $    92,571
    Shares issued in connection with
      Fund reorganization (Note 2)                                   --               307,395
    Shares issued in reinvestment
      of distributions                                            4,650                 4,642
    Shares redeemed                                             (98,854)             (112,439)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                               $   (66,024)          $   292,169
---------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                   3,755                12,678
    Shares issued in connection with
      Fund reorganization (Note 2)                                   --                41,920
    Shares issued in reinvestment
      of distributions                                              620                   636
    Shares redeemed                                             (13,177)              (15,336)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                                    (8,802)               39,898
---------------------------------------------------------------------------------------------

^ For Class C Shares, from commencement of offering on January 31, 2003.

                                       NEW YORK INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                       ------------------------------------------------------
                                                             YEAR ENDED            YEAR ENDED
                                                        AUGUST 31, 2003       AUGUST 31, 2002
SELECT SHARES *
AMOUNT
    Shares sold                                             $    78,597           $   117,859
    Shares issued in connection with
      Fund Reorganization (Note 2)                                   --               159,184
    Shares issued in reinvestment
      of distributions                                            4,113                 5,138
    Shares redeemed                                            (140,893)             (116,035)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                               $   (58,183)          $   166,146
---------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                  10,472                16,117
    Shares issued in connection with
      Fund Reorganization (Note 2)                                   --                21,707
    Shares issued in reinvestment
      of distributions                                              549                   705
    Shares redeemed                                             (18,786)              (15,882)
---------------------------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                                    (7,765)               22,647
---------------------------------------------------------------------------------------------

* Formerly Institutional Class shares.

                                             TAX FREE INCOME FUND
                                       ----------------------------------
                                            YEAR ENDED         YEAR ENDED
                                       AUGUST 31, 2003    AUGUST 31, 2002
CLASS A SHARES
AMOUNT
    Shares sold                            $    97,661        $    95,324
    Shares issued in reinvestment
      of distributions                           2,131              1,846
    Shares redeemed                           (107,439)           (95,334)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $    (7,647)       $     1,836
-------------------------------------------------------------------------
SHARES
    Shares sold                                 14,710             14,638
    Shares issued in reinvestment
      of distributions                             321                284
    Shares redeemed                            (16,156)           (14,631)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                   (1,125)               291
-------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                            $     1,104        $     2,398
    Shares issued in reinvestment
      of distributions                             144                126
    Shares redeemed                             (1,632)            (4,169)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $      (384)       $    (1,645)
-------------------------------------------------------------------------
SHARES
    Shares sold                                    165                368
    Shares issued in reinvestment
      of distributions                              22                 19
    Shares redeemed                               (246)              (639)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                      (59)              (252)
-------------------------------------------------------------------------
SELECT SHARES *
AMOUNT
    Shares sold                            $    24,525        $    94,544
    Shares issued in reinvestment
      of distributions                           5,617                 89
    Shares redeemed                           (144,780)          (107,312)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding              $  (114,638)       $   (12,679)
-------------------------------------------------------------------------
SHARES
    Shares sold                                  3,681             14,556
    Shares issued in reinvestment
      of distributions                             855                 14
    Shares redeemed                            (21,767)           (16,519)
-------------------------------------------------------------------------
    Net increase (decrease) in
      Fund shares outstanding                  (17,231)            (1,949)
-------------------------------------------------------------------------

* Formerly Institutional Class shares.

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                       PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03               $    11.07         0.39          (0.22)         0.17         0.40            0.04            0.44
9/10/01** Through 8/31/02        $    10.90         0.40           0.17          0.57         0.40              --            0.40

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03               $    10.36         0.30          (0.10)         0.20         0.32            0.17            0.49
4/1/02** Through 8/31/02         $     9.84         0.12           0.53          0.65         0.13              --            0.13

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03               $     7.45         0.26@         (0.10)         0.16         0.26              --!           0.26
Year Ended 8/31/02               $     7.37         0.26@          0.10          0.36         0.27            0.01            0.28
2/16/01** Through 8/31/01        $     7.22         0.15           0.15          0.30         0.15              --            0.15

TAX FREE INCOME FUND
Year Ended 8/31/03               $     6.66         0.26@         (0.12)         0.14         0.26            0.05            0.31
Year Ended 8/31/02               $     6.57         0.28@          0.08          0.36         0.27              --            0.27
2/16/01** Through 8/31/01        $     6.44         0.15           0.13          0.28         0.15              --            0.15

 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
(b)  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RATIOS/SUPPLEMENTAL
                                      PER SHARE OPERATING PERFORMANCE:                DATA:
                                      ----------------------------------------------------
                                                                               NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL             PERIOD
                                            OF PERIOD     RETURN (1)(a)      (IN MILLIONS)
CALIFORNIA BOND FUND
Year Ended 8/31/03                    $         10.80              1.51%   $            22
9/10/01** Through 8/31/02             $         11.07              5.33%   $            23

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                    $         10.07              1.92%   $             2
4/1/02** Through 8/31/02              $         10.36              6.67%   $            --(b)

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                    $          7.35              2.15%   $            88
Year Ended 8/31/02                    $          7.45              5.06%   $           107
2/16/01** Through 8/31/01             $          7.37              4.26%   $           117

TAX FREE INCOME FUND
Year Ended 8/31/03                    $          6.49              2.15%   $            52
Year Ended 8/31/02                    $          6.66              5.64%   $            61
2/16/01** Through 8/31/01             $          6.57              4.46%   $            59

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                        ----------------------------------------------------------------------------------------
                                                            RATIOS TO AVERAGE NET ASSETS: #
                                        ------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                          0.60%           3.56%                   1.16%                   3.00%             49%
9/10/01** Through 8/31/02                   0.60%           3.70%                   1.23%                   3.07%             65%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                          1.00%           2.87%                   3.13%                   0.74%             59%
4/1/02** Through 8/31/02                    1.00%           3.16%                  33.81%!!               (29.67%)!!          75%

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                          0.75%           3.45%                   1.07%                   3.13%             38%
Year Ended 8/31/02                          0.75%           3.58%                   1.09%                   3.24%             75%
2/16/01** Through 8/31/01                   0.75%           4.10%                   1.21%                   3.64%             33%

TAX FREE INCOME FUND
Year Ended 8/31/03                          0.75%           3.94%                   1.14%                   3.55%             36%
Year Ended 8/31/02                          0.75%           4.21%                   1.15%                   3.81%             94%
2/16/01** Through 8/31/01                   0.75%           4.55%                   1.23%                   4.07%             57%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                      PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03               $    10.34         0.26          (0.12)         0.14         0.27            0.17            0.44
4/1/02** Through 8/31/02         $     9.84         0.11           0.50          0.61         0.11              --            0.11

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03               $     7.46         0.20@         (0.10)         0.10         0.20              --!           0.20
Year Ended 8/31/02               $     7.38         0.21@          0.08          0.29         0.20            0.01            0.21
2/16/01** Through 8/31/01        $     7.22         0.12           0.16          0.28         0.12              --            0.12

TAX FREE INCOME FUND
Year Ended 8/31/03               $     6.68         0.20@         (0.12)         0.08         0.21            0.05            0.26
Year Ended 8/31/02               $     6.58         0.25@          0.05          0.30         0.20              --            0.20
2/16/01** Through 8/31/01        $     6.44         0.12           0.14          0.26         0.12              --            0.12

 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
(b)  Amount rounds to less than one million.
  #  Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                       RATIOS/SUPPLEMENTAL
                                      PER SHARE OPERATING PERFORMANCE:               DATA:
                                      ----------------------------------------------------
                                                                               NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL            PERIOD
                                            OF PERIOD     RETURN (1)(a)      (IN MILLIONS)
NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                    $         10.04              1.31%   $             1
4/1/02** Through 8/31/02              $         10.34              6.20%   $            --(b)

NEW YORK INTERMEDIATE TAX
FREE INCOME FUND
Year Ended 8/31/03                    $          7.36              1.34%   $            25
Year Ended 8/31/02                    $          7.46              4.08%   $            21
2/16/01** Through 8/31/01             $          7.38              3.91%   $            12

TAX FREE INCOME FUND
Year Ended 8/31/03                    $          6.50              1.11%   $             6
Year Ended 8/31/02                    $          6.68              4.69%   $             6
2/16/01** Through 8/31/01             $          6.58              4.13%   $             7

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                    --------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                    ----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                          1.50%           2.44%                   4.96%                  (1.02%)            59%
4/1/02** Through 8/31/02                    1.50%           2.72%                  36.90%!!               (32.68%)!!          75%

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                          1.55%           2.64%                   1.57%                   2.62%             38%
Year Ended 8/31/02                          1.57%           2.74%                   1.59%                   2.72%             75%
2/16/01** Through 8/31/01                   1.64%           3.21%                   1.72%                   3.13%             33%

TAX FREE INCOME FUND
Year Ended 8/31/03                          1.64%           3.04%                   1.64%                   3.04%             36%
Year Ended 8/31/02                          1.64%           3.31%                   1.65%                   3.30%             94%
2/16/01** Through 8/31/01                   1.64%           3.66%                   1.74%                   3.56%             57%

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
1/31/03** Through 8/31/03        $     7.46        0.10@          (0.09)         0.01         0.11             --!            0.11

 **  Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RATIOS/SUPPLEMENTAL
                                       PER SHARE OPERATING PERFORMANCE:               DATA:
                                      ----------------------------------------------------
                                                                               NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL            PERIOD
                                            OF PERIOD     RETURN (1)(a)      (IN MILLIONS)
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
1/31/03** Through 8/31/03             $          7.36              0.17%   $             2

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                    --------------------------------------------------------------------------------------------
                                                         RATIOS TO AVERAGE NET ASSETS: #
                                    ----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
1/31/03** Through 8/31/03                   1.55%           2.40%                   1.57%                   2.38%             38%

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03               $    10.90         0.41          (0.23)         0.18         0.40            0.04            0.44
Year Ended 8/31/02               $    10.73         0.42           0.16          0.58         0.41              --            0.41
5/1/01 Through 8/31/01^          $    10.36         0.14           0.40          0.54         0.14            0.03            0.17
Year Ended 4/30/01               $    10.03         0.46           0.33          0.79         0.46              --            0.46
Year Ended 4/30/00               $    10.40         0.42          (0.36)         0.06         0.42            0.01            0.43
Year Ended 4/30/99               $    10.20         0.41           0.25          0.66         0.41            0.05            0.46

INTERMEDIATE TAX FREE
  INCOME FUND
Year Ended 8/31/03               $    11.15         0.43          (0.15)         0.28         0.43            0.07            0.50
9/10/01** Through 8/31/02        $    10.94         0.44           0.25          0.69         0.44            0.04            0.48

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03               $     7.46         0.28@         (0.10)         0.18         0.28              --!           0.28
9/10/01** Through 8/31/02        $     7.33         0.27@          0.15          0.42         0.28            0.01            0.29

  ^ The Fund changed its fiscal year end from April 30 to August 31. ** Commencement of offering of class of shares.
  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RATIOS/SUPPLEMENTAL
                                    PER SHARE OPERATING PERFORMANCE:                  DATA:
                                    ------------------------------------------------------
                                                                               NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL             PERIOD
                                            OF PERIOD        RETURN (a)      (IN MILLIONS)
CALIFORNIA BOND FUND
Year Ended 8/31/03                    $         10.64              1.67%   $           107
Year Ended 8/31/02                    $         10.90              5.57%   $           149
5/1/01 Through 8/31/01^               $         10.73              5.31%   $           137
Year Ended 4/30/01                    $         10.36              7.97%   $           126
Year Ended 4/30/00                    $         10.03              0.70%   $            85
Year Ended 4/30/99                    $         10.40              6.55%   $            64

INTERMEDIATE TAX FREE INCOME FUND
Year Ended 8/31/03                    $         10.93              2.60%   $           484
9/10/01** Through 8/31/02             $         11.15              6.43%   $           642

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                    $          7.36              2.40%   $           229
9/10/01** Through 8/31/02             $          7.46              5.89%   $           298

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                    --------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                    ----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                          0.50%           3.72%                   0.66%                   3.56%             49%
Year Ended 8/31/02                          0.50%           3.84%                   0.71%                   3.63%             65%
5/1/01 Through 8/31/01^                     0.50%           3.99%                   0.59%                   3.90%             29%
Year Ended 4/30/01                          0.50%           4.40%                   0.59%                   4.31%             55%
Year Ended 4/30/00                          0.50%           4.19%                   0.70%                   3.99%             87%
Year Ended 4/30/99                          0.49%           3.92%                   0.71%                   3.70%             40%

INTERMEDIATE TAX FREE
  INCOME FUND
Year Ended 8/31/03                          0.50%           3.89%                   0.59%                   3.80%             56%
9/10/01** Through 8/31/02                   0.50%           4.02%                   0.58%                   3.94%             71%

NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                          0.50%           3.70%                   0.60%                   3.60%             38%
9/10/01** Through 8/31/02                   0.50%           3.85%                   0.62%                   3.73%             75%

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES*

                                                                   PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03               $    11.07         0.39          (0.23)         0.16         0.39            0.04            0.43
Year Ended 8/31/02               $    10.91         0.40           0.16          0.56         0.40              --            0.40
5/1/01 Through 8/31/01^          $    10.53         0.14           0.41          0.55         0.14            0.03            0.17
Year Ended 4/30/01               $    10.20         0.45           0.33          0.78         0.45              --            0.45
Year Ended 4/30/00               $    10.57         0.41          (0.36)         0.05         0.41            0.01            0.42
Year Ended 4/30/99               $    10.35         0.40           0.26          0.66         0.40            0.04            0.44

INTERMEDIATE TAX FREE
  INCOME FUND
Year Ended 8/31/03               $    11.15         0.42          (0.15)         0.27         0.42            0.07            0.49
Year Ended 8/31/02               $    10.98         0.43           0.21          0.64         0.43            0.04            0.47
Year Ended 8/31/01               $    10.46         0.44           0.52          0.96         0.44              --            0.44
Year Ended 8/31/00               $    10.42         0.46           0.10          0.56         0.46            0.06            0.52
Year Ended 8/31/99               $    10.93         0.52          (0.39)         0.13         0.52            0.12            0.64

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03               $    10.34         0.34          (0.08)         0.26         0.34            0.17            0.51
Year Ended 8/31/02               $    10.33         0.37           0.20          0.57         0.37            0.19            0.56
Year Ended 8/31/01               $     9.73         0.42           0.60          1.02         0.42              --            0.42
Year Ended 8/31/00               $     9.61         0.44           0.12          0.56         0.44              --            0.44
Year Ended 8/31/99               $    10.24         0.49          (0.45)         0.04         0.49            0.18            0.67

  *  Formerly Institutional for ITFI and NJTFI.
  ^  The Fund changed its fiscal year end from April 30 to August 31.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RATIOS/SUPPLEMENTAL
                                    PER SHARE OPERATING PERFORMANCE:                  DATA:
                                    ------------------------------------------------------
                                                                               NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL             PERIOD
                                            OF PERIOD        RETURN (a)      (IN MILLIONS)
CALIFORNIA BOND FUND
Year Ended 8/31/03                    $         10.80              1.45%   $            36
Year Ended 8/31/02                    $         11.07              5.31%   $            46
5/1/01 Through 8/31/01^               $         10.91              5.31%   $            31
Year Ended 4/30/01                    $         10.53              7.77%   $            33
Year Ended 4/30/00                    $         10.20              0.60%   $            14
Year Ended 4/30/99                    $         10.57              6.43%   $            17

INTERMEDIATE TAX FREE INCOME FUND
Year Ended 8/31/03                    $         10.93              2.44%   $         1,159
Year Ended 8/31/02                    $         11.15              5.99%   $         1,155
Year Ended 8/31/01                    $         10.98              9.35%   $           728
Year Ended 8/31/00                    $         10.46              5.54%   $           694
Year Ended 8/31/99                    $         10.42              1.15%   $           729

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                    $         10.09              2.58%   $            72
Year Ended 8/31/02                    $         10.34              5.82%   $            83
Year Ended 8/31/01                    $         10.33             10.69%   $            82
Year Ended 8/31/00                    $          9.73              6.08%   $            73
Year Ended 8/31/99                    $          9.61              0.37%   $            68

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                    --------------------------------------------------------------------------------------------
                                                          RATIOS TO AVERAGE NET ASSETS: #
                                    ----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                          0.65%           3.51%                   0.84%                   3.32%             49%
Year Ended 8/31/02                          0.65%           3.63%                   0.88%                   3.40%             65%
5/1/01 Through 8/31/01^                     0.65%           3.84%                   0.78%                   3.71%             29%
Year Ended 4/30/01                          0.65%           4.25%                   0.78%                   4.12%             55%
Year Ended 4/30/00                          0.65%           3.99%                   0.85%                   3.79%             87%
Year Ended 4/30/99                          0.65%           3.76%                   0.87%                   3.54%             40%

INTERMEDIATE TAX FREE INCOME FUND
Year Ended 8/31/03                          0.66%           3.73%                   0.74%                   3.65%             56%
Year Ended 8/31/02                          0.66%           3.88%                   0.74%                   3.80%             71%
Year Ended 8/31/01                          0.74%           4.10%                   0.75%                   4.09%             43%
Year Ended 8/31/00                          0.57%           4.49%                   0.66%                   4.40%             60%
Year Ended 8/31/99                          0.03%           4.81%                   0.50%                   4.34%             62%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/03                          0.75%           3.35%                   0.90%                   3.20%             59%
Year Ended 8/31/02                          0.75%           3.64%                   0.89%                   3.50%             75%
Year Ended 8/31/01                          0.75%           4.18%                   0.93%                   4.00%             48%
Year Ended 8/31/00                          0.59%           4.67%                   0.82%                   4.44%             48%
Year Ended 8/31/99                          0.04%           4.94%                   0.63%                   4.35%             24%

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES*

                                                                     PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------------------------------------------------
                                                  INCOME FROM INVESTMENT OPERATIONS:                 LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03               $     7.46         0.26@         (0.09)         0.17         0.26              --!           0.26
Year Ended 8/31/02               $     7.38         0.26@          0.09          0.35         0.26            0.01            0.27
Year Ended 8/31/01               $     7.01         0.29           0.37          0.66         0.29              --            0.29
Year Ended 8/31/00               $     6.91         0.31           0.10          0.41         0.31              --            0.31
Year Ended 8/31/99               $     7.29         0.35          (0.31)         0.04         0.35            0.07            0.42

TAX FREE INCOME FUND
Year Ended 8/31/03               $     6.65         0.26@         (0.12)         0.14         0.26            0.05            0.31
Year Ended 8/31/02               $     6.57         0.28@          0.08          0.36         0.28              --            0.28
Year Ended 8/31/01               $     6.25         0.29           0.32          0.61         0.29              --            0.29
Year Ended 8/31/00               $     6.19         0.30           0.06          0.36         0.30              --            0.30
Year Ended 8/31/99               $     6.60         0.34          (0.37)        (0.03)        0.34            0.04            0.38

* Formerly Institutional.
@ Calculated based upon average shares outstanding.
! Rounds to less than .005

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        RATIOS/SUPPLEMENTAL
                                    PER SHARE OPERATING PERFORMANCE:                  DATA:
                                    ------------------------------------------------------
                                                                                NET ASSETS,
                                            NET ASSET                               END OF
                                           VALUE, END             TOTAL             PERIOD
                                            OF PERIOD            RETURN      (IN MILLIONS)
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                    $          7.37              2.32%   $           410
Year Ended 8/31/02                    $          7.46              4.99%   $           474
Year Ended 8/31/01                    $          7.38              9.68%   $           302
Year Ended 8/31/00                    $          7.01              6.13%   $           277
Year Ended 8/31/99                    $          6.91              0.38%   $           295

TAX FREE INCOME FUND
Year Ended 8/31/03                    $          6.48              2.14%   $           663
Year Ended 8/31/02                    $          6.65              5.61%   $           796
Year Ended 8/31/01                    $          6.57             10.00%   $           798
Year Ended 8/31/00                    $          6.25              6.11%   $           753
Year Ended 8/31/99                    $          6.19             (0.63%)  $           744

                                                                   RATIOS/SUPPLEMENTAL DATA:
                                    --------------------------------------------------------------------------------------------
                                                           RATIOS TO AVERAGE NET ASSETS: #
                                    ----------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                             NET                EXPENSES                  INCOME
                                                      INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                             NET          INCOME          REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                        EXPENSES          (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS            RATE
NEW YORK INTERMEDIATE TAX
  FREE INCOME FUND
Year Ended 8/31/03                          0.72%           3.48%                   0.75%                   3.45%             38%
Year Ended 8/31/02                          0.72%           3.63%                   0.76%                   3.59%             75%
Year Ended 8/31/01                          0.75%           4.10%                   0.79%                   4.06%             33%
Year Ended 8/31/00                          0.58%           4.48%                   0.70%                   4.36%             46%
Year Ended 8/31/99                          0.04%           4.85%                   0.53%                   4.36%             39%

TAX FREE INCOME FUND
Year Ended 8/31/03                          0.75%           3.95%                   0.75%                   3.95%             36%
Year Ended 8/31/02                          0.75%           4.23%                   0.75%                   4.23%             94%
Year Ended 8/31/01                          0.74%           4.56%                   0.76%                   4.54%             57%
Year Ended 8/31/00                          0.57%           4.98%                   0.66%                   4.89%             35%
Year Ended 8/31/99                          0.03%           5.25%                   0.50%                   4.78%             39%

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT AUDITORS

To the Trustees and Shareholders of
J.P. Morgan Series Trust and
J.P. Morgan Mutual Fund Select Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Bond Fund, JPMorgan Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund, and JPMorgan Tax Free Income Fund (separate portfolios of J.P. Morgan Series Trust and J.P. Morgan Mutual Fund Select Trust, hereafter referred to as the "Trusts") at August 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 20, 2003

TAX LETTER (UNAUDITED)

JPMORGAN CALIFORNIA BOND FUND ("CBF")

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND ("ITFI")

JPMORGAN NEW JERSEY TAX FREE INCOME FUND ("NJTFI")

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND ("NYTFI")

JPMORGAN TAX FREE INCOME FUND ("TFI")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2003. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

For the fiscal year ended August 31, 2003:

- The dividends paid from net investment income are 99.46%, 99.67%, 99.83%, 99.86%, and 99.69% exempt from Federal income tax for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

- The Long-Term Capital gain designation is $493,457, $5,384,389, $878,216, $212,431 and $3,165,489 for CBF, ITFI, NJTFI, NYTFI, and TFI, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 4.81%, 10.19%, 4.06%, 3.73% and 3.21% for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                         POSITIONS                                                  NUMBER OF            OTHER
                         HELD WITH                             PRINCIPAL            PORTFOLIOS IN        DIRECTORSHIPS
                         EACH          TERM OF OFFICE          OCCUPATIONS          JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS    JP MORGAN     AND LENGTH OF           DURING PAST          COMPLEX(1) OVERSEEN  JP MORGAN FUND
AND DATE OF BIRTH        TRUST         TIME SERVED             5 YEARS              BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 TRUSTEE(S)

William J. Armstrong;    Trustee       Trustee of Funds that   Retired; Vice        71                   None
522 Fifth Avenue,                      are series of JPMST     President and
New York, NY 10036;                    since 2001 and Funds    Treasurer of
12/4/1941                              that are series of      Ingersoll-Rand
                                       MFST since 1996.        Company
                                                               (manufacturer of
                                                               industrial
                                                               equipment)
                                                               (1972 - 2000)

Roland R. Eppley, Jr.;   Trustee       Trustee of Funds that   Retired              71                   Director, Janel Hydro,
522 Fifth Avenue,                      are series of JPMST                                               Inc. (1993-Present)
New York, NY 10036;                    since 2001 and Funds
4/1/1932                               that are series of
                                       MFST since 1996.

Ann Maynard Gray;        Trustee       Since 2001              Vice President of    71                   Director of Duke Energy
522 Fifth Avenue,                                              Capital Cities/ABC,                       Corporation
New York, NY 10036;                                            Inc.                                      (1997-Present); Director
8/22/1945                                                      (communications)                          of Elan Corporation, Plc
                                                               (1986-1998);                              (pharmaceuticals)
                                                               President of                              (2001-Present); Director
                                                               Diversified                               of The Phoenix Companies
                                                               Publishing Group                          (wealth management)
                                                               (1991-1997)                               (2002-Present)

Matthew Healey;          Trustee and   Trustee of Funds that   Retired; Chief       71                   None
522 Fifth Avenue,        President of  are series of JPMST     Executive Officer of
New York, NY 10036;      the Board of  since 1996 and Funds    certain J.P. Morgan
8/23/1937                Trustees      that are series of      Fund Trusts (1982
                                       MFST since 2001.        -2001)

Fergus Reid, III;        Trustee and   Trustee of Funds that   Chairman of          71                   Trustee of 16 Morgan
522 Fifth Avenue,        Chairman of   are series of JPMST     Lumelite Corporation                      Stanley Funds
New York, NY 10036;      the Board of  since 2001 and Funds    (plastics                                 (1995-Present)
8/12/1932                Trustees      that are series of      manufacturing)
                                       MFST since 1996.        (1985-Present)

James J. Schonbachler;   Trustee       Since 2001              Retired; Managing    71                   None
522 Fifth Avenue,                                              Director of Bankers
New York, NY 10036;                                            Trust Company
1/26/1943                                                      (financial services)
                                                               (1968-1998); Group
                                                               Head and Director of
                                                               Bankers Trust, A.G.,
                                                               Zurich and BT
                                                               Brokerage Corp.
                                                               (financial services)
                                                               (1995-2002)

                         POSITIONS                                                  NUMBER OF            OTHER
                         HELD WITH                             PRINCIPAL            PORTFOLIOS IN        DIRECTORSHIPS
                         EACH          TERM OF OFFICE          OCCUPATIONS          JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS    JP MORGAN     AND LENGTH OF           DURING PAST          COMPLEX OVERSEEN     JP MORGAN FUND
AND DATE OF BIRTH        TRUST         TIME SERVED             5 YEARS              BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
 TRUSTEE(S) (CONTINUED)

Robert J. Higgins;       Trustee       Since 2002              Director of          71                   Director of Providian
522 Fifth Avenue,                                              Administration of                         Financial Corp. (banking)
New York, NY 10036;                                            the State of Rhode                        (2002-Present)
10/9/1945                                                      Island
                                                               (2003-Present);
                                                               President - Consumer
                                                               Banking and
                                                               Investment Services
                                                               Fleet Boston
                                                               Financial
                                                               (1971-2002)

Dr. Matthew Goldstein;   Trustee       Since 2003              Chancellor of the    71                   Trustee of the Albert
522 Fifth Avenue,                                              City University of                        Einstein School of
New York, NY 10036;                                            New York, since                           Medicine (1998-present);
11/10/1941                                                     September 1, 1999;                        Trustee of Bronx Lebanon
                                                               President, Adelphi                        Hospital Center
                                                               University (New                           (1992-present); Director
                                                               York) (1998-1999).                        of New Plan Excel Realty
                                                                                                         Trust, Inc (real estate
                                                                                                         investment company)
                                                                                                         (2000-present); Director
                                                                                                         of Lincoln Center
                                                                                                         Institute for the Arts in
                                                                                                         Education (1999-present);
                                                                                                         Director of Jewish
                                                                                                         Community Relations
                                                                                                         Counsel of New York, Inc.
                                                                                                         (2000-present); Director
                                                                                                         of United Way of New York
                                                                                                         City (2002-present).

William G. Morton, Jr.;  Trustee       Since 2003              Formerly Chairman    71                   Director of Radio Shack
522 Fifth Avenue,                                              Emeritus (March 2001                      Corporation (electronics)
New York, NY 10036;                                            - October 2002), and                      (1987-present); Director
3/13/1937                                                      Chairman and Chief                        of the Griswold Company
                                                               Executive Officer,                        (securities brokerage)
                                                               Boston Stock                              (2002-present); Director
                                                               Exchange (June 1985-                      of The National Football
                                                               March 2001).                              Foundation and College
                                                                                                         Hall of Fame
                                                                                                         (1994-present); Trustee of
                                                                                                         the Berklee College of
                                                                                                         Music (1998-present);
                                                                                                         Trustee of the Stratton
                                                                                                         Mountain School
                                                                                                         (2001-present).

                         POSITIONS                                                  NUMBER OF            OTHER
                         HELD WITH                             PRINCIPAL            PORTFOLIOS IN        DIRECTORSHIPS
                         EACH          TERM OF OFFICE          OCCUPATIONS          JPMORGAN FUND        HELD OUTSIDE
NAME, CONTACT ADDRESS    JP MORGAN     AND LENGTH OF           DURING PAST          COMPLEX OVERSEEN     JP MORGAN FUND
AND DATE OF BIRTH        TRUST         TIME SERVED             5 YEARS              BY TRUSTEE           COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Leonard M. Spalding*     Trustee       Trustee of Funds that   Retired; Chief       71                   Director of Glenview
522 Fifth Avenue,                      are series of JPMST     Executive Officer of                      Trust; Director of Pizza
New York, NY 10036;                    since 2001 and Funds    Chase Mutual Funds                        Magia; Trustee of St.
7/20/1935                              that are series of      (investment company)                      Catherine College Trust;
                                       MFST since 1998.        (1989-1998); Chief                        Trustee of Bellarmine
                                                               Investment Executive                      University Trust; Director
                                                               of Chase Manhattan                        of Marion Washington
                                                               Private Bank                              Airport Board Trust;
                                                               (investment                               Director of Springfield
                                                               management)                               Washington Economic
                                                               (1990-1995)                               Development Board Trust.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 11 investment companies.

 * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

                         POSITIONS HELD         TERM OF OFFICE
NAME, CONTACT ADDRESS    WITH EACH              AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH        JPMORGAN TRUST         TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS

George Gatch;            President              Since 2001      Managing Director, J.P. Morgan Investment Management Inc.;
522 Fifth Avenue,                                               Head of J.P. Morgan Fleming's U.S. Mutual Funds and Financial
New York, NY 10036;                                             Intermediaries Business ("FFI"); he has held numerous
12/21/1962                                                      positions throughout the firm in business management,
                                                                marketing and sales.

David Wezdenko;          Treasurer              Since 2001      Managing Director, J.P. Morgan Investment Management Inc.;
522 Fifth Avenue,                                               Chief Operating Officer for FFI; since joining J.P. Morgan
New York, NY 10036;                                             Chase in 1996, he has held numerous financial and operation
10/2/1963                                                       related positions supporting the J.P. Morgan pooling funds business.

Sharon Weinberg;         Secretary              Since 2001      Managing Director, J.P. Morgan Investment Management Inc.;
522 Fifth Avenue,                                               Head of Business and Product Strategy for FFI; since joining
New York, NY 10036;                                             J.P. Morgan Chase in 1996, she has held numerous positions
6/15/1959                                                       throughout the asset management business in mutual funds
                                                                marketing, legal and product development.

Stephen Ungerman;        Vice President         Since 2001      Vice President, J.P. Morgan Investment Management Inc.; Fund
522 Fifth Avenue,        and Assistant                          Administration - Pooled Vehicles; prior to joining J.P.
New York, NY 10036;      Treasurer                              Morgan Chase in 2000, he held a number of in Prudential
6/2/1953                                                        Financial's asset management business, including Associate
                                                                General Counsel, Tax Director and Co-head of Fund
                                                                Administration; Mr. Ungerman also served as Assistant
                                                                Treasurer for all mutual funds managed by Prudential.

Judy R. Bartlett;        Vice President         Since 2001      Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,        and Assistant                          Investment Management Inc. since September 2000; from August
New York, NY 10036;      Secretary                              1998 through August 2000, she was an attorney at New York
 5/29/1965                                                      Life Insurance Company where she served as Assistant
                                                                Secretary for the Mainstay Funds.

Joseph J. Bertini;       Vice President         Since 2001      Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,        and Assistant                          Investment Management Inc.
New York, NY 10036;      Secretary
 11/4/1965

Wayne H. Chan;           Vice President         Since 2003      Vice President and Assistant General Counsel, J.P. Morgan
522 Fifth Avenue,        and Assistant                          Investment Management Inc. since September 2002; Mr. Chan was
New York, NY 10036;      Secretary                              an associate at the law firm of Shearman & Sterling from May
6/27/1965                                                       2001 through September 2002; Swidler Berlin Shereff Friedman
                                                                LLP from June 1999 through May 2001 and Whitman Breed Abbott
                                                                & Morgan LLP from September 1997 through May 1999.

Paul M. DeRusso          Assistant              Since 2001      Vice President, J.P. Morgan Investment Management Inc.;
522 Fifth Avenue,        Treasurer                              Manager of the Budgeting and Expense Group of Funds
New York, NY                                                    Administration Group.
10036
12/3/1954

Lai Ming Fung            Assistant              Since 2001      Associate, J.P. Morgan Investment Management Inc.; Budgeting
522 Fifth Avenue,        Treasurer                              Analyst for the Budgeting and Expense Group of Funds
New York, NY                                                    Administration Group.
10036
9/08/1974

                         POSITIONS HELD         TERM OF OFFICE
NAME, CONTACT ADDRESS    WITH EACH              AND LENGTH OF   PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH        JPMORGAN TRUST         TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Mary D. Squires          Assistant              Since 2001      Vice President, J.P. Morgan Investment Management Inc.;
522 Fifth Avenue,        Treasurer                              Ms. Squires has held numerous financial and operations
New York, NY                                                    positions supporting the J.P. Morgan Chase organization
10036                                                           complex.
1/8/1955

Nimish S. Bhatt          Assistant              Since 2001      Senior Vice President of Alternative Investment and Tax
3435 Stelzer Rd.         Treasurer                              Services of BISYS Fund Services, Inc. since January 2002;
Columbus, OH                                                    held various positions within BISYS since 1996, including
43219                                                           Senior Vice President of Fund Administration and Financial
6/6/1963                                                        Services, Vice President and Director of International
                                                                Operation, Vice President of Financial Administration and
                                                                Vice President of Tax.

Arthur A. Jensen         Assistant              Since 2001      Vice President of Financial Services of BISYS Fund Services,
3435 Stelzer Rd.         Treasurer                              Inc. since June 2001; formerly Section Manager of Northern
Columbus, OH                                                    Trust Company and Accounting Supervisor at Allstate Insurance
43219                                                           Company.
9/28/1966

Martin R. Dean           Assistant              Since 2001      Vice President of Regulatory Services of BISYS Fund Services,
3435 Stelzer Rd.         Treasurer                              Inc.
Columbus, OH
43219
11/27/1963

Alaina Metz              Assistant              Since 2001      Chief Administrative Officer of BISYS Fund Services, Inc.;
3435 Stelzer Rd.         Secretary                              formerly, Supervisor of the Blue Sky Department of Alliance
Columbus, OH                                                    Capital Management, L.P.
43219
4/7/1967

Ryan M. Louvar           Assistant              Since 2003      Counsel of Legal Services, BISYS Fund Services, Inc. since
60 State Street,         Secretary                              2000; formerly Attorney at Hill, Farrer & Burrill LLP from
Suite 1300                                                      1999 to 2000 and Knapp Petersen & Clarke, PC from 1997 to
Boston, MA                                                      1999.
02109
2/18/1972

Lisa Hurley              Assistant              Since 2001      Executive Vice President and General Counsel of BISYS Fund
60 State Street,         Secretary                              Services, Inc.
Suite 1300
Boston, MA
02109
5/29/1955

Thomas J. Smith          Vice President         Since 2002      Managing Director, Head of Compliance for J.P. Morgan Chase &
522 Fifth Avenue,        and Assistant                          Co.'s asset management business in the Americas.
New York, NY             Secretary
10036
6/24/1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMorgan Family of Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International
  Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities
  Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

A list of portfolio holdings is available fifteen days after month-end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

JPMorgan Funds Fulfillment Center                             PRSAT STD
        393 Manley Street                                   U.S. POSTAGE
 West Bridgewater, MA 02379-1039                                PAID
                                                            PERMIT 2891
                                                          KANSAS CITY, MO


(C)J.P. Morgan Chase & Co., 2003 All rights reserved. October 2003.    AN-TF-803

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

      (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a) (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             J.P. Morgan Mutual Fund Select Trust
            -------------------------------------------------------------------

By (Signature and Title)*   /s/    David Wezdenko
                         ------------------------------------------------------
                                   David Wezdenko, Treasurer

Date                        October 21, 2003
    ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/    David Wezdenko
                         ------------------------------------------------------
                                   David Wezdenko, Treasurer

Date                               October 21, 2003
    ---------------------------------------------------------------------------

By (Signature and Title)*   /s/    George C.W. Gatch
                         ------------------------------------------------------
                                   George C.W. Gatch, President

Date                               October 21, 2003
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.